Exhibit 99.15

Loan Number	Original Balance	State	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Loan Exception Status	Moodys Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade	Category	Breach Name	Initial Comment	Client/Seller Response Comments	Conclusion Comments Date Cleared Canceled Or Exception Remains Note Must State Final Status	Waiver Or Exception	Waiver Or Exception Made By	Compensating Factors	General Comments
300014432	$920,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Final 1003 is incomplete	The final 1003 in the file is partially cut off and illegible. Please provide a complete legible copy of the 1003. Additional conditions may apply.	6/2/15 A complete, unexecuted copy of the Final 1003 is attached. When combined with the sigs on the version in your possession, this should clear the condition.	6/2/15 The lender provided a copy of the final 1003. Condition cleared.			Years in Field 20 years in the same field ; No Mortgage Lates 48 months reporting 0 lates; Reserves are higher than guideline minimum Verified 389 required 6. ;
300014432	$920,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years in Field 20 years in the same field ; No Mortgage Lates 48 months reporting 0 lates; Reserves are higher than guideline minimum Verified 389 required 6. ;
300014432	$920,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,350,000 which is a 0% variance was provided. Condition Cleared.			Years in Field 20 years in the same field ; No Mortgage Lates 48 months reporting 0 lates; Reserves are higher than guideline minimum Verified 389 required 6. ;
300014431	$310,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B
300014431	$310,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,550,000 which is a 0% variance was provided. Condition Cleared.
110432311	$208,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audit calculated DTI of 41.54% exceeds lender max DTI of 38%. Lender failed to include HOA fees and used an estimated figure for property taxes which was much higher per preliminary title.
Audit reviewed the loan file and has determined that the higher DTI does not affect the overall ability to repay the subject loan.  Compensating factors include: 10 months reserves and 780 FICO. Loan will be rated a B.
																		Exception	Aggregator	Reserves are higher than guideline minimum 10.20 months reserves; FICO is higher than guideline minimum 780 credit score;
110432311	$208,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 10.20 months reserves; FICO is higher than guideline minimum 780 credit score;
110432311	$208,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.		05/27/15: CDA provided reflecting a value of $260,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 10.20 months reserves; FICO is higher than guideline minimum 780 credit score;
300014425	$1,372,000	MA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Income/Employment	Missing income documentation	Missing YTD pay stub for Borrower required to verify income and employment.
6/4/15 This loan closed in April 2011. Lender acknowledges that a current pay stub was not provided at origination. However, attached is a VOE that supports the borrower's employment/income since April 13, 2006. Compensating factors include: 80% LTV, borrowers both have excellent credit profiles with 800 credit scores, DTI's of 31/32, stable employment of 5 years at origination and $586 in PLL. This is a performing asset for > 4 yrs.
																	6/4/15 The lender acknowledged there was not a YTD pay stub in the file and provided a WVOE completed post closing. Loan will be graded a B. Condition cleared.	Waiver	Originator	Reserves are higher than guideline minimum 72.90 months reserves; DTI is lower than guideline maximum 34.70% DTI; FICO is higher than guideline minimum 800 credit score;
300014425	$1,372,000	MA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing satisfactory documentation clearing issue with easement outlined in memo to file dated 03/24/2011 on page 261.	6/4/15 See attached copy of easement clearance documentation.	6/4/15 The lender provided a copy of the easement. It's a standard utility easement. Condition cleared.			Reserves are higher than guideline minimum 72.90 months reserves; DTI is lower than guideline maximum 34.70% DTI; FICO is higher than guideline minimum 800 credit score;
300014425	$1,372,000	MA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/15/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 72.90 months reserves; DTI is lower than guideline maximum 34.70% DTI; FICO is higher than guideline minimum 800 credit score;
300014425	$1,372,000	MA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.	6/2/15 See attached Certified Final HUD	6/2/15 The lender provided a copy of the Final HUD-1. Condition cleared.			Reserves are higher than guideline minimum 72.90 months reserves; DTI is lower than guideline maximum 34.70% DTI; FICO is higher than guideline minimum 800 credit score;
300014425	$1,372,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,730,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 72.90 months reserves; DTI is lower than guideline maximum 34.70% DTI; FICO is higher than guideline minimum 800 credit score;
300014412	$787,500	WA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014412	$787,500	WA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,050,000 which is a 0% variance was provided. Condition Cleared.
300014409	$1,050,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014409	$1,050,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Disclosure is missing from the file.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.
300014409	$1,050,000	NJ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,325,000 which is a 0% variance was provided. Condition Cleared.
300014405	$1,527,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014405	$1,527,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Please provide FACTA disclosure.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.
300014405	$1,527,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $5,350,000 at 0% variance was provided. Condition cleared.
300014402	$1,800,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosed by $535.04. It appears that the lender did not include the Departmentalise fee of $375, Endorsements fee of $100 and Bankruptcy & Patriot Searches fee of $130.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.
300014402	$1,800,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	FACTA is missing from the loan file.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.
300014402	$1,800,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/18/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014402	$1,800,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/27/15 appraisal review	5/27/15 CDA report reflecting a value of $2,600,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300014398	$800,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014398	$800,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	06/01/2015: CDA	06/01/2015: Field Review provided in lieu of CDA reflecting a value of $1,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
300014395	$1,760,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Condo Questionnaire	File is missing the Condo. questionnaire. Please provide satisfactory evidence for the subject condo project. Additional conditions may apply.	6/2/15 HOA questionnaire is attached.	6/2/15 The lender provided a copy of the condo questionnaire. Condition cleared.			DTI is lower than guideline maximum 14.75% compared to 38%.; FICO is higher than guideline minimum 754 FICO; Years in Field 12 years. ;
300014395	$1,760,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	It appears the lender did not disclose the $95 service charges and $90 express mail fee. Unable to determine the remaining under disclosure of $247.97. TIL itemization was not provided in the file.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			DTI is lower than guideline maximum 14.75% compared to 38%.; FICO is higher than guideline minimum 754 FICO; Years in Field 12 years. ;
300014395	$1,760,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The Facta-Notice to Home Loan Applicant & Consumer Score Disclosure is missing from the file.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			DTI is lower than guideline maximum 14.75% compared to 38%.; FICO is higher than guideline minimum 754 FICO; Years in Field 12 years. ;
300014395	$1,760,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on Final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 14.75% compared to 38%.; FICO is higher than guideline minimum 754 FICO; Years in Field 12 years. ;
300014395	$1,760,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.		05/21/15: CDA provided reflecting a value of $2,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 14.75% compared to 38%.; FICO is higher than guideline minimum 754 FICO; Years in Field 12 years. ;
300014392	$1,052,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license	6/4/15 Borrower was and is a real estate agent. Please visit web page for "(edit)	6/4/15 The lender provided a link to the borrowers company website to verify the employment. Audit has verified the employment and uploaded a copy to the file. Condition cleared.			FICO is higher than guideline minimum FICO is 772; Years Self Employed 6 years Self Employed ; Reserves are higher than guideline minimum 118 months PITIA reserves remain ;
300014392	$1,052,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA Disclosure was not found in file.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			FICO is higher than guideline minimum FICO is 772; Years Self Employed 6 years Self Employed ; Reserves are higher than guideline minimum 118 months PITIA reserves remain ;
300014392	$1,052,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.

 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum FICO is 772; Years Self Employed 6 years Self Employed ; Reserves are higher than guideline minimum 118 months PITIA reserves remain ;
300014392	$1,052,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $1,315,000 at 0% variance was provided. Condition cleared.			FICO is higher than guideline minimum FICO is 772; Years Self Employed 6 years Self Employed ; Reserves are higher than guideline minimum 118 months PITIA reserves remain ;
300014384	$550,000	NJ	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 42.60% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 42% DTI.		Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: positive cash flow on the subject property, LTV 50.46% and 2 years tax returns provided.	Exception	Aggregator	LTV is lower than guideline maximum 50.46% LTV; Full Documentation 2 years tax returns provided. ;
300014384	$550,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B			LTV is lower than guideline maximum 50.46% LTV; Full Documentation 2 years tax returns provided. ;
300014384	$550,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			LTV is lower than guideline maximum 50.46% LTV; Full Documentation 2 years tax returns provided. ;
300014384	$550,000	NJ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 50.46% LTV; Full Documentation 2 years tax returns provided. ;
300014374	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014374	$1,500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/21/15: CDA provided reflecting a value of $2,050,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300014371	$1,300,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license.
06/08/2015: 6/6: Borrower was underwritten based upon his income from a new job which he started before the subject loan was made. There is no need to verify his previous self-employment as he was working for the new job. If the concern is evidence that he actually started at the new job, please see the notice from the newspaper 3rd party verification attached.

6/9/15 The lender provided proof the borrower started his new position as outlined in his employment offer letter. Condition cleared.6/4/15 The lender provided a copy of the borrowers business filing from 2007. Lender to provide a copy of the business verification done during the loan origination process. Condition not cleared

300014371	$1,300,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014371	$1,300,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		05/21/15: CDA provided reflecting a value of $3,400,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300014370	$2,250,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Incomplete Income Documentation
The Lender refers to reference of an employment letter indicating bonuses paid and housing paid for.  The employment letter was not provided.  The pay stub in the file does not indicate the current employer or pay frequency.  The lender did not provide a copy of the British pound currency to US dollar currency in the file to determine the method of income calculation.

6/3/15 Please find attached verification of 2010 Bonus paid in Feb 2011 in U.S. dollars $1,375,207. This verification is on current employer's letterhead. The loan team did reflect base salary in GBP 103,213 from a pay stub that does not contain pay frequency or company name. Attached please find the conversion rate of GBP to USD as of the date of the pay stub, 7/31/11. USD would be closer to $165K. If we were to use the 2010 bonus only for qualifying ($1,375,207), and consider the previous total compensation from employer as evidence in support, the DTI would be 17%. The Employment Letter verifying the 2010 bonus amount, does not address housing allowance. There is a housing allowance reflected on the 7/31/11 pay stub, but the loan team did not include this in qualifying income. Borrower has been fully debt serviced for primary residence rent at $10,000/month.
																	6/1/15 The lender provided proof of the conversion rate and the bonus. The borrowers primary housing was factored into the DTI with no additional income credit. Condition cleared.			Years in Field The borrower has been in the same line of work for 22 years; LTV is lower than guideline maximum LTV is under 50%;
300014370	$2,250,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years in Field The borrower has been in the same line of work for 22 years; LTV is lower than guideline maximum LTV is under 50%;
300014370	$2,250,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $250.95 It appears the lender did not include the Title Pick up fee of $250.00		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			Years in Field The borrower has been in the same line of work for 22 years; LTV is lower than guideline maximum LTV is under 50%;
300014370	$2,250,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Please provide FACTA disclosure.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			Years in Field The borrower has been in the same line of work for 22 years; LTV is lower than guideline maximum LTV is under 50%;
300014370	$2,250,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $7,300,000 at 0% variance was provided. Condition cleared.			Years in Field The borrower has been in the same line of work for 22 years; LTV is lower than guideline maximum LTV is under 50%;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	705 < 720 required by Lender. Based off the Lender's Loan Approval, it appears a credit score exception was granted to allow a 705 credit score.
05/19/2015: Audit hereby acknowledges the lower credit score a non-material. Adequate compensating factors are noted as: 54 months reserves, 3.6 years on job with 15 years infield and 20.12 DTI. Loan will be rated a B.
																		Exception	Aggregator	DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charges under disclosed by $150.03. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 10/28/2011 and the original application is 08/05/2011.
5/29/15 See attached initial diclosures (Package attached to the Servicing Disclosure Finding) dated 8/9 which is within 3 business days of the application. The attached disclosures include the Servicing Disclosure, initial TIL, GFE and the ARM disclosure.
																	5/29/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The Initial GFE in the file is dated 09/19/2011 and the original application date is 08/05/2011.
5/29/15 See attached initial diclosures (Package attached to the Servicing Disclosure Finding) dated 8/9 which is within 3 business days of the application. The attached disclosures include the Servicing Disclosure, initial TIL, GFE and the ARM disclosure.
																	5/29/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial TIL not provided in the file.
5/29/15 See attached initial diclosures (Package attached to the Servicing Disclosure Finding) dated 8/9 which is within 3 business days of the application. The attached disclosures include the Servicing Disclosure, initial TIL, GFE and the ARM disclosure.
																	5/29/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure not provided in the file.
5/29/15 See attached initial diclosures (Package attached to the Servicing Disclosure Finding) dated 8/9 which is within 3 business days of the application. The attached disclosures include the Servicing Disclosure, initial TIL, GFE and the ARM disclosure.
																	5/29/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the application.	Loan originator organization NMLS reference number missing on the application.	6/1/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)	6/1/15 The lender provided the application with the loan officer and loan originator NMLS ID number. Condition cleared.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014368	$1,040,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		5/22/15 CDA report reflecting a value of $1,300,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			DTI is lower than guideline maximum 20.12% DTI; Years in Field 3.6 years on job and 15 years in field; Reserves are higher than guideline minimum 54.30 months reserves.;
300014367	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	DTI exceeds guidelines: 40.31% > 38% max DTI per guidelines. The lender did not include monthly debts of $790 and $180.
Audit has determined excessive DTI is not material to the overall ability to repay the subject loan and has noted compensating factors as follows: FICO 793, Min allowed 700, and 200 months reserves with 12 months required, borrower 12 years in the same field.
																		Exception	Aggregator	Reserves are higher than guideline minimum 200 months > 12 mos; CLTV is lower than guideline maximum 51.61% < 80%; FICO is higher than guideline minimum 793 > 700;
300014367	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/18/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 200 months > 12 mos; CLTV is lower than guideline maximum 51.61% < 80%; FICO is higher than guideline minimum 793 > 700;
300014367	$1,500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. A CDA Report was not provided.		05/15/2015: A CDA Report with a reconciled value of $3,100,000 at 0% variance was provided. Condition cleared.			Reserves are higher than guideline minimum 200 months > 12 mos; CLTV is lower than guideline maximum 51.61% < 80%; FICO is higher than guideline minimum 793 > 700;
300014365	$860,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Dated disclosed on TIL one month prior to that disclosed on Note .		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014365	$860,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $1,075,000 at 0% variance was provided. Condition cleared.
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2010 & 2009 1120S's for Co borrowers 2 companies not provided in file.	6/1/15 Attached	6/1/15 The lender provided copies of the requested tax returns, The income has been updated. Condition cleared.			Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence REOs on application are free and clear.	6/8/15 Property Profiles for are attached	6/8/15 The lender provided proof the properties are owned free and clear. Condition cleared.			Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance amounts for REO's listed on the 1003.
6/11/15 Property 1 is Free and Clear per attached property profile, which also shows property tax $144.37/month. Insurance is $39.84/month using industry standard .032%.  Used Estimated value ($124,500) of property from property profile to calculate insurance  property is free and clear. Property 2 Free and clear with property tax of $3920/month according to attached property profile. Insurance is $1319.31/month using industry standard .032%.6/8/15 Property Profiles for are attached

6/11/15 The lender provided the insurance amount figures based upon an acceptable industry standard calculation. Loan is pre QM. Condition cleared. 06/8/15 The lender provided a property profile to verify the tax amount. The insurance amounts are still outstanding. Condition not cleared.
																				Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	DTI of 39.50% exceeds the maximum allowable DTI of 38%
6/11/15 Audit has reviewed the loan file and determined that the DTI of 39.50% does not effect the borrowers overall ability to repay the loan. Compensating factors include, 40.54% LTV, 1,365 months of verified reserves and $27,973 disposable income. Loan will be graded a B.
																		Exception	Originator	Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/18/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charges under disclosed by $100.06. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the application.	Loan originator organization NMLS reference number missing on the application.
6/1/15 Disagree, if you see the attached application, the bank origination company identifier is present on the bottom of page 3. 5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)

6/1/15 The lender provided a copy of the application with the NMLS ID number on page 3. Condition cleared. 5/29/15 The lender sent in verification of the loan officers NMLS number and a copy of the application. The application is missing the Loan originator organization (the bank) NMLS reference number. Condition not cleared.
																				Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Loan originator organization NMLS reference number missing on the application.
6/1/15 Disagree, if you see the attached application, the bank origination company identifier is present on the bottom of page 3.5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access 06/1/15 Disagree, if you see the attached application, the bank origination company identifier is present on the bottom of page 3. (See attached record)

6/1/15 The lender provided a copy of the application with the NMLS ID number on page 3. Condition cleared. 5/29/15 The lender sent in verification of the loan officers NMLS number and a copy of the application. The application is missing the Loan originator organization (the bank) NMLS reference number. Condition not cleared.
																				Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014361	$1,500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2015: A CDA Report with a reconciled value of $3,700,000 at 0% variance was provided. Condition cleared.			Years Self Employed Co-Borrower has 20 years of self employment; Reserves are higher than guideline minimum 1,365.3 months reserves; CLTV is lower than guideline maximum 40.54% CLTV;
300014354	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Provide last 24 month mortgage history to reflect 0x30 for properties listed on REO as well as the (Subject property)
06/09/2015: Both the subject property and the referenced REO property are rated on the credit report from the file. That credit report page, which already identified the properties associated with the accounts, is attached. It has a fully sufficient 15 month history of REO and only a short history of the subject. However, that is a full history for the subject as the attached property profile shows that borrower had only purchased the property a few months before in June 2011. Full histories for borrowers only 2 properties provided. Please clear.

06/09/2015: The lender provided property profiles showing the properties were not owned for 24 months and they are reporting on the credit report. The guidelines do not require mortgages to be updated from the date the credit report was pulled to time of closing. Condition cleared.
																				DTI is lower than guideline maximum 11.25% DTI ; FICO is higher than guideline minimum 743 FICO ; Years in Field 18 years in field ;
300014354	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Provide confirmation of monthly taxes, hazard insurance and HOA for REO listed on the 1003.
06/08/2015: 6/6: Brackets in original response indicated that information still needed to be obtained and response should not have been sent. Now attached is the Tentative Assessment Roll for 2015/2016 obtained from the Assessor's website. You can see that the taxes are significantly less than those quoted in the earlier response.
 6/5/15 $1181.31/month [according to property profile]. Insurance is $115.46/month using industry standard .032%. Used UPB at time of loan of $360K, lender utilized figures reported by borrower and cannot independently verify HOA dues on non-subject property

06/08/2015: Audit review of assessor's screen reflects property tax documentation for REO, documentation submitted is deemed acceptable. Condition cleared.
 6/5/15 The lender provided the insurance amount based upon an acceptable industry standard and stated the amount of the property taxes per the property profile. The property profile was not attached. Please provide a copy of the property profile. Proof of HOA is not required as the 1003 states this is a 2-4 unit property. Condition not cleared.
																				DTI is lower than guideline maximum 11.25% DTI ; FICO is higher than guideline minimum 743 FICO ; Years in Field 18 years in field ;
300014354	$1,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 11.25% DTI ; FICO is higher than guideline minimum 743 FICO ; Years in Field 18 years in field ;
300014354	$1,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance Charge under disclosed by $680.07. Unable to determine reason for under-disclosure.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			DTI is lower than guideline maximum 11.25% DTI ; FICO is higher than guideline minimum 743 FICO ; Years in Field 18 years in field ;
300014354	$1,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			DTI is lower than guideline maximum 11.25% DTI ; FICO is higher than guideline minimum 743 FICO ; Years in Field 18 years in field ;
300014354	$1,000,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $3,765,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 11.25% DTI ; FICO is higher than guideline minimum 743 FICO ; Years in Field 18 years in field ;
300014351	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		5/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014351	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		5.29.15 Field review provided with a value of $1,235,000 or -2.61% variance. Condition cleared. 5/28/15 no attachment please send again.
300014350	$2,700,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/18/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014350	$2,700,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model – Same lender refinance requires form H-9	Incorrect rescission model. Same lender refinance requires form H-9.
5/29/15 Disagree, lender is currently originating loans under a charter created 7/1/2010. The loan refinanced (Original Loan) was funded in 2005. Therefore it can't be categorized as an internal refinance. The RTC form used is correct. No Violation.
																	5/29/15 Audit has reviewed the transaction and determined there is no new money. The correct form was used. Condition cleared.
300014350	$2,700,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. The CDA report was not provided.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $4,100,000 which is a 0% variance was provided. Condition Cleared.
300014349	$1,210,000	IL	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/18/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014349	$1,210,000	IL	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. A CDA report was not provided.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $1,625,000 which is a 0% variance was provided. Condition Cleared.
300014348	$1,330,000	IL	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: : Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a
300014348	$1,330,000	IL	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.
300014348	$1,330,000	IL	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $1,850,000 which is a 0% variance was provided. Condition Cleared.
300014346	$767,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Missing mortgage payment history on the following properties: Subject property from 07/2011 to 11/2011 reflecting 0x30 and Primary residence from 08/2011 to 11/2011 to reflect 0x30.	6/1/15 See attached credit report which rates both mortgages through 11/2011 paid as agreed.	6/1/15 The lender provided a credit report dated after closing showing the requested information. A VOM up to closing date is not required on this loan. Condition cleared.			DTI is lower than guideline maximum 32.11% DTI ; FICO is higher than guideline minimum 796 FICO ; Years in Field Borrower 30 years in field.;
300014346	$767,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide confirmation of monthly taxes and insurance for primary residence.	6/5/15 $1621.04/month [according to property profile]. Insurance is $191.52/month using industry standard .032%.	6/5/15 The lender provided a property profile to document the taxes and provided an insurance amount based upon an acceptable industry standard. Condition cleared			DTI is lower than guideline maximum 32.11% DTI ; FICO is higher than guideline minimum 796 FICO ; Years in Field Borrower 30 years in field.;
300014346	$767,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 32.11% DTI ; FICO is higher than guideline minimum 796 FICO ; Years in Field Borrower 30 years in field.;
300014346	$767,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.			DTI is lower than guideline maximum 32.11% DTI ; FICO is higher than guideline minimum 796 FICO ; Years in Field Borrower 30 years in field.;
300014344	$1,725,000	FL	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014344	$1,725,000	FL	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charge under disclosed by $2,955.10. It appears the lender did not disclose the following fees: Settlement fee $375, Post closing fee $250 and Attorney fee $2500.00.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.
300014344	$1,725,000	FL	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2015: A CDA Report with a reconciled value of $2,250,000 at 0% variance was provided. Condition cleared.
300014343	$1,266,500	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B
300014343	$1,266,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $3,950,000 which is a 0% variance was provided. Condition Cleared.
300014339	$1,540,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014339	$1,540,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report has not been provided.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $3,500,000 which is a 0% variance was provided. Condition Cleared.
300014338	$1,312,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing Business Tax Returns	Missing last 3 years 1065's for all K-1's with over 25% ownership interest as required by the lender's Loan Policy.
06/09/2015: Loan closed over 3 years ago and policy from that time is not accessible. In any case, as contained in all versions of the lender's loan policy, lender has the ability to make exceptions as they see fit based upon each individual loan's attributes. The K1's were reviewed by the lender at time of origination and determined, in combination with the other documentation provided by client, to be sufficient to support the transaction. The borrower and firm have an extensive relationship with the lender. Borrower also has a 24% DTI with 23 years' experience, a mid credit score of 789 and 3+ years perfect pay history on the subject as well as all prior mortgages as shown on the credit report.
																	06/09/2015: The lender did not require business tax returns at the time of origination. Loan is pre QM. Condition cleared.			Years in Field 23 years in field ; FICO is higher than guideline minimum 789 FICO ; DTI is lower than guideline maximum 27.40% DTI;
300014338	$1,312,500	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	LTV/CLTV Exceeds Max	79.55% LTV/CLTV exceeds the amount allowed for a cashout transaction. Loan approval states a lender exception was made.
05/20/2015: Audit has reviewed the loan file and determined the higher LTV does not affect the overall ability to repay the subject loan. Compensating factors are 27.40% DTI, 789 FICO and 23 years in field. Loan will be rated a B.
																		Exception	Aggregator	Years in Field 23 years in field ; FICO is higher than guideline minimum 789 FICO ; DTI is lower than guideline maximum 27.40% DTI;
300014338	$1,312,500	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years in Field 23 years in field ; FICO is higher than guideline minimum 789 FICO ; DTI is lower than guideline maximum 27.40% DTI;
300014338	$1,312,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $1,650,000 which is a 0% variance was provided. Condition Cleared.			Years in Field 23 years in field ; FICO is higher than guideline minimum 789 FICO ; DTI is lower than guideline maximum 27.40% DTI;
300014331	$700,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.  It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014331	$700,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.
300014331	$700,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/22/2015: CDA	05/22/2015: A CDA report reflecting a value of $1,725,000 which is a 0% variance was provided. Condition Cleared.
300014325	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	Exception: First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Season assets are outside of the TIL statue of limitations and not material. Loan will be rated a B.
300014325	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/22/2015: A CDA Report with a reconciled value of $2,000,000 at 0% variance was provided. Condition cleared.
300014318	$1,650,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
44.13% DTI > 38.00% Maximum DTI.  The final 1008 reflects rental income of $2,768. Review of the Schedule E confirms rental income of -259.75.  The Borrower submitted a rent roll, which was not supported by leases. The Co-Borrower's income was calculated as $3,608.25, a review of the Schedule C in file confirms monthly income of $777.42.

5/29/15 There is no 38% max DTI for this trade. Although the lender disagrees with auditor's recalculation value, DTI recalculated by auditor is low enough as to not be material, especially considering comp factors such as 28% LTV, $771K reserves, 38 years self employed and respective 761 and 780 FICOs. Please clear condition.

5/29/15 Audit has reviewed the file and determined that the 44.13% DTI does not effect the borrowers overall ability to repay the loan . Compensating factors include 27.50% LTV 761 credit score, 35 years self employed borrower. 34 years owning primary residence. Loan will be graded a B.
																		Exception	Aggregator
LTV is lower than guideline maximum 27.50% LTV; Reserves are higher than guideline minimum 123.70 months PITIA reserves remain; Years Self Employed Borrower self-employed 35 years and 38 years in the field;

300014318	$1,650,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B
LTV is lower than guideline maximum 27.50% LTV; Reserves are higher than guideline minimum 123.70 months PITIA reserves remain; Years Self Employed Borrower self-employed 35 years and 38 years in the field;

300014318	$1,650,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		05/22/2015: A CDA Report with a reconciled value of $6,000,000 at 0% variance was provided. Condition cleared.
LTV is lower than guideline maximum 27.50% LTV; Reserves are higher than guideline minimum 123.70 months PITIA reserves remain; Years Self Employed Borrower self-employed 35 years and 38 years in the field;

300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence of taxes and insurance amounts for additional property listed on Schedule of Real Estate Owned on final loan application dated 12/20/2011.	6/5/15 Property tax – $1621.04/month [according to property profile]. Insurance is $158.40/month using industry standard .032%.
6/5/15 The lender provided a copy of the property profile to verify the tax amount and the property being owned free and clear, they also provided an insurance figure based upon and acceptable industry standard calculation. Condition cleared.
																				Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	The following was not provided in file: 2010 & 2009 schedule K-1's and federal tax returns (if ownership is 25% or greater) for all corporations and partnerships listed on 2010 & 2009 1040's.
6/1/15 This loan closed Pre-QM. Per the loan approval, the income that was used to qualify was based on the borrower's trust income only (see attached loan approval Narrative). The positive schedule E income was not used to qualify, therefore K-1's were not obtained. Loan met lender's policy/procedures at origination. Comp factors: 17%/44.25% CLTV, excellent credit profiles with 792/712 credit scores, 7yrs. self-employment, DTI's of 26/40 and PLL of $813K.
																	6/1/15 This file is pre QM, K1's were not required, they did not show a loss. The lender did not use any of the Sch E income from them. Condition cleared.			Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 41.72% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted.		05/21/2015: Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 17.70% LTV and 158 months reserves.	Exception	Aggregator	Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Notes for subordinating 2nd & 3rd liens not provided in file.	6/1/15 Attached are copies of the 2nd & 3rd liens.	6/1/15 The lender provided a copy of the 2nd & 3rd lien notes. Condition cleared.			Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license	6/4/15 Please see employers web page for evidence of borrower's continued management of that fund:	6/4/15 The lender provided a link to the employers web page. Audit has uploaded a copy of the page to the file. Condition cleared.			Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charges under disclosed by $630.07. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the application.	Loan originator organization NMLS reference number missing from application.
6/1/15 Disagree, if you see the attached application, the bank origination company identifier is present on the bottom of page 3. 5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)

6/1/15 The lender provided a copy of the application with the NMLS ID on page 3. Condition cleared. 5/29/15 The lender sent in a copy of the loan officers NMLS information and initial application. The loan application is missing the Loan Originator Organization ( The bank) NMLS number. Condition not cleared.
																				Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014311	$1,000,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/28/2015: Desk Review	05/28/2015: Desk Review provided in lieu of CDA reflecting a value of $5,650,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			Years on Job 7 yrs self employed; LTV is lower than guideline maximum 17.70% LTV; Reserves are higher than guideline minimum 158.60 months reserves;
300014304	$3,000,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 40.51% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 43% DTI.		Audit hereby acknowledges the higher DTI as non-material. Compensating factors include 796 FICO, 544 months reserves and 47.24% CLTV. Loan will be rated a B.	Exception	Originator	FICO is higher than guideline minimum 796 FICO; Reserves are higher than guideline minimum 544.80 months reserves; CLTV is lower than guideline maximum 47.24% CLTV;
300014304	$3,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum 796 FICO; Reserves are higher than guideline minimum 544.80 months reserves; CLTV is lower than guideline maximum 47.24% CLTV;
300014304	$3,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/22/2015: CDA
05/22/2015: A CDA report reflecting a value of $6,350,000 which is a 0% variance was provided. City reflected on the Note is different as city reflected on the CDA. Per postal website, both city names recognized for addresses in property zip code. Condition Cleared.
																				FICO is higher than guideline minimum 796 FICO; Reserves are higher than guideline minimum 544.80 months reserves; CLTV is lower than guideline maximum 47.24% CLTV;
300014304	$3,000,000	CA	Underwriting Complete	N/A	N/A	Property	Acknowledged	B	B(w)	VB	B	B	Property	General Property Exception 1	Original appraisal provided a value of $6,350,000. A second appraisal was not provided.		Audit hereby acknowledges the requirement for a second appraisal as non-material. Compensating factors include 796 FICO, 544 months reserves and 47.24% CLTV. Loan will be rated a B.	Waiver	Originator	FICO is higher than guideline minimum 796 FICO; Reserves are higher than guideline minimum 544.80 months reserves; CLTV is lower than guideline maximum 47.24% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Evidence of taxes and insurance for departure residence not provided in file.
 Evidence of taxes and insurance for REO property #2 listed on final loan application dated 12/22/2011, not provided in file.

6/5/15 Property tax – $552.59/month [according to property profile]. Insurance is $179.20/month using industry standard .032%. Property tax – $390.11/month [according to property profile]. Insurance is $126.23/month using industry standard .032%
																	6/5/15 The lender provided the property profiles to verify taxes and insurance figures are based upon an acceptable industry standard. Condition cleared.			Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing current mortgage pay history	Current mortgage payment history for REO property #2 listed on final loan application dated 12/22/2011, not provided in file.	6/2/15 Unable to provide mortgage history at approval since REO 2 was purchased on 11/11, 1st payment date is January 2012 (final HUD and note attached).	6/2/15 The lender provided a copy of the note and HUD-1 from the purchase of the REO to document no payments had been due on that property at the time the subject was underwritten. Condition cleared.			Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	54.11 > 38%. Lender excluded rental property losses.
6/2/15

 Rental property on REO was concurrently purchase with subject transaction, and lender provided mortgage for that property as well, it was purchased vacant, however rent survey was obtained with estimated market rent of $2,300/mo (attached). Per FNMA guideline, if an investment property is purchase vacant, qualifying rental income is calculated by 75% of market rent less PITI. With that, loss is -$118.5/mo and DTI is 35%.

6/5/15 Audit has reviewed the loan file and determined the final DTI of 39.45 % does not effect the borrowers overall ability to repay the loan. Compensating factors include, 762 credit score, 700 months verified excess reserves and a 65% LTV. Loan will be graded a B. 6/2/15 The lender provided the rent schedule used to calculate rental income on REO #2. The final DTI will be determined when proof of the taxes and insurance on the departing residence and proof of the tax amount on REO #2 are received. Condition not cleared.
																		Exception	Aggregator	Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the application.	Loan originator NMLS reference number missing on the application.	5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)	5/29/15 The lender provided an application with the Loan Officers and Originating Organizations NMLS number on it. Condition cleared.			Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the application.	Loan originator organization NMLS reference number missing on the application.	5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)	5/29/15 The lender provided an application with the Loan Officers and Originating Organizations NMLS number on it. Condition cleared.			Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Originator Name and/or Identifier Number on application does not match NMLS result	Originator Identifier Number not listed on application.	5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)
5/29/15 5/29/15 The lender sent in a copy of the loan officers NMLS information and initial application. The loan application is missing the Loan Originator Organization ( The bank) NMLS number. Condition not cleared.
																				Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Origination Company Identifier Number not listed on application.	5/29/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the NMLS consumer access website. (See attached record)
5/29/15 5/29/15 The lender sent in a copy of the loan officers NMLS information and initial application. The loan application is missing the Loan Originator Organization ( The bank) NMLS number. Condition not cleared.
																				Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014302	$474,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $730,000 at 0% variance was provided. Condition cleared.			Reserves are higher than guideline minimum 780.90 months reserves; FICO is higher than guideline minimum 762 credit score; CLTV is lower than guideline maximum 65% CLTV;
300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing evidence of Note Modification	Provide the Modified Note, which was not found in file. A memo in file confirmed the loan closed with incorrect interest rate limits, and was modified after closing.	6/2/15 Please see attached modification documents.	6/2/15 The lender provided a copy of the Note modification. Condition cleared.
Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Income/Employment	Missing verbal verification of employment	Please provide YTD paystub or VOE to verify employment for borrower.
6/4/15 Borrower doesn't receive a regular paycheck. Attached is borrower's 2011 W2 which confirms employment at same company 65 days prior to closing. This is a pre-QM loan and would not have required a VOE within 30 days of closing. For borrowers receiving a regular paycheck, lender's policy was to have a pay stub within the 90 days prior to close, and we have verification closer to settlement than that in this case.

06/08/2015: Audit has reviewed the loan file and determined that a missing YTD stub or VVOE does not affect the overall ability to repay the subject loan. Compensating factors include: 30% CLTV, 6.37% DTI and 127 months reserves. Loan will be rated a B.
 6/4/15 The lender provided a copy of the borrowers 2011 W2. A pay stub or written verification of employment is required. Condition not cleared.
																		Waiver	Originator
Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Condo Questionnaire
The subject is a condo conversion. At the time of closing the conversion had not yet been completed and the building did not have a HOA in place. Provide an updated condo questionnaire to validate warrantability.

06/10/2015: Attached is the questionnaire for the final unit in the development, which the lender also financed shortly after the subject.
 6/4/15 Please see attached updated appraisal upon which appraiser noted on the Addendum (page 2 of 2) under the heading "Extra Comments" that "the original conditions, 'subject to,' have been satisfied."

06/10/2015:  Audit review of Questionnaire for the final unit in the development is deemed acceptable. Condition cleared.
 6/4/15 Audit has reviewed the subject property with the client and an updated questionnaire is required. Condition not cleared.

Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The loan application was dated 11/29/2011, the earliest Servicing Disclosure in file dated 12/05/2011.	6/1/15 Please see attached Initial Disclosures dated 12/1/2011 within 3 business days of the app date, the initial disclosures includes the Servicing and ARM disclosure.	6/1/15 06/01/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.
Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	The loan application was dated 11/29/2011, the earliest ARM disclosure in file was dated 12/05/2011.	6/1/15 Please see attached Initial Disclosures dated 12/1/2011 within 3 business days of the app date, the initial disclosures includes the Servicing and ARM disclosure.	6/1/15 06/01/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.
Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.	5/27/15 Appraisal review 05/22/2015: CDA
5/27/15 CDA report reflecting the correct address and a value of $5,000,000 with a 0% variance provided.  No market or eligibility issues noted.  Condition cleared.  05/22/2015: CDA report provided reflects a different address spelling than address reflected on the Note.  Condition remains.

Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

300014298	$1,500,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Property	Missing Appraisal Completion Cert
Provide the appraisal Certificate of Completion or documentation confirming completion of Condo Conversion.  The appraisal report was completed subject to and confirmed the Condominium Conversion was not completed at time of report.

6/3/15 The lender has stated that a 442 was not obtained. The final title policy was provided to prove the condo conversion was completed, so a 442 is not required. Additional condition added to validate warrantability.

Reserves are higher than guideline minimum 127.40 months PITIA reserves remain after closing.  ; DTI is lower than guideline maximum 6.37% DTI vs 38% maxomum DTI.  Borrower's debts are conservative. ; Years in Field 11 years in field. ;

110432321	$1,700,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432321	$1,700,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing second lien Note	Please provide 2nd lien note.	6/2/15 Second Lien Note is attached.	6/2/15 The lender provided a copy of the second lien note. Condition cleared.
110432321	$1,700,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.		05/27/15: CDA provided reflecting a value of $2,650,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110432327	$1,500,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	LTV exceeds guidelines	Maximum allowable LTV/CLTV for program is 70%, Lender granted LTV/CLTV exception for 1.43%. Exception provided.		Audit hereby acknowledges the higher LTV/CLTV as non material. Adequate compensating factors are noted as: 116 months of reserves, 28.03% DTI, 3 years tax returns provided. Loan will be rated a B.	Exception	Aggregator	DTI is lower than guideline maximum 28.03% DTI; Reserves are higher than guideline minimum 116.5 months reserves; Full Documentation 3 years tax returns provided;
110432327	$1,500,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 28.03% DTI; Reserves are higher than guideline minimum 116.5 months reserves; Full Documentation 3 years tax returns provided;
110432327	$1,500,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/27/15: CDA provided reflecting a value of $2,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 28.03% DTI; Reserves are higher than guideline minimum 116.5 months reserves; Full Documentation 3 years tax returns provided;
110432330	$1,100,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432330	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/27/15: CDA provided reflecting a value of $2,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110432331	$2,437,500	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	LTV exceeds guidelines
Final HUD-1 does not support the purchase price of $3,250,000 with assignment fee totaling $596,785.04 ($325,000 made payable to the Escrow Agent and the balance of $271,785.04 made payable to the Assignor. Final HUD reflects a purchase price of $2,653,214.96. Using this sales price creates a LTV/CLTV of 91.87%, maximum LTV/CLTV for program is 75%.

6/1/15 As per attached copy of Assignment Agreement held on file, initial purchaser entered into a purchase contract to purchase the subject property from the seller in Feb 2012 for a purchase price of $2,653,214.96. Subsequently, in Mar 2012, the initial purchaser entered into an agreement to assign his purchase contract to Borrowers for an agreed sum of $3,250,000. (Note that appraisal held on file indicates a market Value of $3,250,000). As is standard in assignment transactions (and as per the terms of this specific assignment contract), Borrowers enter into agreement to complete the original purchase contract with the seller - hence the HUD detailing the purchase contract price of $2,653,214.96. At the same time, as per the assignment agreement, Borrower contracts to pay to the Assignor (the original intended purchaser of the subject property) an agreed sum paid directly to the Assignor and not to the Seller. In this instance, the property was purchased for $3,250,000. Borrower paid $2,653,214.96 to the Seller of the property and paid $596,785.04 to the initial purchaser via escrow. Lender's loan amount of $2,437,500 reflects LTV / CLTV of 75% of the total purchase price of $3,250,000. Please also note that as of today, the loan balance has been reduced to $1,549,384.40. This reflects a current LTV/CLTV of 47.67% of original purchase price.
																	6/1/15 The lender sent in a copy of the contract assignment. The sales price has been correct to show the correct LTV of 75%. Condition cleared.			Full Documentation ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
110432331	$2,437,500	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/26/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Full Documentation ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
110432331	$2,437,500	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	APR from Initial TIL (Lender Disclosure) not in tolerance, re-disclosure was required however is not present – MDIA violation	Missing re-disclosed initial TIL. Initial TIL in file reflects an APR of 2.782%, loan closed with an APR of 3.262%.	6/1/15 See attached revised Disclosures including the redisclosed TILs and Change of Circumstance disclosures.	6/1/15 The lender provided the Change of Circumstance for and the re-disclosed TIL. Condition cleared.			Full Documentation ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
110432331	$2,437,500	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/27/15: CDA provided reflecting a value of $3,250,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Full Documentation ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
300015671	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Subordination Agreement	The Subordination Agreement for the Lender's HELOC dated February 28th, 2012 was not provided in file.	6/2/15 2nd lien HELOC was extended concurrently with the subject 1st lien and does not require a subordination. Please see attached 2nd lien note.	6/2/15 The HELOC closed the same day as the subject lien. A subordination agreement was not required. The final title policy is in the file. Condition cleared.
No Mortgage Lates Over 111 months mortgage history reviewed with satisfactory payments.; Years in Field  18 years in the same field; Current Mortgage Payment is lower than previous payment Mortgage payment lowered from $21,815.83 to $18,185.19;

300015671	$1,500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B. ”
No Mortgage Lates Over 111 months mortgage history reviewed with satisfactory payments.; Years in Field  18 years in the same field; Current Mortgage Payment is lower than previous payment Mortgage payment lowered from $21,815.83 to $18,185.19;

300015671	$1,500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.	5/26/15 Appraisal review	5/26/15 CDA report reflecting a value of $5,750,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
No Mortgage Lates Over 111 months mortgage history reviewed with satisfactory payments.; Years in Field  18 years in the same field; Current Mortgage Payment is lower than previous payment Mortgage payment lowered from $21,815.83 to $18,185.19;

300015670	$674,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	Interest Rate and Payment Summary section of Final TIL reflects incorrect Max ever date of 04/19/2012 vs 03/01/2012.		05/14/2015: Seasoned assets are outside of the TIL statuate of limitations and not material. Loan will be rated a B.
300015670	$674,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report not provided .		05/22/2015: A CDA Report with a reconciled value of $950,000 at 0% variance was provided. Condition cleared.
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing final application (1003)	The final loan application is not dated by the Borrowers.	6/4/15 See attached copy of the dated 1003.	6/4/15 The lender provided a dated copy of the Final 1003. Condition cleared.			DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Ineligible Credit Score used for Qualification
Credit score of 636 < 720 minimum FICO score.  The loan approval reflects a middle score of 772. The updated credit report dated 05/09/2012 reflected lower scores than the initial report dated 01/21/2012.

6/4/15 This loan closed in May 2012 and the lender’s underwriting policy/procedure at origination was to qualify loan off the primary wage-earner’s middle score. Furthermore, the attached loan approval pre qualifying worksheet disclosed the drop in the co-borrower’s score was due to a small paid collection account for $169.00 and a late payment in March for $52.00. Lender's underwriting guidelines has always been to allow credit scores below thresholds with executive loan committee's approval. The loan was evaluated and approved by the Executive Loan Committee approval per lender's guides. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. In this instance, with the compensating factors; 79% LTV, primary wage-earner’s credit score of 793, stable employments of 5 ½ & 6 ½ years respectively, low ratios of 23/31, and PLL of $143K approvers felt that the lower credit score was fully mitigated since the liabilities did not have any major changes (See ELC approval & email pertinent to credit score).

6/5/15 Audit has reviewed the loan file and determined that the co-borrowers credit score of 636 does not effect the borrowers overall ability to repay the loan. Compensating factors include 34.36% DTI, 51 Months of reserves, 59 months on time mortgage payments verified and the borrowers credit score of 793. Loan will be graded a B.
																		Exception	Aggregator	DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines
DTI of 41.53 > 38.00% maximum DTI.  The loan approval confirmed the Borrower purchased the REO property for cash; however, confirmed a pending refinance of $350,000 to replenish the Borrower's cash reserves.  The PITIA confirming the refinance of the REO property was not included in the DTI.

6/1/15 Borrowers own only the subject and the REO property. The PITI for the REO property was explicitly included in the DTI for the subject loan. It shows on the 1003 and as "Other Mugs" on the loan approval DTI calculation section. Note evidencing REO property mortgage payment, insurance cert and appraisal page giving taxes and HOA are attached, and they result in PITI of $2270/mo. This is less than the $2378 used in underwriting. Please also note that there is no 38% DTI maximum for either lender or investor with regard to this trade.
																	6/1/15 The lender provided the PITIA information for the REO,. The DTI is under 38% Condition cleared.			DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.

 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	6/1/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	The initial application was dated 01/24/2012, the earliest ARM disclosure in file was dated 05/11/2012.
6/1/15 Disagree, please see attached for handwritten start up sheet with date stamp verifying app date of 05/04/12. 5/29/15 Disagree, the application date was 05/04/12. Please see attached for the initial disclosures package (dated 05/07/12), which was sent within 3 business days of app date of 05/04/12.

6/1/15 The lender provided proof of the application date of 5/4/12. Condition cleared. 5/29/15 The lender stated the application date is 5/04/12. The lenders Loan Approval Worksheet and Initial 1003 show an application date of 1/24/12. Provide proof of application date of 5/04/12. Condition not cleared.
																				DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Re-disclosed Initial TIL (Lender Disclosure) not provided at least 3 Business days prior to loan closed date – MDIA violation	The re-disclosed initial TIL was dated 05/22/2012, the Note date was 05/25/2012.	6/1/15 Disagree, please see attached for handwritten start up sheet with date stamp verifying app date of 05/04/12.	6/1/15 The lender provided proof of the application date. The later dated TIL in the file is the Final TIL . Condition cleared.			DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL disclosure was dated 05/11/2012, the initial loan application in file was dated 01/24/2012.
6/1/15 Disagree, please see attached for handwritten startup sheet with date stamp verifying app date of 05/04/12.  5/29/15 Disagree, the application date was 05/04/12. Please see attached for the initial disclosures package (dated 05/07/12), which was sent within 3 business days of app date of 05/04/12.

5/29/15 The lender stated the application date is 5/04/12. The lenders Loan Approval Worksheet and Initial 1003 show an application date of 1/24/12. Provide proof of application date of 5/04/12. Condition not cleared.
																				DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The initial Servicing Disclosure Statement was dated 05/11/2012, the initial loan application in file was dated 01/24/2012.
6/1/15 Disagree, please see attached for handwritten startup sheet with date stamp verifying app date of 05/04/12.  5/29/15 Disagree, the application date was 05/04/12. Please see attached for the initial disclosures package (dated 05/07/12), which was sent within 3 business days of app date of 05/04/12.

6/1/15 The lender provided proof of the application date of 5/4/12. Condition cleared. 5/29/15 The lender stated the application date is 5/04/12. The lenders Loan Approval Worksheet and Initial 1003 show an application date of 1/24/12. Provide proof of application date of 5/04/12. Condition not cleared.
																				DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial Good Faith Estimate was dated 05/11/2012, the initial loan application in file was dated 01/24/2012.
6/1/15 Disagree, please see attached for handwritten startup sheet with date stamp verifying app date of 05/04/12.  5/29/15 Disagree, the application date was 05/04/12. Please see attached for the initial disclosures package (dated 05/07/12), which was sent within 3 business days of app date of 05/04/12.

6/1/15 The lender provided proof of the application date of 5/4/12. Condition cleared. 5/29/15 The lender stated the application date is 5/04/12. The lenders Loan Approval Worksheet and Initial 1003 show an application date of 1/24/12. Provide proof of application date of 5/04/12. Condition not cleared.
																				DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
300015669	$1,360,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $1,721,000 at 0% variance was provided. Condition cleared.			DTI is lower than guideline maximum 34.36% DTI; Years in Field Borrower has 16 years in field. ; Reserves are higher than guideline minimum 51.9 months PITIA reserves remain after closing. ;
110432341	$1,668,000	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide proof of tax and insurance amount for departing residence.
6/8/15 Please note that departing residence was sold. Taxes per property profile currently is $17,748/yr, $1,479/mo Insurance is based on 0.32% of UPB, $2914/yr, $243/mo T&I $1722/mo, slightly higher than T&I used at application, however no significant impact on DTI since approved DTI is very low (9%).
																	6/8/15 The lender provided proof of the taxes via a property profile and an insurance amount based upon an acceptable industry standard calculation. Condition cleared.
110432341	$1,668,000	CT	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/26/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432341	$1,668,000	CT	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/27/15: CDA provided reflecting a value of $2,135,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110432343	$1,071,200	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.”		05/23/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432343	$1,071,200	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect HUD fees as charged
Page 3 of the  Final HUD-1 comparison page does not reflect the title services, lender's title insurance, and owner's title insurance charges in the section that can cannot increase more than 10%.  Additional conditions may apply.
																6/3/15 See attached Revised Certified Final HUD	6/3/15 The lender provided the updated final HUD-1. Condition cleared.
110432343	$1,071,200	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/27/15: CDA provided reflecting a value of $1,339,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300015668	$728,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed
Finance charge under disclosed by $127.29. It appears that the lender did not include the Wiring fee of $100, mailing charge to the title company of $17.26, and the copy fee of $10, which totals $127.26.
																	Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.
300015668	$728,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015668	$728,000	NJ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. The CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $950,000 at 0% variance was provided. Condition cleared.
300014270	$1,260,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	702 < 720 required credit score. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 702 score.		5/21/2015: Audit hereby acknowledges the lower credit score as being non-material. Adequate compensating factors are noted as: 16.9 months reserves and 22.89% DTI.	Exception	Aggregator	Reserves are higher than guideline minimum 16.9 months reserves; Years in Field Both borrowers have been in their field of work for 10+ years; DTI is lower than guideline maximum 22.82% DTI;
300014270	$1,260,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence that property #3 listed on REO section of final application dated 05/16/2012 is owned free and clear.	6/10/15 Property Profile attached	6/10/15 The lender provided a property profile indicating the property is free and clear. Condition cleared.			Reserves are higher than guideline minimum 16.9 months reserves; Years in Field Both borrowers have been in their field of work for 10+ years; DTI is lower than guideline maximum 22.82% DTI;
300014270	$1,260,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Evidence of tax & insurance amounts for owner occupied property not provided in file.
Evidence of tax and insurance amounts for property #2 listed on REO section of final application dated 05/16/2012 not provided in file.
 Evidence of tax and insurance amounts for property #3 listed on REO section of final application dated 05/16/2012 not provided in file.

6/10/15  (Property #2) Property tax – $532.78/month [according to property profile]. Insurance is $272.64/month using industry standard .032%. Based upon the above, non-subject PITI for Property #2 would be $24,161.42. Recalculating using new DTI, new DTI would be 23%. This is still well within acceptable levels. Property #3 Profile attached to show Free and clear, Property tax $49.09 as verified by property profile HOA fees provided from additional loan file for same building (primary residence). No taxes due to Coop status. HOA fees of $4,194.53 Insurance $718.92 as per industry standard estimate of 0.032%. Based upon the above new DTI would be $28,318 would be 27% This is still well within acceptable levels

6/10/15 The lender provided a condo cert for the borrowers primary residence to verify the HOA amount. The property is a co-op, taxes are included in the HOA. They used an acceptable industry standard calculation (normally applied to a SFR) to determine the insurance amount.  A property profile was provided to document the property taxes and an acceptable industry standard calculation was used to figure the insurance for property #2. A property profile was provided to verify the tax amount on property #3 and also verify it is vacant land so insurance is not required. Condition cleared.
																				Reserves are higher than guideline minimum 16.9 months reserves; Years in Field Both borrowers have been in their field of work for 10+ years; DTI is lower than guideline maximum 22.82% DTI;
300014270	$1,260,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Evidence of HOA/Co-op fees on owner occupied property not provided in file.	6/10/15 HOA fees provided from additional loan file for primary residence. No taxes due to Coop status. HOA fees of $4,194.53, a $200 increase from borrower reported amount.
6/10/15 The lender provided a condo cert from another unit in the same building they provided financing for. The monthly dues were $278 higher than what the borrower stated on the 1003 so the higher figure was used to calculate the DTI.Condition cleared.
																				Reserves are higher than guideline minimum 16.9 months reserves; Years in Field Both borrowers have been in their field of work for 10+ years; DTI is lower than guideline maximum 22.82% DTI;
300014270	$1,260,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 16.9 months reserves; Years in Field Both borrowers have been in their field of work for 10+ years; DTI is lower than guideline maximum 22.82% DTI;
300014270	$1,260,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/28/2015: Desk Review	05/28/2015: Desk Review provided in lieu of CDA reflecting a value of $1,800,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 16.9 months reserves; Years in Field Both borrowers have been in their field of work for 10+ years; DTI is lower than guideline maximum 22.82% DTI;
300014269	$660,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014269	$660,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $880,000 at 0% variance was provided. Condition cleared.
300014267	$1,100,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B
300014267	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing. A CDA report was not provided.	05/28/2015: Field Review	05/28/2015: Field Review provided in lieu of CDA reflecting a value of $6,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.
110432347	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432347	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/28/15 Appraisal review	5/28/15 CDA report reflecting a value of $4,100,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300015666	$552,000	HI	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	Audit review of the credit report resulted in a lower middle score of 699 < 720 minimum required credit score.
6/1/15 lender's methodology, as acknowledged by investor, is to use the middle credit score of the primary wage earner as the determination score. Further, there is no 720 minimum score requirement. Explanations of lates and letter from creditor rescinding collection account are in file. Based upon the full credit, 2 members of Executive Loan Committee signed off on the loan approval which disclosed credit scores. Compensating factors include 21% DTI and $328K reserves. Perfect pay history in the 3 years since closing also evidences borrower's creditworthiness as well as ability to pay.

6/1/15 Audit has reviewed the loan file and determined the co-borrowers credit score of 699 does not effect the borrowers overall ability to repay the loan. Compensating factors include 22.68% DTI, 56 months reserves, borrower self employed for 25 years and the primary wage earners credit score is 729. Loan will be graded a B.
																		Exception	Aggregator	Reserves are higher than guideline minimum 56.4 months PITIA reserves remain. ; DTI is lower than guideline maximum 22.68% DTI ; Years Self Employed Borrower self-employed 25 years. ;
300015666	$552,000	HI	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license		6/1/2015 Audit was able to verify the borrowers position with the company listed on the 1003. Condition cleared.			Reserves are higher than guideline minimum 56.4 months PITIA reserves remain. ; DTI is lower than guideline maximum 22.68% DTI ; Years Self Employed Borrower self-employed 25 years. ;
300015666	$552,000	HI	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.

 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/22/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 56.4 months PITIA reserves remain. ; DTI is lower than guideline maximum 22.68% DTI ; Years Self Employed Borrower self-employed 25 years. ;
300015666	$552,000	HI	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	5/27/15 appraisal review	5/27/15 CDA report reflecting a value of $675,000 with a (-2.2%) variance provided which is within the permitted tolerance. No market or eligibility issues noted. Condition cleared.			Reserves are higher than guideline minimum 56.4 months PITIA reserves remain. ; DTI is lower than guideline maximum 22.68% DTI ; Years Self Employed Borrower self-employed 25 years. ;
110432349	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/27/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432349	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/28/15 appraisal review	5/28/15 CDA report reflecting a value of $4,400,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300014256	$2,250,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015 Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014256	$2,250,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		05/22/2015: A CDA Report with a reconciled value of $4,000,000 at 0% variance was provided. Condition cleared.
110432358	$1,360,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	DTI exceeds guidelines: 42.62% > 38% max DTI per guidelines. Based off the Lenders Loan Approval, it appears a DTI exception was granted to allow 43% DTI.
Audit has determined excessive DTI is not material to the overall ability to repay the subject loan and has noted compensating factors as follows: FICO 773, Min allowed 720, and 46.22 months reserves with 21 months required for the Post Loan Liquidity , borrower 16 years in the same field.
																		Exception	Aggregator	FICO is higher than guideline minimum 773 credit score; Years in Field 16 years in field; Reserves are higher than guideline minimum 45.10 months reserves;
110432358	$1,360,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/27/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum 773 credit score; Years in Field 16 years in field; Reserves are higher than guideline minimum 45.10 months reserves;
110432358	$1,360,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report was not provided.	5/28/15 appraisal review	5/28/15 CDA report reflecting a value of $1,700,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			FICO is higher than guideline minimum 773 credit score; Years in Field 16 years in field; Reserves are higher than guideline minimum 45.10 months reserves;
300014251	$664,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Prepaid finance charges under disclosed by $429.95. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.
300014251	$664,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/18/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B
300014251	$664,000	NJ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/22/2015: A CDA Report with a reconciled value of $850,000 at 0% variance was provided. Condition cleared.
300014247	$500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide confirmation of monthly property taxes, hazard insurance and HOA fees for the following properties: Primary/departing residence and REO #1 on the final 1003.
6/10/15 REO property Mortgage payment of $1652 as verified by Credit Report in file. Property tax of $1581.33/month as verified by property profile(attached). Insurance of $86.04/month as per industry standard estimate of 0.032% of mortgage balance. Lender utilized figures reported by borrower and cannot independently verify HOA dues on non-subject property. Based upon the above, non-subject PITI for REO comes to $4152. New DTI would be 40%. This is still well within acceptable levels. Even with the unknown cost of HOA dues, any reasonable amount added for this would still leave the DTI well within acceptable levels

6/10/15 The lender provided a property profile to verify the property tax amount. Audit went online and reviewed the properties listed for sale in the same building. The borrowers unit is under 1000 sq ft. The smallest unit found online was 1621 sq ft and has a monthly maint fee of $587. Audit used the $587 figure for the borrowers property even though it was much smaller. The lender provided proof the borrower does not own the departing residence. Condition cleared.
																				Years in Field 7 years in field.; Years on Job 6 years same employer ; FICO is higher than guideline minimum 792 FICO ;
300014247	$500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history
Provide proof borrower's primary residence is free and clear for the past 24 months or 24 month mortgage history to reflect 0x30.  Additionally, need evidence of taxes and insurances to add for qualifying payment.

6/10/15  Borrower marked property on the 1003 as "owned," but it is in fact her childhood home and is owned by her parents, who she was living with. I've attached a copy of the property profile which shows parents' long ownership and that borrower is not obligated.
																	6/10/15 The lender provided proof the property belongs to the borrowers parents. A mortgage history is not required. Condition cleared.			Years in Field 7 years in field.; Years on Job 6 years same employer ; FICO is higher than guideline minimum 792 FICO ;
300014247	$500,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years in Field 7 years in field.; Years on Job 6 years same employer ; FICO is higher than guideline minimum 792 FICO ;
300014247	$500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		5/22/15 CDA report reflecting a value of $737,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			Years in Field 7 years in field.; Years on Job 6 years same employer ; FICO is higher than guideline minimum 792 FICO ;
300014243	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD-1 From Sale of Previous Property	Please provide Final HUD-1 from the sale of previous property.	5/29/15 See attached copy of HUD-1 from prior residence.	5/29/15 The lender provided a copy of the request HUD1. Condition cleared.
300014243	$1,100,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014243	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	5/26/15 On loan, the CDA was rejected for zip code. Per USPS, the zip on OA and CDA is correct. Please re-review.
5/26/15 Audit has reviewed Lenders rebuttal and can confirm that either zip code per the USPS website lists the city which matches our property address.  No further documentation required, condition cleared.    5/22/15 CDA report reflecting a value of $1,389,000 with a 0% variance provided, however the zip code does not match the Note in file.  The zip code on the Note is different from the zip code on the CDA.  Condition remains for an updated CDA report with the correct zip code.

110432361	$900,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	704 < 720. Base off the Lender's Loan Approval, it appears a credit score exception was granted to allow 704 credit score.		05/27/2015: Audit hereby acknowledges the lower credit score as non-material. Adequate compensating factors are noted as: 163 month reserves and 61.54% CLTV. Loan will be rated a B.	Exception	Aggregator	Reserves are higher than guideline minimum 163 months reserves; CLTV is lower than guideline maximum 61.54% CLTV; DTI is lower than guideline maximum 27.16% DTI;
110432361	$900,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/27/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 163 months reserves; CLTV is lower than guideline maximum 61.54% CLTV; DTI is lower than guideline maximum 27.16% DTI;
110432361	$900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report was not provided.	5/28/15 appraisal review	5/28/15 CDA report reflecting a value of $1,950,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			Reserves are higher than guideline minimum 163 months reserves; CLTV is lower than guideline maximum 61.54% CLTV; DTI is lower than guideline maximum 27.16% DTI;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence of taxes & insurance for property #7 listed on final loan application dated 04/19/2012 not provided.
6/5/15
 Tax amount unable to verify (attached property profile), based on low assessed value, it should be significantly low. Estimated to be $1500/yr (assessed value x 1.25%), $125/mo. Reasonable expense of $200/mo in T&I at approval.
																	6/5/15 Audit verified the property tax amount on property profile and used an acceptable industry standard to calculate the insurance. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing current mortgage pay history
Current mortgage pay history for property #3 listed on final loan application dated 04/19/2012 not provided.
Current mortgage pay history for property #4 listed on final loan application dated 04/19/2012 not provided.
Current mortgage pay history for property #5 listed on final loan application dated 04/19/2012 not provided.
 Current mortgage pay history for property #6 listed on final loan application dated 04/19/2012 not provided.

6/10/15  This loan funded in April 2012 and met lender's underwriting policy/procedures at origination. 1) Attached is a History Card for property #1 , This loan was paid as agreed and has since been paid off. 2) The loan file contained a mortgage statement for property #2 that reflected the mortgage was paid current with no late charges noted. 3) The loan file also contained a mortgage statement form for property # 3 that reflected the mortgage paid as agreed with zero payments past due. Please note that lender refinanced this loan on 09/25/2012 and the payment history reflects mortgage paid as agreed through 06/08/2015. 4) The Mortgage for property # 4 was rated on the originating credit report (See attached). Compensating factors include the following: 64.65/73.95% CLTV, borrowers have excellent credit profiles with 802/804 credit scores, 14 yrs. history as self-employment as property manager; DTI’s of 13/14% and PLL of $1.2MM

6/10/15 The lender provided history print outs from their bank, mortgage statements and a credit report to verify the loans on the REOs were paid current. It is noted that their guidelines only require a analysis of the credit report and loans they service. Payment histories that are not on the credit report or in their portfolio are not required to be analyzed. Condition cleared.
																				CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Evidence property #7 listed on final loan application dated 04/19/2012 is owned free & clear not provided.		6/5/15 The lender provided a property profile showing no mortgages on the property. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Documentation of Borrower's social security income of $1,064/mo not provided in file.
6/2/15 This loan closed pre-QM. The borrower began receiving social security income in 2009 and the 2010, 2011 & 2012 support the income that was used to qualify. Since the borrower's tax returns reflected continuous SS income for > 3 years and the borrower's age is > 65 years, lender did not require the social security award's letter. Comp factors include; 64.65% LTV/73.95% CLTV, excellent credit profiles of 802/804, DTI's of 13/14 and PLL of $1.1MM.
																	6/2/15 The lender used the tax returns to verify the borrowers social security income. The loan is pre QM. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Copy of Note/Heloc Agreement for subordinated loan not provided in file.	6/1/15 See attached copy of HELOC Note.	6/1/15 The lender provided a copy of the 2nd lien Note. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license
6/4/15 Borrower's income is derived solely from rental income on his real estate assets. Other than the verification that borrower still owned these income properties at origination, no 3rd party verification is possible.
																	6/4/15 The borrowers main source of income comes from rental properties that were verified on the tax returns. VOE not required. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 03/09/2012 and the original application date is 03/01/2012.	5/29/15 Disagree, please see attached for initial disclosures package dated 03/02/12, which is within 3 business days from app date of 03/01/12.	5/29/15 The lender provided the original disclosure package with all necessary disclosures dated within 3 days of the application date. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure in the file is dated 03/09/2012 and the original application date is 03/01/2012.	5/29/15 Disagree, please see attached for initial disclosures package dated 03/02/12, which is within 3 business days from app date of 03/01/12
5/29/15 Audit reviewed the rate lock and the change of circumstance forms and determined that the ARM disclosure date of 3/9/12 is in compliance of when the program changed from fixed rate to an ARM. Condition cleared.
																				CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/22/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 03/09/2012 and the original application date is 03/01/2012.	5/29/15 Disagree, please see attached for initial disclosures package dated 03/02/12, which is within 3 business days from app date of 03/01/12.	5/29/15 The lender provided the original disclosure package with all necessary disclosures dated within 3 days of the application date. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect loan terms as originated	HUD-1 Comparison page reflects initial interest rate of 3.5000% and loan closed with initial interest rate of 3.150%.	6/1/15 See attached certified revised final HUD	6/1/15 The lender provided the Final HUD with the correct interest rate. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial Good Faith Estimate is dated 03/09/2012 and the original application date is 03/01/2012.	5/29/15 Disagree, please see attached for initial disclosures package dated 03/02/12, which is within 3 business days from app date of 03/01/12.	5/29/15 The lender provided the original disclosure package with all necessary disclosures dated within 3 days of the application date. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014237	$695,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	5/27/15 Appraisal Review	5/27/15 CDA report reflecting a value of $1,075,000 with a 0.0% variance provided. No market or eligibility issues noted. Condition cleared.			CLTV is lower than guideline maximum 73.95% CLTV; FICO is higher than guideline minimum 802 credit score; Reserves are higher than guideline minimum 350 months reserves;
300014235	$1,640,000	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Missing mortgage payment history on Departure residence for 03/2012 and 04/2012 to reflect 0x30.	6/3/15 Attached is a credit report dated 01/02/15 that shows the prior mortgage paid as agreed thru 04/2012.	6/3/15 The lender provided an updated credit report showing the prior mortgage was paid on time through 04/12. Condition cleared.			DTI is lower than guideline maximum 15.74% DTI ; FICO is higher than guideline minimum 741 FICO; Years on Job Borrower 10 years same job;
300014235	$1,640,000	CT	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
Exception: First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 15.74% DTI ; FICO is higher than guideline minimum 741 FICO; Years on Job Borrower 10 years same job;
300014235	$1,640,000	CT	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/26/15 Appraisal review	5/26/15 CDA report reflecting a value of $2,125,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			DTI is lower than guideline maximum 15.74% DTI ; FICO is higher than guideline minimum 741 FICO; Years on Job Borrower 10 years same job;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing appraisal	Appraisal not provided.	6/1/15 please see requested appraisal	6/1/15 The lender provided a satisfactory appraisal. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Statements section for 2011, 2010 & 2009 1040's not provided in file. Verification of Borrower's Social Security income not provided. Verification of Borrower's Pension income not provided.
6/3/15 The tax returns were sent with statements (statements numbered on the bottom right side of the page) so that should resolve that condition (See attached 2009, 2010 & 2011 tax returns. Regarding the SS income, the 2009 through 2011 reflect consistent SS income $17,943. Also, the borrower was 66 yrs. of age at origination so the SS income would be continuous. As for the Pension income,the IRA statements reflect distributions yearly showing about $120,000 per year, which is close to what the tax returns show. There clearly is enough money in there to cover going forward. There is also a bank account statement showing a $55,000 distribution.
																	6/3/15 The lender provided the tax statements and the requested proof of income. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Final 1003 is incomplete	Years at current residence is not completed on final 1003.
6/3/15 Attached is a copy of the 1003 showing her last residence from 11/2011 thru 04/2012. The borrower sold her prior residence of 12 yrs. on 11/18/2011. The borrower moved into one of her buildings that she owned until purchase of subject property.
																	6/3/15 The lender provided an updated 1003 with the requested dates on it. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Purchase Contract	Purchase Contract not provided in file.	6/2/15 See attached copy of Purchase Agreement that was in file.	6/2/15 The lender provided a copy of the purchase contract. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOR	Verification of current rental history not provided.	6/1/15 Investor is aware that lender does not ask for verifications of rents from our clients. Please either confirm internally or refer to investor.	6/1/15 The lender guidelines do not require a VOR. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing flood certificate	Flood Certificate not provided.	6/2/15 See attached copy of Flood cert that was in file.	6/2/15 The lender provided a copy of the flood cert. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Documentation that Auto Loan shown on credit & 1003 with payment of $1549/mo is paid by Borrower's business not provided in file.
 Documentation that Mortgage shown of credit report with monthly payment of $1,744 is paid by Borrower's sister, not provided in file.

6/3/15 This loan closed in April 2012 on a lender product. Regarding the auto loan paid by the business, the loan team provided the attached two monthly bank statements to support evidence that the debt was paid by business which was acceptable according to lender's policies/procedures at origination. Please note that only one bank statement was required per guides. Attached is a copy of bank statements for the Investments/Management from 02/2012 and after close of loan 08/2012. As for the other loan paid by the sister, attached is a property profile that reflects the primary owner, our borrower’s sister. The property transferred ownership on 10/01/2009. This is also supported by the 2009, 2010, 2011 tax returns Schedule E’s. In 2009, the property was disclosed as an investment property on the borrower’s 2009 Schedule E and in 2010, 2011 & forward, the property was no longer claimed by the borrower (See attached Schedule E’s). The loan was evaluated and approved by the Executive Loan Committee approval per lender's guides. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. Compensating factors: 42.38% LTV, excellent credit profile with a 783 credit score and $664 in PLL. The borrower is retired banker that has been in real estate management business for 24 yrs
																	6/3/15 The lender provided bank statements, tax returns and a property profile along with a statement of their methodology for excluding the debt. This loan is pre QM. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 40.95% is higher than the lender's maximum allowed DTI of 38%. Base off the Lender's Loan Approval, it appears a DTI exception was granted.		05/27/2015: Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 42.38% CLTV and 57 months reserves. Loan will be rated a B.	Exception	Originator	Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure in file is dated 04/06/2012 and the original application date is 03/05/2012.	6/1/15 Disagree, please see attached for initial disclosures package (dated 03/07/12	06/01/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/27/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1
Final, certified HUD-1 not provided in file.  Unable to complete compliance review.   Additional conditions may apply. There are 2 HUD-1's in file both stamped certified by title company, but have different information, so can not determine which if either is actual final HUD-1. Both appear to be estimated HUDs.
																6/3/15 See attached certified final HUD	6/3/15 The lender provided the Final HUD-1. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Good Faith Estimate not provided in file.	6/1/15 Disagree, please see attached for initial disclosures package (dated 03/07/12	06/01/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial Truth in Lending disclosure not provided in file.	6/1/15 Disagree, please see attached for initial disclosures package (dated 03/07/12	06/01/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	ARM Loan Program Disclosure not provided in file.	6/1/15 Disagree, please see attached for initial disclosures package (dated 03/07/12	06/01/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
110432364	$1,600,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		06/02/15: CDA provided reflecting a value of $3,775,000 which is a -0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 57.9 months reserves; CLTV is lower than guideline maximum 42.38% CLTV; FICO is higher than guideline minimum 783 credit score;
300014231	$1,100,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014231	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $2,184,000 which is a -1.4% variance. Variance within acceptable tolerance. Condition Cleared.
300014226	$925,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014226	$925,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $1,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110432367	$959,200	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 41.9% is higher than the lender's maximum allowable DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 43% DTI.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 798 credit score, 106 months reserves, borrower long term self employment and 26k monthly residual income.
																		Exception	Aggregator	FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 106.9 months reserves; Years in Field 25 years self employment;
110432367	$959,200	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/27/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 106.9 months reserves; Years in Field 25 years self employment;
110432367	$959,200	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/28/15 appraisal review	5/28/15 CDA report reflecting a value of $1,199,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			FICO is higher than guideline minimum 789 credit score; Reserves are higher than guideline minimum 106.9 months reserves; Years in Field 25 years self employment;
300014221	$2,900,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014221	$2,900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing. A CDA report was not provided.	5/26/15 appraisal review	5/26/15 CDA report reflecting a value of $5,800,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300014215	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charges under disclosed by $147.22. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.
300014215	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014215	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Addendum to HUD-1 not provided breaking down the fees for line 1101 totaling $2,284.80. HUD-1 only verifies $2,124.80 in fees - difference of $160 not accounted for.	6/1/15 Please see attached Addendum for the itemizaed fees and final HUD. the $160 was for inspection fee which adds up to the total title fees. No Violation.	6/1/15 The lender provided the HUD addendum with the correct fees. Condition cleared.
300014215	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	5/26/15 Appraisal review	5/26/15 CDA report reflecting a value of $4,375,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300014209	$1,072,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014209	$1,072,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. A CDA Report was not provided.		5/26/15 CDA report reflecting a value of $1,370,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300014208	$788,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Condo Questionnaire not provided in file.	06/10/2015: Please see attached Condo Questionnaire that was used for the other unit of this 2 unit complex. This questionnaire was used for that loan which is currently active.
06/10/2015: The lender provided the condo cert that was completed for a different unit in the same building. There are only two units in this condo. The certificate was reviewed and deemed to have all the necessary information included to validate the warrantability. Condition cleared.
																				DTI is lower than guideline maximum 22.19 DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum 72.60 months in reserves;
300014208	$788,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 22.19 DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum 72.60 months in reserves;
300014208	$788,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $985,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 22.19 DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum 72.60 months in reserves;
300015659	$1,350,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015659	$1,350,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/26/15 appraisal review	5/26/15 CDA report reflecting a value of $1,800,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300015658	$305,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 42.38% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 43% DTI.		05/19/15:Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 31.61% LTV, and 167 months in liquid assets.	Exception	Originator	LTV is lower than guideline maximum 34.61% LTV; Reserves are higher than guideline minimum 167.4 months reserves;
300015658	$305,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			LTV is lower than guideline maximum 34.61% LTV; Reserves are higher than guideline minimum 167.4 months reserves;
300015658	$305,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $965,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 34.61% LTV; Reserves are higher than guideline minimum 167.4 months reserves;
300015656	$825,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Provide missing mortgage payment history on subject property: The 1st mortgage with is reporting only 4 months need 05/2010-04/2012 , 2nd mortgage with is missing 04/2012. All to reflect 0x30.
5/29/15

 See attached original credit report which shows the 1st mortgage was transferred which was rated from 06/2005 through 09/2011. Regarding the HELOC, the file contained a statement that showed the last payment date was 03/22/2012 and next due 05/15/2012 with a balance of $16.00 and no amount past due or late charges. The HELOC demand reflected the same balance amount with no late charges or past due payments.
																	5/29/15 The lender provided the requested mortgage histories. Condition cleared.			Years in Primary Residence 6 years residence; FICO is higher than guideline minimum 733 FICO ; DTI is lower than guideline maximum 24.49% DTI;
300015656	$825,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed
Missing addendum to HUD-1 with an itemization of the title settlement fees. Closing instructions reflect the following itemization $400 Settlement fee, $125 Notary fee, $25 Endorsement fee, and $28.06 Title Courier fee. Final HUD-1 reflects lump sum of $539.03 Settlement fee. It appears from the closing instructions $125 of the title settlement fee is the Notary fee.
																	Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			Years in Primary Residence 6 years residence; FICO is higher than guideline minimum 733 FICO ; DTI is lower than guideline maximum 24.49% DTI;
300015656	$825,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		5/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years in Primary Residence 6 years residence; FICO is higher than guideline minimum 733 FICO ; DTI is lower than guideline maximum 24.49% DTI;
300015656	$825,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing: A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Primary Residence 6 years residence; FICO is higher than guideline minimum 733 FICO ; DTI is lower than guideline maximum 24.49% DTI;
110432374	$1,907,500	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2010 K-1's for companies listed on schedule E not provided. Additional conditions may apply.
6/1/15 Two properties were listed on Schedule E of 2011, and only one reported non passive loss $21,711, no income or loss reported on prior years. We didn't obtained K1 at approval, please note that borrower maintains very low DTI even if non passive loss is deducted from income.

6/1/15 Lender provided statement regarding 2011 Schedule E. 2011 tax returns were not used to underwrite this file. The file did not contain the 2010 K1's. They did not show a loss and were not used as income. File is pre QM. K1's not required. Condition cleared.
																				Reserves are higher than guideline minimum 180.2 months reserves; CLTV is lower than guideline maximum 65.78% CLTV; DTI is lower than guideline maximum 12.89% DTI;
110432374	$1,907,500	CT	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	706 < 720.Based off the Lender's Loan Approval, it appears a credit score exception was granted to allow 706 credit score.		05/27/2015: Audit hereby acknowledges the credit score as non-material. Adequate compensating factors are noted as: 180 months reserves and 12.89% DTI. Loan will be rated a B.	Exception	Originator	Reserves are higher than guideline minimum 180.2 months reserves; CLTV is lower than guideline maximum 65.78% CLTV; DTI is lower than guideline maximum 12.89% DTI;
110432374	$1,907,500	CT	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/27/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B			Reserves are higher than guideline minimum 180.2 months reserves; CLTV is lower than guideline maximum 65.78% CLTV; DTI is lower than guideline maximum 12.89% DTI;
110432374	$1,907,500	CT	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Income/Employment	Missing initial TIL (Lender Disclosure)	Initial TIL not provided.	6/1/15 Disagree, please see attached for initial TIL on page 1.	6/1/15 The lender provided the initial TIL. Condition cleared.			Reserves are higher than guideline minimum 180.2 months reserves; CLTV is lower than guideline maximum 65.78% CLTV; DTI is lower than guideline maximum 12.89% DTI;
110432374	$1,907,500	CT	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/28/15 appraisal review	5/28/15 CDA report reflecting a value of $2,900,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.			Reserves are higher than guideline minimum 180.2 months reserves; CLTV is lower than guideline maximum 65.78% CLTV; DTI is lower than guideline maximum 12.89% DTI;
300015647	$831,250	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015647	$831,250	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/21/15: CDA provided reflecting a value of $1,187,500 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300015644	$1,989,600	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015644	$1,989,600	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. A CDA report was not provided.	5/26/15 Appraisal review	5/26/15 CDA report reflecting a value of $2,487,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300015640	$444,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/21/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015640	$444,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. A CDA Report was not provided.	5/27/15 appraisal review	5/27/15 CDA report reflecting a value of $592,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HELOC Draw for the Past 12 Months	Evidence of no draw on Heloc in last 12 months not provided.	6/4/15 See attached 12 mos. statements for HELOC reflecting no draws.	6/4/15 The lender provided 12 months of statements to verify the draw history. Condition cleared.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license.	6/5/15 Borrower is a founding partner of law firm and is still employed there per the firm's web page:	6/5/15 The lender provided a link to the borrowers company website. Audit was able to verify employment. Condition cleared.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/29/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosed by $314.77. Unable to determine under disclosure due to no itemization addendum to TIL was provided in loan file.		05/29/2015: Seasoned assets are outside of the TIL statute of limitations. Loan will be rated a B.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Failure to Provide Final TIL	Final TIL not provided. Additional conditions may apply.	5/29/15 See attached final TIL	5/29/15 Final TIL provided, condition cleared.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Initial TIL not provided within 3 business days of application date.	Initial TIL not provided in file.	5/29/15 See attached Initial TIL	5/29/15 Initial TIL provided, condition cleared.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
110432392	$1,080,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/27/15: CDA provided reflecting a value of $2,050,000 which is a -9.9% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 73.50 months reserves; FICO is higher than guideline minimum 765 credit score; CLTV is lower than guideline maximum 62.86% CLTV;
300015635	$1,150,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Income/Employment	Missing verbal verification of employment	Please provide YTD paystub or VOE to verify employment for borrower.	6/4/15 Below are linked 2 press releases from borrower's company. One is from shortly before subject transaction closing and one shortly after. They verify borrower's employment.
06/08/2015: Audit has reviewed the loan file and has determined that the missing YTD pay stub or VVOE does not affect the overall ability to repay the subject loan. Compensating factors include: 63.83% CLTV, 28.69% DTI, 10 years on the job and 145 months reserves. Loan will be rated a B. 6/4/15 The lender provided links to press releases from the borrowers employer. Audit is unable to verify employment based upon a press release and was unable to verify the borrowers employment in the company profile. Condition not cleared.
																		Waiver	Originator	CLTV is lower than guideline maximum 63.83% CLTV; DTI is lower than guideline maximum 28.69% DTI; Reserves are higher than guideline minimum 145.5 months reserves;
300015635	$1,150,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			CLTV is lower than guideline maximum 63.83% CLTV; DTI is lower than guideline maximum 28.69% DTI; Reserves are higher than guideline minimum 145.5 months reserves;
300015635	$1,150,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. The CDA report was not provided.		05/21/15: CDA provided reflecting a value of $2,350,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			CLTV is lower than guideline maximum 63.83% CLTV; DTI is lower than guideline maximum 28.69% DTI; Reserves are higher than guideline minimum 145.5 months reserves;
300015632	$3,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015632	$3,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	5/26/15 appraisal review	5/26/15 CDA report reflecting a value of $7,200,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300015631	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
The appraiser noted in the report that some of the windows’ wood frames showed signed of rotting wood. The Sale Contract stipulates a holdback in the amount of $10,000.00, to repair window frames. The contract further stipulates that the funds will be returned to the seller if HOA assumes responsibility for the repairs. The loan file lacks documentation to support a resolution by either party. Additional conditions may apply.

6/5/15 In the event the HOA did not cover window frame repair within 90 days, it is the seller's funds in escrow which would be given to our borrower for use in repair or replacement per signed addendum between seller and buyer. Whether the seller or the HOA picked up the cost of the window frames is immaterial to the subject loan. Appraiser notes only minimal overall detriment in the report and he considered this in the overall condition (bottom of page 1 of 3 of appraisal addendum). The $10K figure agreed to by the buyer and seller was considered more than a sufficient amount to cover the estimated repair cost. Even if it weren't, borrower had ample post loan liquidity of $699K to complete any needed repairs and not hurt her credit profile. Even if the value of the property is reduced by the $10K, the LTV increases only from 70.29 to 70.74, which is again immaterial to the overall credit. In addition the 30% down on a primary purchase and the $699K reserves mentioned above, other compensating factors are ratios of 32/34%, 798 FICO and 3 yrs. of perfect payment history. The holdback had no material effect on the subject transaction, and lender does not believe there was any need nor obligation to determine which other party ultimately paid for repairs.

06/09/2015: Audit reviewed the ledger provided from the closing agent. The ledger shows the disbursement of the $10k. Condition cleared. 6/5/15 Audit reviewed the lenders statement regarding the escrow funds and compensating factors of the loan. Lender to provide verification from the title company as to how the escrow funds were disbursed. Condition not cleared.
																				Full Documentation Full documentation; Reserves are higher than guideline minimum $637,411 excess verified reserves;
300015631	$1,100,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	Interest Rate and Payment Summary section of Final TIL reflects incorrect Max ever date of 07/01/2012 vs 06/01/2015.2019		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Full Documentation Full documentation; Reserves are higher than guideline minimum $637,411 excess verified reserves;
300015631	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA not provided in file.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,565,000 which is a 0% variance was provided. Condition Cleared.			Full Documentation Full documentation; Reserves are higher than guideline minimum $637,411 excess verified reserves;
300015627	$585,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verbal Verification of Employment	Please provide YTD paystub for 2012 to verify employment for borrower.	6/4/15 VVOE from file attached
6/5/15: VOE confirming employment within 30 days of subject loan origination provided. Condition cleared. 6/4/15 The lender provided a copy of the VVOE. A YTD pay stub for the borrower is still required. Condition not cleared.

300015627	$585,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	Assets verified outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015627	$585,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Addendum to HUD-1 not provided breaking down the fees for line 1101 totaling $1470. HUD-1 only verifies $1345 in fees - difference of $125 not accounted for.	06/02/2015: See attached breakdown for line 1101	06/02/2015: Audit review of fee breakdown documentation submitted is deemed acceptable and all fees are accounted for. Condition cleared.
300015627	$585,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,240,000 which is a 0% variance was provided. Condition Cleared.
300015626	$720,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015626	$720,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review appraisal missing. A CDA report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,025,000 which is a 0% variance was provided. Condition Cleared.
300015624	$900,000	CO	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/26/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015624	$900,000	CO	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		5/26/15 CDA report reflecting a value of $2,200,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300015620	$1,136,000	VA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence of taxes & insurance amount for departure residence not provided.
6/5/15 ill

 Current taxes on the departure residence are verified by the attached property profile at $383/mo. Using industry standard calculation of 0.32% of mortgage balance, insurance can be estimated at $191/mo. With a $3647 mortgage payment, other expenses on departure residence were underwritten as $1200/mo. Based upon the tax and insurance numbers above, the monthly HOA dues would need to be > $626/mo. to raise the DTI above the underwritten 28%. No reasonable amount of HOA dues would have a material effect and a full verification of HOA dues on the non-subject property was not required by Lender. Please also note that as per the attached property profile the other property was sold less than 4 months following the closing of the subject.
																	6/5/15 The lender provided a property profile to verify the tax amount and an insurance amount based upon an acceptable industry standard calculation. Condition cleared.			Reserves are higher than guideline minimum 168 months reserves; DTI is lower than guideline maximum 27.67% DTI; Years on Job 6 yrs on job;
300015620	$1,136,000	VA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Evidence of HOA fees on departure residence not provided in file.
6/5/15 The lender was unable to provide the HOA amount and provided proof the borrowers sold the property. Audit verified the HOA amount on a similar unit in the same building and the lenders estimated figure is higher . Condition cleared
																				Reserves are higher than guideline minimum 168 months reserves; DTI is lower than guideline maximum 27.67% DTI; Years on Job 6 yrs on job;
300015620	$1,136,000	VA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Reserves are higher than guideline minimum 168 months reserves; DTI is lower than guideline maximum 27.67% DTI; Years on Job 6 yrs on job;
300015620	$1,136,000	VA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,420,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 168 months reserves; DTI is lower than guideline maximum 27.67% DTI; Years on Job 6 yrs on job;
300015617	$1,092,437	NV	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain 3rd party verification of employment	Missing verification of employment through a third party, CPA letter or business license	6/8/15 6/5: CPA letter attached. Please note that the dba appears at the top of all financial statements in file.
6/8/15 The lender provided proof of the company's DBA, along with a link the business website. Condition cleared. 6/4/15 The lender provided a link to a business and stated it is a subsidiary of the borrowers main business and made reference to a CPA letter that verifies this. Please provide a copy of the CPA letter to tie the two business together. Condition not cleared.

300015617	$1,092,437	NV	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/14/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015617	$1,092,437	NV	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	5/26/15 appraisal review	5/26/15 CDA report reflecting a value of $1,419,000 with a 0% variance provided. No market or eligibility issues noted. Condition cleared.
300015616	$517,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide confirmation of monthly property taxes and insurance for owner occupied property.	6/5/15 Taxes $13,220,7/yr, $1101.72/mo (profile attached). Insurance $3056/yr (0/32% of UPB), 255/mo. T&I verified as 1,356.38/mo, less than estimated at approval as $1,500/mo.	6/5/15 The lender provided the property profile and an insurance figure based upon an acceptable industry standard calculation. Condition cleared.			FICO is higher than guideline minimum 784 FICO ; DTI is lower than guideline maximum 30.19% DTI ; Years in Field 18 years in field ;
300015616	$517,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 05/11/2012 and the original application date is 04/10/2012	5/29/15 Disagree, please see attached for initial disclosures package dated 04/11/12 (including the Servicing Disclosure Statement), which is within 3 business days from app date of 04/10/12.	5/29/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			FICO is higher than guideline minimum 784 FICO ; DTI is lower than guideline maximum 30.19% DTI ; Years in Field 18 years in field ;
300015616	$517,500	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	It appears that the lender did not include the Signing fee of $125.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			FICO is higher than guideline minimum 784 FICO ; DTI is lower than guideline maximum 30.19% DTI ; Years in Field 18 years in field ;
300015616	$517,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Initial Good Faith Estimate not provided in file.	5/29/15 Disagree, please see attached for initial disclosures package dated 04/11/12 (including the Servicing Disclosure Statement), which is within 3 business days from app date of 04/10/12.	5/29/15 The lender provided the original disclosure package containing all necessary disclosures dated within 3 days of application date. Condition cleared.			FICO is higher than guideline minimum 784 FICO ; DTI is lower than guideline maximum 30.19% DTI ; Years in Field 18 years in field ;
300015616	$517,500	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.		Audit acknowledges the FACTA disclosure cannot be provided. Loan will be rated a B.			FICO is higher than guideline minimum 784 FICO ; DTI is lower than guideline maximum 30.19% DTI ; Years in Field 18 years in field ;
300015616	$517,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report was not provided.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $690,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 784 FICO ; DTI is lower than guideline maximum 30.19% DTI ; Years in Field 18 years in field ;
300015615	$1,226,250	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verbal Verification of Employment	Please provide YTD paystub or VOE to verify employment for borrower.		6/4/15 The lender provided a link to the borrowers employers website. Audit was able to verify the borrowers employment and uploaded a copy to the file. Condition cleared.
300015615	$1,226,250	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month after that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015615	$1,226,250	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing – A CDA report was not provided in file.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,635,000 which is a 0% variance was provided. Condition Cleared.
300015614	$1,228,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		Assets verified outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015614	$1,228,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,555,000 which is a 0% variance was provided. Condition Cleared.
300015613	$1,600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	2010 W-2 for Borrower supporting income used to qualify not provided in file.
06/01/2015: We did not require W2 at the time of origination. There is sufficient evidence of borrower's income in the file. Borrower's taxes show a consistent income in the $350k per year range. Please also note compensating factors of reserves of $2.1MM (equals to 231 months coverage of ALL of borrower's debt), 32% DTI, respective 792 and 785 FICOs, and 16 years employment.

06/01/2015: Audit reviewed the lender rebuttal and has determined that the 2010/1040 tax returns and 2010/1120 returns were provided within the loan file.  2010 Tax Returns supports the income used to qualify.  Condition cleared.
																				FICO is higher than guideline minimum 785 credit score; Years on Job 4 yrs self employed, 16 yrs in field; Reserves are higher than guideline minimum 342 months reserves;
300015613	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	Finance Charge Under Disclosed	Finance charges under disclosed by $124.94. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.		Audit acknowledges the under disclosure which is greater than the 3 years statute of limitations. Loan will be rated a B.			FICO is higher than guideline minimum 785 credit score; Years on Job 4 yrs self employed, 16 yrs in field; Reserves are higher than guideline minimum 342 months reserves;
300015613	$1,600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note		05/20/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum 785 credit score; Years on Job 4 yrs self employed, 16 yrs in field; Reserves are higher than guideline minimum 342 months reserves;
300015613	$1,600,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	05/28/2015: Field Review	05/28/2015: Field Review provided in lieu of CDA reflecting a value of $2,000,000 which is a 0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 785 credit score; Years on Job 4 yrs self employed, 16 yrs in field; Reserves are higher than guideline minimum 342 months reserves;
300015611	$540,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015611	$540,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Rate Lock Agreement not provided in loan file.
6/3/15 Please be advised that the Rate Lock Approval form is an internal document only and not pertinent to the legal docs of the loan. The Rate Lock form doesn't necessarily reflect the final rate used at origination. The loan approval narrative would have the final rate & terms used at origination (See attached). Lender requests this condition be cleared.

6/5/15 The lender provided a copy of the rate lock. Condition cleared. 6/3/15 The lender submitted a copy of the loan approval to verify the rate lock.  The approval does not state the date the loan was locked. Lender to provide satisfactory verification of the date the rate was locked. Condition not cleared.

300015611	$540,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $725,000 which is a 0% variance was provided. Condition Cleared.
300015604	$585,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Evidence property taxes, insurance and HOA fees for primary residence not provided in file.
6/5/15 Tax is $22305.4/yr (profile attached as current level of tax assessment), and $1,858/mo. Insurance is calculated based on 0.32% of UPB, $1,895.94/yr, 158/mo. T&I is $2,016/mo, slightly higher than T&I used, no significant impact on very low DTI.
																	6/5/15 The lender provided the property profile to verify the taxes and the estimated insurance premium based upon acceptable industry standard. Condition cleared.			FICO is higher than guideline minimum 781 credit score; DTI is lower than guideline maximum 15.47% DTI; Reserves are higher than guideline minimum 47 months reserves;
300015604	$585,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Income documentation for Borrower's current job, not provided in file. YTD Pay stubs or verbal verification not provided. Lender provided offer letter dated 12/15/2011 as only income verification for new position borrower started 01/01/2012.

6/5/15 Income calculation used is explicit on page 3 of the loan approval form. 2010 and 2011 are fully verified. Borrower's position at employer, does not receive regular paychecks and there was no 2012 YTD income verification available other than what was spelled out as guaranteed as his base income in his employment letter. Even then, 2012-2013 guaranteed income was not used in underwriting, as Lender instead conservatively used the lowest verified figure from 2010. This methodology was approved by Executive Loan Committee via signature on the subject loan approval form.
																	6/5/15 Audit verified the borrower remains employed at the firm that gave him the offer letter. Tax returns were used to average income. Condition cleared.			FICO is higher than guideline minimum 781 credit score; DTI is lower than guideline maximum 15.47% DTI; Reserves are higher than guideline minimum 47 months reserves;
300015604	$585,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing verbal verification of employment	Verbal verification of employment or YTD pay stubs not provided in file.	6/4/15 Borrower remains employed at same company to this day. Please see firm's website. As a pre-QM loan, this should clear condition.
6/4/15 The lender submitted the information to independently verify the borrowers employment. Audit verified the borrower is still currently employed in the same position and has uploaded the findings to the file. Condition cleared.
																				FICO is higher than guideline minimum 781 credit score; DTI is lower than guideline maximum 15.47% DTI; Reserves are higher than guideline minimum 47 months reserves;
300015604	$585,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/19/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum 781 credit score; DTI is lower than guideline maximum 15.47% DTI; Reserves are higher than guideline minimum 47 months reserves;
300015604	$585,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided.	05/15/2015: CDA	05/15/2015: A CDA report reflecting a value of $780,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 781 credit score; DTI is lower than guideline maximum 15.47% DTI; Reserves are higher than guideline minimum 47 months reserves;
300015602	$1,250,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing HELOC agreement	Provide documentation confirming HELOC of $325,000.00 as listed on Loan Approval Worksheet and the Subordination agreement in file. The HELOC agreement was not found in file.	06/01/2015: attached	06/01/2015: Audit review of HELOC for $325,000.00 documentation submitted is deemed acceptable. Condition cleared.
Reserves are higher than guideline minimum 266 months PITIA reserves remain after closing. ; Years in Field Borrower employed 10 years in industry ; DTI is lower than guideline maximum 25.10% DTI < 38.00% Maximim DTI;

300015602	$1,250,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	Assets verified outside of the TIL statute of limitations and not material. Loan will be rated a B.
Reserves are higher than guideline minimum 266 months PITIA reserves remain after closing. ; Years in Field Borrower employed 10 years in industry ; DTI is lower than guideline maximum 25.10% DTI < 38.00% Maximim DTI;

300015602	$1,250,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/15/2015: CDA	05/15/2015: A CDA report reflecting a value of $2,800,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum 266 months PITIA reserves remain after closing. ; Years in Field Borrower employed 10 years in industry ; DTI is lower than guideline maximum 25.10% DTI < 38.00% Maximim DTI;

300015595	$848,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/26/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300015595	$848,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file	05/21/2015: CDA	05/21/2015: A CDA report reflecting a value of $1,060,000 which is a 0% variance was provided. Condition Cleared.
300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Credit Score Violation	Borrowers Fico 704 < 720 required minimum. Audit using the lower middle score of both borrowers, appears lender used the middle score of the primary borrower.
5.4.15 Neither lender nor client require a 720 credit score nor was that a stipulation for this deal. Additionally, lender explicitly does use the middle score of the primary wage earner and the client has accepted this methodology. Loan also has many compensating factors as listed in the exception report. Please either clear or immediately refer to client for confirmation.

5.11.15 Middle of lowest FICO score of both borrowers is 704. Middle score of primary wage earner is 754. Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 31.02%, 71.29% LTV, 169 months reserves. FICO score of 704 is non-material to overall ability to repay subject loan. Condition acknowledged.

DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	Initial ARM Loan Program Disclosure not provided within 3 days of application date. Application date 3/15/11, earliest ARM Disclosure provided in the loan file is dated 11/17/2011.	05/06/2015: Disagree, please see attached for system screen print of the date the property address was received (11/15/11). The initial disclosures were sent out within 3 business days of 11/15/11.
05/06/2015: Audit reviewed the lender rebuttal and has determine that the print screen provided reflects date property address received was 11/15/2011, therefore the disclosure was provided within 3 days of application. Condition cleared.

DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Initial TIL Disclosure not provided within 3 days of application date. Application date 3/15/11, earliest TIL Disclosure provided in the loan file is dated 11/17/2011.	05/06/2015: Disagree, please see attached for system screen print of the date the property address was received (11/15/11). The initial disclosures were sent out within 3 business days of 11/15/11.
05/06/2015: Audit reviewed the lender rebuttal and has determine that the print screen provided reflects date property address received was 11/15/2011, therefore the disclosure was provided within 3 days of application. Condition cleared.

DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	Servicing Disclosure Statement not provided within 3 days of application date. Application date 3/15/11, earliest Servicing Disclosure provided in the loan file is dated 11/17/2011.	05/06/2015: Disagree, please see attached for system screen print of the date the property address was received (11/15/11). The initial disclosures were sent out within 3 business days of 11/15/11.
05/06/2015: Audit reviewed the lender rebuttal and has determine that the print screen provided reflects date property address received was 11/15/2011, therefore the disclosure was provided within 3 days of application. Condition cleared.

DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	Initial Good Faith Estimate not provided within 3 days of application date. Application date 3/15/11, earliest Good Faith Estimate Disclosure provided in the loan file is dated 11/17/2011.	05/06/2015: Disagree, please see attached for system screen print of the date the property address was received (11/15/11). The initial disclosures were sent out within 3 business days of 11/15/11.
05/06/2015: Audit reviewed the lender rebuttal and has determine that the print screen provided reflects date property address received was 11/15/2011, therefore the disclosure was provided within 3 days of application. Condition cleared.

DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014423	$745,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	05/05/2015: CDA	05/05/2015: Appraisal valuation report provided reflecting a value of $1,045,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
DTI is lower than guideline maximum Guidelines maximum 38%, borrowers are at 31.02%; Reserves are higher than guideline minimum mimimum 6 months reserves required, Borrowers have over 169 months; LTV is lower than guideline maximum LTV at 71.29%;

300014410	$1,400,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete 1003	Please provide the Loan Originator NMLS number; the information was not listed on the 1003.
05/12/2015: app date is 5/19/11, NMLS ID requirements according to safe act and website was for loan officers to be registered with NMLS by expiration of the 180-day initial registration period on July 29, 2011
																	05/12/2015: Confirmed from website, NMLS numbers not required until applications dated 7/29/2011. Subject application is dated 05/19/2011. Condition cleared.
300014410	$1,400,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014410	$1,400,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Provide a copy of the FACTA Disclosure given to the borrower within 3 days of application.	5/8/15 Disagree, FACTA was required as of 07/21/11. The loan was originated with the app date of 05/19/11. FACTA not required.
05/12/2015: FACTA not provided. Loan will be rated a B.***5/8/15 Audit has confirmed with compliance that The Notice To Home Loan Applicant Disclosure was required as of 12/1/2004.  Note that the Dodd-Frank added Risk-Based Price Notice on 1/1/2011. Please see the following:   Effective Date: December 1, 2004;  The Notice To Home Loan Applicant requirement (§609g) stipulates that when a consumer’s credit score is reviewed in association with a mortgage transaction, the requesting entity (broker or lender) must provide the consumer in writing the “Notice To Home Loan Applicant,” which includes the “Consumer Score Disclosure.”
 Effective Date: January 1, 2011  Risk-based pricing rules required under §311 of the Fair and Accurate Credit Transactions Act of 2003 (FACT Act).Under the rules (Fed regulation V, 12 CFR 222.70  – 222.75; and FTC regulation 16 CFR 640), a notice is required  to an applicant for credit if the creditor (1) “uses a consumer report  in connection with an application, grant, extension, or other provision of credit” to a consumer;  and (2) based in whole or in part on that consumer report, the creditor  offers “material terms that are less favorable  than the most favorable terms available to a substantial proportion of consumers.”  This information (Model Form H-3 or in a form the creditor creates) is  provided with the Notice to the Home Loan Applicant, which must be provided in all situations where a credit score is utilized in consideration of a consumer loan secured by 1 to 4 units of residential real estate. Both must be provided before loan closing or when the first transaction is conducted under an open-ended credit line.   Condition remains for the disclosure.

300014410	$1,400,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator name and/or NMLS reference number missing on the application.	The loan originator and the loan officer's NMLS numbers are not listed on the loan application.
5/8/15 app date is 5/19/11, NMLS ID requirements according to safe act and website was for loan officers to be registered with NMLS by expiration of the 180-day initial registration period on July 29, 2011

5/18/15 Audit has reviewed and concurs with Lender.  Application date was 5/19/11, For the Safe Act, Opus CMC tests for application dates on or after July 30, 2011 and reviews the application for proper disclosure of licensing/registration - 180 day soft enforcement period  Jan 31, 2011 - July 29, 2011.  Under amendments effective January 2014, Opus CMC reviews for proper licensing/registration information on the application, note agreement and the security instrument.  Condition cleared.

300014410	$1,400,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Appraisal review report provided reflecting a value of $2,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Disclosure Statement in the file is dated 07/08/2011 and the original application date is 07/01/2011.
5/8/15 Disagree, please see attached for the initial disclosures package, which includes the ARM Disclosure Statement on pages 12-13. The initial disclosures package is dated 07/06/11, which is within 3 business days from the app date, not including weekends and holidays.
																	5/8/15 ARM Disclosure provided dated 7/6/11 which is within 3 day of the initial application date of 7/1/11. Condition cleared.
300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect loan terms as originated	The HUD-1 comparison page reflected the loan had a prepayment penalty, however, the note did not indicate a prepayment penalty nor did the file contain a prepayment penalty addendum.	5/8/15 Disagree, see attached addendum (Page 20) reflecting the prepayment penalty charge	5/8/15 Audit has reviewed and concurs with Lender that a prepayment charge addendum was attached to the Note. Condition cleared.
300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	5/8/15 Disagree, FACTA was required as of 07/21/11. The loan was originated with the app date of 07/01/11. FACTA not required.
05/12/2015: FACTA not provided. Loan will be rated a B.***5/8/15 Audit has confirmed with compliance that The Notice To Home Loan Applicant Disclosure was required as of 12/1/2004.  Note that the Dodd-Frank added Risk-Based Price Notice on 1/1/2011. Please see the following:   Effective Date: December 1, 2004
The Notice To Home Loan Applicant requirement (§609g) stipulates that when a consumer’s credit score is reviewed in association with a mortgage transaction, the requesting entity (broker or lender) must provide the consumer in writing the “Notice To Home Loan Applicant,” which includes the “Consumer Score Disclosure.”
Effective Date: January 1, 2011
Risk-based pricing rules required under §311 of the Fair and Accurate Credit Transactions Act of 2003 (FACT Act).
Under the rules (Fed regulation V, 12 CFR 222.70  – 222.75; and FTC regulation 16 CFR 640), a notice is required  to an applicant for credit if the creditor (1) “uses a consumer report  in connection with an application, grant, extension, or other provision of credit” to a consumer;  and (2) based in whole or in part on that consumer report, the creditor  offers “material terms that are less favorable  than the most favorable terms available to a substantial proportion of consumers.”
This information (Model Form H-3 or in a form the creditor creates) is  provided with the Notice to the Home Loan Applicant, which must be provided in all situations where a credit score is utilized in consideration of a consumer loan secured by 1 to 4 units of residential real estate. Both must be provided before loan closing or when the first transaction is conducted under an open-ended credit line.   Condition remains for the disclosure.

300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month after that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 07/08/2011 and the original application date is 07/01/2011.
5/8/15 Disagree, please see attached for the initial disclosures package, which includes the Servicing Disclosure Statement on page 11. The initial disclosures package is dated 07/06/11, which is within 3 business days from the app date, not including weekends and holidays.
																	5/8/15 Servicing Disclosure provided dated 7/6/11 which is within 3 day of the initial application date of 7/1/11. Condition cleared.
300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge Under Disclosed	It appears that the lender did not include the Title Closer fee of $250.	Agree, lender failed to disclose $250 title closer fee. Lender cured by refunding $250 to the borrower. See attached FC analysis and refund docs.
5/18/2015 The lender credit of $250.00 is sufficient to cure the under disclosure. Condition cleared.5/13/15 The lender refund of $250.00 is sufficient to cure the under disclosure. Condition will be cleared on 5/18/15 when the ROR expires.

300014394	$1,396,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	05/05/2015: CDA	05/05/2015: The appraisal valuation report provided reflecting a value of $1,745,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Condo Review Documentation	The Condo questionnaire was not found in file.		5/7/15 Condo questionnaire provided, condition cleared.			DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The modification Note was not found in file.		5/7/15 Copy of the Deed of Trust/Mortgage Note Modification was provided. Condition cleared.			DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Legal Documents	Missing appraisal	The review appraisal was not found in file.		05/12/2015: Duplicate condition from CDA. Rescinded. 05/07/2015: CDA report provided reflects the address without the Unit number, however the Note includes Unit number with address. Condition			DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.

 It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	It appears that the Lender did not include the interest only term in the final TIL Disclosure.		05/12/2015: Audit reanalyzed the loan file and determined there is no under disclosure.			DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	The FACTA disclosure was not found in file.	Disagree, FACTA was required as of 07/21/11. The loan was originated with the app date of 07/11/11. FACTA not required
05/12/2015: FACTA not provided. Loan will be rated a B.***05/11/2015 Audit has reviewed with compliance and determined the disclosures are required.  Effective Date: January 1, 2011

Risk-based pricing rules required under §311 of the Fair and Accurate Credit Transactions Act of 2003 (FACT Act).

Under the rules (Fed regulation V, 12 CFR 222.70  – 222.75; and FTC regulation 16 CFR 640), a notice is required  to an applicant for credit if the creditor (1) “uses a consumer report  in connection with an application, grant, extension, or other provision of credit” to a consumer;  and (2) based in whole or in part on that consumer report, the creditor  offers “material terms that are less favorable  than the most favorable terms available to a substantial proportion of consumers.”

This information (Model Form H-3 or in a form the creditor creates) is  provided with the Notice to the Home Loan Applicant, which must be provided in all situations where a credit score is utilized in consideration of a consumer loan secured by 1 to 4 units of residential real estate. Both must be provided before loan closing or when the first transaction is conducted under an open-ended credit line.
 5/11/2015 Audit has verified the lenders application date and determined FACTA was not required.
																				DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014391	$2,275,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA
05/12/15: The appraisal valuation report provided reflecting a value of 3,250,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 05/05/2015: Appraisal valuation report provided reflects the address without the Unit number, however the Note includes Unit number with address. Condition remains.
																				DTI is lower than guideline maximum DTI of 10.00% < max DTI of 43.00%; Years in Field Borrower in field 43 years; Reserves are higher than guideline minimum 343 months reserves remain ;
300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		5/11/15 : Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement is dated 7/18/11 and the original application date is 7/13/11.	Disagree, the Servicing Disclosure Statement was sent within 3 days of the app date (not including Saturdays/Sundays and Holidays) of 07/13/11.	05/11/2015 Audit has re-reviewed and determined the disclosures were sent on the 3rd business day.
300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Disclosure is dated 7/18/11 and the original application date is 7/13/11.		05/11/2015 Audit has re-reviewed and determined the disclosures were sent on the 3rd business day.
300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL is dated 7/18/11 and the original application date is 7/13/11.		05/11/2015 Audit has re-reviewed and determined the disclosures were sent on the 3rd business day.
300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant and Consumer Score Disclosure not provided.	Disagree, FACTA was required as of 07/21/11. The loan was originated with the app date of 07/13/11. FACTA not required
05/12/2015: FACTA not provided. Loan will be rated a B.***05/11/2015 Audit has reviewed with compliance and determined the document is required. Effective Date: January 1, 2011

Risk-based pricing rules required under §311 of the Fair and Accurate Credit Transactions Act of 2003 (FACT Act).

Under the rules (Fed regulation V, 12 CFR 222.70  – 222.75; and FTC regulation 16 CFR 640), a notice is required  to an applicant for credit if the creditor (1) “uses a consumer report  in connection with an application, grant, extension, or other provision of credit” to a consumer;  and (2) based in whole or in part on that consumer report, the creditor  offers “material terms that are less favorable  than the most favorable terms available to a substantial proportion of consumers.”

This information (Model Form H-3 or in a form the creditor creates) is  provided with the Notice to the Home Loan Applicant, which must be provided in all situations where a credit score is utilized in consideration of a consumer loan secured by 1 to 4 units of residential real estate. Both must be provided before loan closing or when the first transaction is conducted under an open-ended credit line.
 05/11/2015 Audit has confirmed the application date and determined that a FACTA disclosure was not required.

300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The Good Faith Estimate is dated 7/18/11 and the original application date is 7/13/11.		05/11/2015 Audit has re-reviewed and determined the disclosures were sent on the 3rd business day.
300014389	$1,120,000	CO	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		05/15/2015: 2055 Drive-By Appraisal provided in lieu of CDA and Field Review. Value provided of $1,855,000 was higher than the origination appraised value. Condition cleared.
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing W-2	Missing most recent two consecutive years of income verification. The file contains 2008 and 2010 W2's. Provide 2009 W2.
5/7/2015 Unable to obtain 2009 W2's. Please see attached wage summary from 2009 and tax comparison report from preparer that confirms 2009 income. Please note that income is consistent with 2008. 2010 tax returns verifies a significant increase in income, DTI is low at 15%, high FICO 759, and PLL $1.4MM.

5/7/15 Audit has reviewed and determined that the lender used the 2010 tax comparison page which shows the wages earned in 2009 and the pay summary for 2009 in lieu of W2.  No further documentation required, condition cleared.
																				DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide proof of the annual hazard insurance premium. The declaration page in the file does not state the premium amount.		05/12/2015: Received Hazard declaration page with premium - cleared.			DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/11/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the application.	The application is missing the loan originator organization NMLS ID number.
05/12/2015: Received final 1003, which includes NMLS numbers.  Condition cleared*** 05/11/2015: Provide NMLS Search, which lists loan officer and includes Lender number.  The final 1003 provided includes loan officer number; however, Lender number is cut off from bottom of page. Condition remains.
																				DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Provide FACTA Disclosure given to the borrowers within 3 days of application date.
05/11/2015: Our processes and procedures ensure issuing and sending the initial disclosures within 3 business days of the application date. However, we don't have an evidence that the FACTA disclosure went out with the initial disclosures package on this specific loan. Client to make a business decision.

05/12/2015: FACTA not provided. Loan will be rated a B.***05/11/2015: Received response, it cannot be determined if FACTA disclosure was sent within 3 business days. Resolution is pending client's decision.
																				DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in the loan file.	05/05/2015: CDA	05/05/2015: The appraisal valuation report provided reflecting a value of $1,275,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014373	$999,200	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Property	312 - Appraisal Indicates Property Issues
Page 1 of the appraisal states the lower level master bedroom suite is reported to have been completed without the benefit of a permit. In the depreciation comments on page 7 it is stated that this area is included in the room count and the gross living area.

05/11/2015: The master suite was a renovation of existing living space which was done without a permit. You will note that the current GLA is exactly the same as at purchase of the property. The appraiser's comment on page 7 which is referenced in the condition is the section in which the appraiser explains why there is not an issue with including the master suite in room count and GLA. Lender agrees that there would be no justification to remove the renovated space from the room count or to deduct previously-existing living space simply due to a renovation of that space. Appraiser has made an appropriate negative value adjustment for the unpermitted work as "functional depreciation." The appraisal has addressed the issue of the unpermitted work thoroughly and the value conclusion is valid.
																				DTI is lower than guideline maximum 15.49% DTI; FICO is higher than guideline minimum 759 credit score; Reserves are higher than guideline minimum $564,781 excess verified reserves;
300014366	$1,550,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Missing evidence investment mortgage payments with reflect 0x30 for the months 08/2011.	05/07/2015: Property was sold on 7/11, as such no mortgage payment on 8/11. Property profile attached to evidence transfer date.	05/07/2015: Audit reviewed property profile reflecting property sold, documentation submitted is deemed acceptable. Condition cleared.			LTV is lower than guideline maximum 56.99% LTV; DTI is lower than guideline maximum 23.49% DTI; FICO is higher than guideline minimum 785 FICO ;
300014366	$1,550,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Origination Company identifier number was not included on loan application.
5/13/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the nmls consumer access website. (See attached record) 05/07/2015: See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the nmls consumer access website. (See attached record)

5/16/15 Application with NMLS number received. Condition cleared. 05/07/2015: Audit review of all documentation submitted is not acceptable.  Per regulations, the Origination Company identifier number must be provided on the final 1003.  Condition remains.
																				LTV is lower than guideline maximum 56.99% LTV; DTI is lower than guideline maximum 23.49% DTI; FICO is higher than guideline minimum 785 FICO ;
300014366	$1,550,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/07/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			LTV is lower than guideline maximum 56.99% LTV; DTI is lower than guideline maximum 23.49% DTI; FICO is higher than guideline minimum 785 FICO ;
300014366	$1,550,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided in file.	05/05/2015: CDA	05/05/2015: The property valuation report provided reflecting a value of $2,720,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 56.99% LTV; DTI is lower than guideline maximum 23.49% DTI; FICO is higher than guideline minimum 785 FICO ;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Ineligible Property Type	Per Lender Guidelines, condo project must be warrantable.
4/30/2015 Condo project not warrantable because builder owns 4 of 13 units resulting in an ownership interest exceeding 10%. Non-Warrantable project does not effect ability to repay loan. Compensating factors: 798 credit score; 23.27% dti; 485 months reserves.
																		Exception	Aggregator	FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge Under Disclosed	Finance charges under disclosed by $207.93. The file does not contain the TIL itemization and therefore the cause of the under-disclosure cannot be determined.
05/12/2015: Agree that Finance Charge was under disclosed by $178. Lender failed to disclose HOA questionnaire as a finance charge fee. Lender cured by refunding the borrower $178 see attached FC analysis and Refund docs.
																	05/12/2015: Notification of error, evidence of shipment and refund to borrower of $178 was provided. Loan will be rated a Fitch B. Purchase loan, therefore no rescission to re-open. Condition cleared.			FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/11/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Origination Company NMLS Identifier Number not listed on application.		05/11/2015: Received NMLS Search which confirms Loan Officer worked for Lender to time of subject closing.			FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.
05/11/2015: Our processes and procedures ensure issuing and sending the initial disclosures within 3 business days of the application date. However, we don't have an evidence that the FACTA disclosure went out with the initial disclosures package on this specific loan. Client to make a business decision.
																	05/12/2015: FACTA not provided. Loan will be rated a B.***05/11/2015: Lender rebuttal confirmed no evidence that FACTA disclosure was sent. File is pending client decision.			FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final, certified HUD-1 not provided in file. Unable to complete compliance review. Additional conditions may apply.		05/11/2015: Received final HUD-1, condition cleared.			FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014357	$600,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: The property valuation report provided reflecting a value of $1,195,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 798 credit score; Reserves are higher than guideline minimum 483.4 months reserves; DTI is lower than guideline maximum 25.27% DTI;
300014356	$460,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014356	$460,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge under disclosed by $207.88. It appears that the Lender did not include the prepaid interest charges of $230.
Disagree that per diem interest was not disclosed. Lender disclosed per diem interest in the amount of $230. However, Lender failed to disclose $178 HOA Questionnaire fee as a Finance Charge. Total under disclosed finance charge is $178. Lender refunded and re-opened rescission.
																	5/14/15 ROR expired, condition cleared. 5/11/2015 Audit has applied the lender credit and now the finance charge is within tolerance. Condition will be clear when ROR time has expired on 05/14/15
300014356	$460,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 – Review Appraisal Missing – A CDA report was not provided in file.	05/05/2015: CDA
05/13/2015: Received revised appraisal valuation report, which includes address. Condition cleared.  05/05/2015: The appraisal valuation report provided reflects the address without the Unit number, however the Note includes Unit # within the address.  Condition remains.

300014341	$1,050,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Inaccurate Loan Terms on GFE.	The most recent GFE dated 09/08/2011 reflects an interest rate of 3.85% and the loan closed with an interest rate of 3.65%.		05/11/2015: Received copy of re-disclosed GFE, which reflects rate of 3.85%. Note confirmed loan closed at 3.85%. Condition cleared.
300014341	$1,050,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Lender NMLS Identifier Number not listed on the final 1003.		05/11/2015: Received NMLS search, which confirms loan officer worked for Lender at time of closing. Condition cleared.
300014341	$1,050,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided in file.		05/11/2015: Received FACTA, dated 09/08/2011. Meets requirements, condition cleared.
300014341	$1,050,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014341	$1,050,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA
06/30/15: Updated appraisal review provided reflecting accurate appraisal comparison with a value of $1,600,000 and 0% variance.  05/05/2015: The appraisal valuation report provided reflecting a value of $1,125,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.

300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Please provide the declaration page from the homeowner’s insurance policy and tax certificate for investment property. Additional conditions may apply.
5/8/15 Attached is a property profile. The taxes are $902 div by 12 = $75.17/mos. The property insurance can be estimated based on industry standards off Imp Value of $142,100 X .0032 = $37.89/mos. Please note that the application reflected a total of $250/mos. for taxes, insurance & HOA. This is a Pre-QM loan that closed 11/02/2011. Comp factors; 75% LTV, Borrower has an excellent credit profile with credit score of 792, stable employment of 5 yrs. with a DTI of 13%/23% and PLL of $264K

5/8/15 Audit has calculated the following payment:  monthly property taxes based on  property profile (trailing doc) $75.17, insurance based on industry standards off Imp Value of $142,100 X .0032 = $37.89/monthly and HOA fees of $250.  Condition cleared.
																				DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Statute of Limitations - Prepaid Finance Charges under disclosed
It appears the lender did not include the HOA fee of $125.00. Unable to determine the remaining under disclosure for $44.94. TIL itemization was not provided in the loan file. Additional conditions may apply.
																05/13/2015: Agree, lender failed to disclose $125 HOA Questionnaire fee as a Finance Charge. Total under disclosed finance charge is $125. Lender refunded and re-opened rescission.
05/14/2015: The 3 days required reopening of rescission has expired. Condition cleared. 05/13/2015: Evidence of refund and Right of Rescission sent to Borrower.  Exception will be cleared after 5/14/2015, since ROR ends on 5/13/2015 at midnight.
																				DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in the file is dated 09/23/14 and the application date is 09/12/11.	5/8/15 Disagree, please see attached for the initial TIL on page 1, dated 09/13/11, which was sent within 3 business days from application date of 09/12/11.	5/8/15 Initial TIL provided dated 9/13/11 which is within 3 days of the initial application dated 9/12/11. Condition cleared.			DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge Under Disclosed
It appears the lender did not include the HOA fee of $125.00. Unable to determine the remaining under disclosure for $44.94. TIL itemization was not provided in the loan file. Additional conditions may apply.
																05/13/2015: Agree, lender failed to disclose $125 HOA Questionnaire fee as a Finance Charge. Total under disclosed finance charge is $125. Lender refunded and re-opened rescission.
05/14/2015: The 3 days required reopening of rescission has expired. Condition cleared.  05/132015: Evidence of refund and Right of Rescission sent to Borrower.  Exception will be cleared after 5/14/2015, since ROR ends on 5/13/2015 at midnight.
																				DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Service Disclosure in the file is dated 09/23/14 and the application date is 09/12/11.	5/8/15 Disagree, please see attached for Servicing Disclosure on page 11 of the initial disclosures package, dated 09/13/11, which was sent within 3 business days from application date of 09/12/11.	5/8/15 Service Disclosure provided dated 9/13/11 which is within 3 days of the initial application dated 9/12/11. Condition cleared.			DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.
The ARM Loan Program Disclosure in the file is not dated and is signed by the borrower, dated 10/07/11. Please provide the ARM Disclosure provided to the borrower within 3 days of the application date.

5/8/15  Disagree, please see attached for ARM Loan Program Disclosure on pages 12-13 of the initial disclosures package, dated 09/08/11, which was sent within 3 business days from application date of 09/12/11.
																	5/8/15 Initial ARM Loan Program Disclosure provided dated 9/13/11 which is within 3 days of the initial application dated 9/12/11. Condition cleared.			DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial GFE in the file is dated 09/23/14 and the application date is 09/12/11.	5/8/15 Disagree, please see attached for GFE on pages 4-6 of the initial disclosures package, dated 09/08/11, which was sent within 3 business days from application date of 09/12/11.	5/8/15 Initial GFE provided dated 9/13/11 which is within 3 days of the initial application dated 9/12/11. Condition cleared.			DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014335	$768,750	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the file.	05/05/2015: CDA
05/13/15: The property valuation report provided reflecting a value of $1,025,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared. 05/05/2015: CDA report provided reflects the address without the Unit number, however the Note includes Unit # within the address.  Condition remains.
																				DTI is lower than guideline maximum 26.43% compared to 38%. ; Years in Field 37 years. ; Reserves are higher than guideline minimum 128 months compared to 6. ;
300014333	$1,950,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	The loan file did not contain a copy of the 2nd lien Note.		5/7/15 Copy of the 2nd lien note provided. Condition cleared.
No Mortgage Lates 0 housing lates in the last 24 months; Current Rate is lower than previous rate Rate lowered from 4.50% to 3.55%; Reserves are higher than guideline minimum 36.90 months > 6 months min;

300014333	$1,950,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
No Mortgage Lates 0 housing lates in the last 24 months; Current Rate is lower than previous rate Rate lowered from 4.50% to 3.55%; Reserves are higher than guideline minimum 36.90 months > 6 months min;

300014333	$1,950,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Notice to Home Loan Applicant & Consumer Score Disclosure not provided.	05/08/2015: Disagree, please see attached for FACTA Disclosure.	05/08/2015: Audit review of Notice to Home Loan Applicant & Consumer Score Disclosure documentation submitted is deemed acceptable. Condition cleared.
No Mortgage Lates 0 housing lates in the last 24 months; Current Rate is lower than previous rate Rate lowered from 4.50% to 3.55%; Reserves are higher than guideline minimum 36.90 months > 6 months min;

300014333	$1,950,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $2,750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
No Mortgage Lates 0 housing lates in the last 24 months; Current Rate is lower than previous rate Rate lowered from 4.50% to 3.55%; Reserves are higher than guideline minimum 36.90 months > 6 months min;

300014332	$630,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month before that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014332	$630,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: The property valuation report provided reflecting a value of $850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300014324	$600,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOM	Missing 24 month VOM for Borrower's primary residence to reflect 0x30.
05/08/2015: The bank, does not report to the credit agencies. A pay history was not available, so the attached mortgage statement was provided by the borrower in lieu of. It verifies mortgage details and confirms that there were no late charges or past due amounts at that time. In addition to a stellar 805 credit score, loan had a 53% LTV, 30% DTI and 54 months' PITI in reserves. With the borrower's credit history (including on several previous mortgages) and the ample compensating factors, both a willingness and ability to repay were demonstrated and loan was approved by senior with only the statement as VOM for the existing mortgage. Please also note that borrower has maintained a perfect pay history since this loan was originated in 2011, further evidencing the quality of the credit. Please clear or refer to client for decisioning.

05/15/2015 Audit review of the loan file has determined a 24 month VOM is not required. Condition cleared. 05/08/2015: Audit reviewed the lender rebuttal, as well as the documentation submitted, and has determine that 24 month VOM for Borrower's primary residence to reflect 0x30 is required.  Condition remains.
																				LTV is lower than guideline maximum 53.33% LTV; FICO is higher than guideline minimum 805 FICO; DTI is lower than guideline maximum 36.41% DTI ;
300014324	$600,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing confirmation of monthly property taxes, hazard insurance and HOA fees for REO.
05/08/2015: Attached info,which pulls from public records, shows 2011 taxes on the property at $235/mo. For a non-subject property, lender would not required evidence of actual insurance payment and would estimate if not provided. Industry standard monthly estimate would be 0.35% of UPB/12, but even if we take 0.35% of full value of $200K that estimate would be $58/mo. HOA dues were not obtained, but based upon the taxes, insurance and fees underwritten of $447/mo., HOA dues could be as much as $154/mo. without exceeding figure used. It appears that lender's figure for non-subject costs was generous. However, even if it were to be slightly light it would have no significant impact on the 30% DTI. Factors in addition to 30% DTI include 805 credit score, 53% LTV, 54 months' PITI on subject in reserves and perfect pay history since origination in 2011. Please clear or refer to client for decisioning.
																	05/08/2015: Audit has re-analyzed the loan documents and has determined that the lender did their due diligence using an industry standard conservative figure.			LTV is lower than guideline maximum 53.33% LTV; FICO is higher than guideline minimum 805 FICO; DTI is lower than guideline maximum 36.41% DTI ;
300014324	$600,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing payment history	Missing evidence of mortgage payments to reflect 0x30 for the months 09/2011,10/2011.
5/7/15 Credit report was pulled on 9/22/11, VOM rating for non-subject (in good term) reported until 8/11, requesting VOM for non-subject during subject refi period is not relevant. Credit decision is made based on the information as of date the credit report was pulled. Please rescind this condition. Thank you.

5/7/2015 Audit has reviewed the Lenders rebuttal and concurs that a credit supplement for the two additional months for non-subject reporting in good terms is not required due to the mortgage is being reported up to date on the credit report.  The credit report is dated within 90 days of the Note date therefore is not expired.  No further documentation is required, condition cleared.
																				LTV is lower than guideline maximum 53.33% LTV; FICO is higher than guideline minimum 805 FICO; DTI is lower than guideline maximum 36.41% DTI ;
300014324	$600,000	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/08/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			LTV is lower than guideline maximum 53.33% LTV; FICO is higher than guideline minimum 805 FICO; DTI is lower than guideline maximum 36.41% DTI ;
300014324	$600,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Origination Identifier number does not appear on the loan application.	5/8/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the nmls consumer access website. (See attached record)
05/13/2015: Received final 1003 with NMLS numbers. Condition cleared. 5/8/15 Due to the initial application date is 9/27/11, the Safe Act required the NMLS Identifier Number to be listed.  Condition remains for the final 1003 to list the NMLS ID number for the Lender.  Regarding Safe Act, due diligence tests for application dates on or after July 30, 2011 and reviews the application for proper disclosure of licensing/registration - 180 day soft enforcement period  Jan 31, 2011 - July 29, 2011.  Under amendments effective January 2014, due diligence reviews for proper licensing/registration information on the application, note agreement and the security instrument.  ** Please dis-regard the following statement condition was revised 5/8/15 System print out of the loan officer's NMLS ID record provided, which matches the 1003 and the nmls consumer access website.  Condition cleared.
																				LTV is lower than guideline maximum 53.33% LTV; FICO is higher than guideline minimum 805 FICO; DTI is lower than guideline maximum 36.41% DTI ;
300014324	$600,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $1,125,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 53.33% LTV; FICO is higher than guideline minimum 805 FICO; DTI is lower than guideline maximum 36.41% DTI ;
300014323	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 41.08% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 41% DTI.		Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 205 months reserves, 58.05% LTV and 3 years tax returns.	Exception	Originator	Years in Field 18 years in same field; Full Documentation 3 years tax returns provided; Reserves are higher than guideline minimum 205.4 months reserves > 6 mos required;
300014323	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	Second Lien Note was not provided.	05/06/2015: HELOC note attached.	05/06/2015: Audit review of Second Lien Note documentation submitted is deemed acceptable. Condition cleared.			Years in Field 18 years in same field; Full Documentation 3 years tax returns provided; Reserves are higher than guideline minimum 205.4 months reserves > 6 mos required;
300014323	$1,100,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month after that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			Years in Field 18 years in same field; Full Documentation 3 years tax returns provided; Reserves are higher than guideline minimum 205.4 months reserves > 6 mos required;
300014323	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: The appraisal valuation report provided reflecting a value of $1,895,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Field 18 years in same field; Full Documentation 3 years tax returns provided; Reserves are higher than guideline minimum 205.4 months reserves > 6 mos required;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Asset Documentation	The loan file was missing documentation of lender's bank accounts.	05/06/2015: Attached is a copy of lender assets as of 02/21/2012 that reflects higher assets of $194,860.41 in checking and $1,918.58 in Savings. Assets at origination was for a total of $140,718.
05/06/2015:  Audit reviewed the lender rebuttal and has determine that the assets are sufficient to qualify for the loan. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.
																				No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Missing Good Faith Estimate dated within 3 days of application date of 09/30/2011.
05/08/2015: Disagree, please see attached for the initial disclosures package, which includes the GFE on pages 4-6. The initial disclosures package is dated 10/05/11, which is within 3 business days from the app date, not including weekends and holidays.
																	05/08/2015: Audit review of Good Faith Estimate, dated 10/05/2011, is within three days of application date of 09/30/2011. Documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure dated within 3 days of application date of 09/30/2011.
05/08/2015: Disagree, please see attached for the initial disclosures package, which includes the ARM Loan Program Disclosure on pages 12-13. The initial disclosures package is dated 10/05/11, which is within 3 business days from the app date, not including weekends and holidays
																	05/08/2015: Audit review of ARM Loan Program Disclosure, dated 10/05/2011, is within three days of application date of 09/30/2011. Documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	Missing Servicing Disclosure Statement dated within 3 days of application date of 09/30/2011.
05/08/2015: Disagree, please see attached for the initial disclosures package, which includes the Servicing Disclosure on page 11. The initial disclosures package is dated 10/05/11, which is within 3 business days from the app date, not including weekends and holidays.
																	05/08/2015: Audit review of Servicing Disclosure Statement, dated 10/05/2011, is within three days of application date of 09/30/2011. Documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL in the file is dated 12/14/2011 and the original application date is 09/30/2011.
05/08/2015: Disagree, please see attached for the initial disclosures package, which includes the initial TIL on page 1. The initial disclosures package is dated 10/05/11, which is within 3 business days from the app date, not including weekends and holidays.
																	05/08/2015: Audit review of initial TIL, dated 10/05/2011, is within three days of application date of 09/30/2011. Documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014322	$1,270,000	IL	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Appraisal valuation report provided reflecting a value of $1,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates 0 housing lates in the last 60 months; Current Rate is lower than previous rate Rate lowered from 4.95% to 3.65%; Years on Job 5 years with current employer;
300014320	$815,250	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	670 < 720 minimum FICO
05/06/2015: Lender's methodology is to use the mid score of the primary wage earner as the indicative score, and this has been accepted by client. That score is 735. DTI of 22 and post-loan liquidityof $1.37MM, which is significantly more than the loan amount. Please either clear or immediately refer to client for confirmation.

05/12/2015: Middle of lowest FICO score of both borrowers is 670. Middle score of primary wage earner is 735. Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 21.76%, 74.11% LTV, 358 months reserves. FICO score of 670 is non-material to overall ability to repay subject loan. Condition acknowledged. Loan will be rated a B.
																		Exception	Aggregator	LTV is lower than guideline maximum 74.11% LTV; DTI is lower than guideline maximum 21.76% DTI ; Reserves are higher than guideline minimum 358 months reserves ;
300014320	$815,250	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			LTV is lower than guideline maximum 74.11% LTV; DTI is lower than guideline maximum 21.76% DTI ; Reserves are higher than guideline minimum 358 months reserves ;
300014320	$815,250	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	Origination Company Identifier Number not disclosed on loan application.	5/11/15 See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the nmls consumer access website. (See attached record)
05/13/2015: 05/13/2015: Received NMLS printout with Loan Officer and Lender number. Condition cleared.    5/11/15 Due to the initial application date was 10/4/11, the Safe Act required the NMLS Identifier Number to be listed.  Condition remains for the final 1003 to list the NMLS ID number for the Lender.  Regarding Safe Act, Opus CMC tests for application dates on or after July 30, 2011 and reviews the application for proper disclosure of licensing/registration - 180 day soft enforcement period  Jan 31, 2011 - July 29, 2011.  Under amendments effective January 2014, Opus CMC reviews for proper licensing/registration information on the application, note agreement and the security instrument.
																				LTV is lower than guideline maximum 74.11% LTV; DTI is lower than guideline maximum 21.76% DTI ; Reserves are higher than guideline minimum 358 months reserves ;
300014320	$815,250	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Appraisal valuation report provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 74.11% LTV; DTI is lower than guideline maximum 21.76% DTI ; Reserves are higher than guideline minimum 358 months reserves ;
300014319	$1,080,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Incomplete 1003	The 1003 is missing the co-borrowers business phone number.
05/06/2015: This is not material, and information is also obtainable from paystubs or public information. DTI of 20, post-loan liquidity of $1.9MM (significantly more than the loan amount) and respective mid scores of 788 and 783. Please either clear or refer to client for confirmation.
																	05/06/2015: Audit concurs with the lender rebuttal, this is not material. Condition cleared.
Years in Field Borrower has 15 years and co-borrower has 11 years in the same field; DTI is lower than guideline maximum 22.04% DTI; Reserves are higher than guideline minimum 28.50 months of reserves ;

300014319	$1,080,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing K-1	Provide K1's from the 2010 and 2009 tax returns. Additional conditions may apply based upon the percentage of ownership the borrower has in the businesses.
05/11/2015: This loan closed Pre-QM. Per the loan team, the 2009 – 2010 K-1s were not provided since these entities were found in the borrower’s brokerage statement (See attached Employee Special Investments). The K-1 income was not used in the qualifying income at origination (See attached LAW). Lender fully reviewed borrower’s credit, financial picture and the loan profile and were comfortable that borrower demonstrates the ability and willingness to handle debts as agreed. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. As noted in loan approval, loan committee approved the loan on the merits of the borrower. Lender requests client review the additional documentation provided and render a decision based on the following compensating factors: 72% LTV, 2yr & 11 yr. employments, borrowers have excellent credit profiles with 788/783 credit scores, Low DTI’s of 16/20% and PLL of $1.8MM. The borrower also has maintained assets with lender; Checking $61,401 & $13,459, Savings $105,709, and Money Market Account of $159,621 (See attached assets).

05/12/2015: Audit reviewed the loan file and has determined that K-1's are not needed as the loan is pre-qm and the schedule E is showing a very minor loss of -#311.  Condition cleared. 05/11/2015: Received Lender response. K-1s were not obtained.  Resolution is pending client decision.

Years in Field Borrower has 15 years and co-borrower has 11 years in the same field; DTI is lower than guideline maximum 22.04% DTI; Reserves are higher than guideline minimum 28.50 months of reserves ;

300014319	$1,080,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Provide the address and proof of taxes and insurance for the mortgage reporting on the credit report or provide a credit supplement verifying the account does not belong to the borrower.
05/11/2015: This loan closed Pre-QM. The attached loan approval addressed the other mortgage as not being our borrowers and was actually the borrower’s father’s property. A supplement was not obtained and the loan team accepted the letter of explanation as satisfactory since there was no indication on the borrower’s tax returns that he owned another property (Schedule E). Also, attached is a borrower’s credit report that the lender pulled 05/20/14 (we are working on a potential transaction for them), the loan does not appear on the attached credit report, even as a paid off transaction. This is sufficient evidence that the mortgage did not belong to our borrower. Compensating factors: 72% LTV, borrowers had excellent credit profiles with 788/783 credit scores, stable employment of 2 yrs. & 11 yrs., DTI of 16%/20% and PLL of $1.8MM. Furthermore, even if you included the father’s mortgage payment of $1,889 with estimated insurance based on industry standards – orig. balance of $288,000 X .0032 = $921.60 div 12 =$76.80 and estimated taxes of $300/mos. Total PITI of $2,265.80 Added to liabilities of $6,914 = $9,180 div by mos. income of $33,896; DTI would be 27% which would be worst case scenario. Again, the mortgage does not belong to our borrower.

05/12/2015: Updated credit report provided which does not show the mortgage validating the borrower's LOE statement that it didn't belong to him.  Lender did not obtain evidence during origination. Pre-QM. Loan will be rated a B. 05/11/2015: Received Lender rebuttal, which states loan approval confirms loan belongs to Borrower's father.  There was no tax search received to confirm address or show Borrower has no ownership. Resolution is pending client decision.
																		Waiver	Originator
Years in Field Borrower has 15 years and co-borrower has 11 years in the same field; DTI is lower than guideline maximum 22.04% DTI; Reserves are higher than guideline minimum 28.50 months of reserves ;

300014319	$1,080,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Loan originator organization name and/or NMLS reference number missing on the application.	Loan origination company NMLS identifier number is missing from the 1003.
05/12/2015: 1003 provided with both originator and LO NMLS numbers. Condition cleared. 05/11/2015: Provide NMLS search confirming loan officer was employed by Lender at time of subject closing.  Received Final 1003, which shows loan officer number; however, Lender number is missing.

Years in Field Borrower has 15 years and co-borrower has 11 years in the same field; DTI is lower than guideline maximum 22.04% DTI; Reserves are higher than guideline minimum 28.50 months of reserves ;

300014319	$1,080,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/11/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
Years in Field Borrower has 15 years and co-borrower has 11 years in the same field; DTI is lower than guideline maximum 22.04% DTI; Reserves are higher than guideline minimum 28.50 months of reserves ;

300014319	$1,080,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field Borrower has 15 years and co-borrower has 11 years in the same field; DTI is lower than guideline maximum 22.04% DTI; Reserves are higher than guideline minimum 28.50 months of reserves ;

300014317	$1,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	The Second Lien Note was not provided.	05/08/2015: heloc note attached	05/08/2015: Audit review of Second Lien Note documentation submitted is deemed acceptable. Condition cleared.
300014317	$1,200,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B
300014317	$1,200,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Final HUD-1 not provided	The Final HUD-1 in the loan file is not signed by the Borrower or certified by the title agent.	05/08/2015: Disagree, please see attached for certified Final HUD.	05/08/2015: Audit review of Final HUD-1 documentation submitted is deemed acceptable. Condition cleared.
300014317	$1,200,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Property appraisal report provided reflecting a value of $3,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300014316	$605,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	File is missing a copy of the note for the $250,000.00 HELOC taken concurrently with the first. Additional conditions may apply.		5/7/15 Copy of note for the second mortgage provided. Condition cleared.			DTI is lower than guideline maximum 14.49% compared to 38%. ; FICO is higher than guideline minimum 952 months compared to 6. ; Years in Field 55 Years. ;
300014316	$605,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			DTI is lower than guideline maximum 14.49% compared to 38%. ; FICO is higher than guideline minimum 952 months compared to 6. ; Years in Field 55 Years. ;
300014316	$605,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the file.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $1,625,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 14.49% compared to 38%. ; FICO is higher than guideline minimum 952 months compared to 6. ; Years in Field 55 Years. ;
300014309	$1,000,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Terms/Guidelines	Missing asset documentation	The loan file is missing 2 retirement accounts that are listed on the loan approval, one account for $101,000.00 and the other for $135,000.00.
5/7/15 These accounts were not counted towards Post Loan Liquidity (PLL), and therefore their omission does not change the loan profile in any way. In looking at all of borrowers' assets including retirement, the omission of these accounts would reduce assets from $2.9MM to $2.6 MM. PLL is $655K and total reserves including retirement accounts(w/o accounts) is over 440 months. LTV is also 39%, DTI is 30 and borrowers have respective 774 and 771 credit scores.

5/7/15 Audit reviewed the lender rebuttal and has determine that the assets are sufficient to qualify for the loan. Finding is non-material to loan decision, therefore no further documentation required. Condition cleared.
																		Waiver	Originator
300014309	$1,000,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Legal Documents	Missing Note	The file is missing the note for the second lien.
5/6/15 2nd lien HELOC was opened in 2003 and was closed out in Jan., 2014. Loan docs from 2003 pre-date our electronic file system and we cannot provide a copy of this note in a timely manner. However, attached are the following which should satisfy this condition: 1) Screen which shows the terms of that old 2nd as well as that it is closed. 2) Pay history from origination for this 2nd which shows that the line was never drawn.

5/6/15 Audit has reviewed the loan and determined that the HELOC had a zero balance at the time of closing with a rate of 3.75%.  Lender did qualify the borrowers with the correct payment and calculated the correct CLTV.  Lender states copy of this Note for the HELOC is not readily available but did provide a screen printout verifying that this HELOC was closed out in 2014.  Condition acknowledged and due to the fact that the Note was not provided at origination the loan will be graded a B.
																		Waiver	Originator
300014309	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
300014309	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $2,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110432318	$1,454,000	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note.  It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.			General Comp Factor 1 768 FICO ; Years Self Employed Borrower self-employed 6 years; Full Documentation Full Documentation loan;
110432318	$1,454,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $1,950,000 which is a -1.52% variance. Variance within acceptable tolerance. Condition Cleared.			General Comp Factor 1 768 FICO ; Years Self Employed Borrower self-employed 6 years; Full Documentation Full Documentation loan;
300014297	$1,296,724	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Insufficient Credit Score	Borrowers Fico 683 < 720 required minimum.
5/13/2015: Middle of lowest FICO score of both borrowers is 683. Middle score of primary wage earner is 800. Refreshed co-borrower FICO at 796. Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 16.90%, 64.84% LTV, 144.70 months reserves. FICO score of 683 is non-material to overall ability to repay subject loan. Loan will be graded a B. Condition acknowledged.
																		Exception	Aggregator	DTI is lower than guideline maximum 16.90% DTI; LTV is lower than guideline maximum 64.84% LTV; Reserves are higher than guideline minimum 144.70 months reserves;
300014297	$1,296,724	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to Verify Employment
Self-employment requires an independent verification from a third party using one of the following:  CPA Letter, Professional Organization, Regulatory Agency or Business License. Verification of self-employment for co-borrower not provided.

Lender does not have a hard requirement for such a verification. She has not formed a business entity, but is paid as an individual with income reported on Sch. C. Based on the documented 3 year history of consistent (and rising) income, lender was comfortable without a 3rd party "VOE." Given the DTI of 17% on this loan, the $22K/yr income co-borrower was underwritten for could be omitted from income and not affect DTI in any significant way. Please clear or refer to client for decisioning.
																	5/15/15 VVOE not required. Loan is pre QM. Conditioned cleared.			DTI is lower than guideline maximum 16.90% DTI; LTV is lower than guideline maximum 64.84% LTV; Reserves are higher than guideline minimum 144.70 months reserves;
300014297	$1,296,724	NY	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B			DTI is lower than guideline maximum 16.90% DTI; LTV is lower than guideline maximum 64.84% LTV; Reserves are higher than guideline minimum 144.70 months reserves;
300014297	$1,296,724	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Origination Company Name and/or Identifier Number on application does not match NMLS result	The Lender NMLS Identifier Number is not listed on the final 1003.	05/11/2015: See attached, our loan origination system print out of the loan officer's NMLS ID record, which matches the 1003 and the nmls consumer access website. (See attached record)
05/13/2015:  Received Initial and Final 1003 with correct NMLS numbers. Cleared.   05/11/2015: Audit reviewed the lender rebuttal, as well as documentation submitted, and has determined that per the Safe Act, application dates on or after July 30, 2011 must have proper disclosure of licensing/registration information reflected on the final application. Final 1003 is missing the Origination Company Identifier Number.  Condition remains.
																				DTI is lower than guideline maximum 16.90% DTI; LTV is lower than guideline maximum 64.84% LTV; Reserves are higher than guideline minimum 144.70 months reserves;
300014297	$1,296,724	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $1,925,000 which is a -3.75% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 16.90% DTI; LTV is lower than guideline maximum 64.84% LTV; Reserves are higher than guideline minimum 144.70 months reserves;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	DTI	DTI Exceeds Guidelines	46.10% > 39.00% max DTI. Fully indexed rate used for loan qualification method.
5/8/15 We do not understand the condition. Loan is fixed for 7 years, and the start rate was used as the qualifying rate as it was for every 7/1 of this vintage which lender originated, likely including the majority of this trade.

5/11/2015 Audit has reviewed and concurs that loan is to be qualified at the started rate.  DTI is now 34.91% and is no longer outside of guidelines.  Condition rescinded.  5/8/15 Email sent please advise
																				LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Insufficient Credit Score	714< 720 minimum FICO required.	5/8/16 Neither lender nor client require a 720 credit score nor was that a stipulation for this deal. Please rescind condition	5/8/15 Audit reviewed the lender rebuttal and has determine that the FICO score is sufficient to qualify for the loan. Condition rescinded.			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate
First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note.  Date disclosed on TIL is one month prior to that disclosed on Note. It appears that based on the creditor generation of the Final TIL disclosure, the first adjustment column and maximum ever column have data transposed based on the regulatory requirement.  The regulation indicates in 18(s)(2)(i)(B)(3) that the maximum ever column should disclose the maximum rate that could apply at any time during the term of the loan and the earliest date on which the maximum rate could apply.  Further, 18(s)(2)(i)(C) indicates that the first adjustment column should reflect the interest rate in effect at the time the first payment increase is scheduled to occur and the date on which the increase will occur.  The creditor is required to disclose the interest rate that corresponds to the first payment that includes principal as well as interest.
																	05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The initial TIL was provided on 12/23/2011 and the original application date is 12/16/2011.
5/8/15 Disagree, please see attached for the initial disclosures package, which includes the initial TIL on page 1. The initial disclosures package is dated 12/19/11, which is within 3 business days from the app date, not including weekends and holidays.
																	5/8/15 Initial TIL provided dated 12/19/2011 which is dated within 3 days of initial application date. Condition cleared.			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement was provided on 12/23/2011 and the original application date is 12/16/2011.
5/8/15 Disagree, please see attached for the initial disclosures package, which includes the Servicing Disclosure on page 11. The initial disclosures package is dated 12/19/11, which is within 3 business days from the app date, not including weekends and holidays.
																	5/8/15 Initial Servicing Disclosure provided dated 12/19/2011 which is dated within 3 days of initial application date. Condition cleared.			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	ARM Loan Program Disclosure not provided within 3 days of application.	The ARM Loan Program Disclosure is dated 12/25/2011 and the original application date is 12/16/2011.
5/8/15 Disagree, please see attached for ARM Loan Program Disclosure on pages 12-13 of the initial disclosures package, dated 12/19/11, which was sent within 3 business days from app date, not including weekends and holidays.
																	5/8/15 Initial ARM Loan Program Disclosure provided dated 12/19/2011 which is dated within 3 days of initial application date. Condition cleared.			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	The initial GFE in the file is dated 12/23/2011 and the original application date is 12/16/2011.
5/8/15 Disagree, please see attached for the initial disclosures package, which includes the GFE on pages 4-6. The initial disclosures package is dated 12/19/11, which is within 3 business days from the app date, not including weekends and holidays.
																	5/8/15 Initial Good Faith Estimate provided dated 12/19/2011 which is dated within 3 days of initial application date. Condition cleared.			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
300014292	$836,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $1,195,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 70.00% LTV; Reserves are higher than guideline minimum 99.50 months of reserves; Years in Field 10 years in field;
110432324	$467,500	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing paystub covering most recent 30 days of income. (2 paystubs provided in file covering pay period 12/31/14-01/15/14)	05/13/2015: This is not a QM loan. Paystubs in file within 90 days of closing per lender guidelines.	05/13/2015: Agreed. Paystub dated 01/15/2012 meets requirements. Condition cleared.
110432324	$467,500	CT	Underwriting Complete	N/A	N/A	Compliance	Acknowledged	B	B	RB	B	B	TILA	TIL Interest Rate and Payment Summary is inaccurate	First Rate Reset Date on final TIL does not match the First Rate Reset Date on Note. Date disclosed on TIL is one month prior to that disclosed on Note.		05/01/2015: Seasoned assets are outside of the TIL statute of limitations and not material. Loan will be rated a B.
110432324	$467,500	CT	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report is missing from the file.	05/05/2015: CDA	05/05/2015: Property valuation report provided reflecting a value of $890,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000263	$600,000	NY	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Incomplete Income Documentation	2011/2012 1040s are unsigned.		1/7/2015: Loan closed prior to QM, signed tax returns are not required. Condition deemed not valid.			Full Documentation Full Documentaion ; Years on Job 5 years on job; Reserves are higher than guideline minimum 276.20 months reserves exceeds 6 month requirement ;
300000263	$600,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $250.06. Missing TIL itemization to determine under disclosure.
01/16/2014: The TIL itemization confirms the Lender fees were under disclosed by $250.06.  Lender submitted documentation dated 01/15/2015, which provides cure.  The refund to cure the RESPA violation was completed outside of 30 days from the closing date. Condition cleared.
																				Full Documentation Full Documentaion ; Years on Job 5 years on job; Reserves are higher than guideline minimum 276.20 months reserves exceeds 6 month requirement ;
300000263	$600,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.
01/09/14: CDA provided reflecting a value of $1,000,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
 01/06/2015: Item received is not a CDA, which does not clear this item. Condition remains.
																				Full Documentation Full Documentaion ; Years on Job 5 years on job; Reserves are higher than guideline minimum 276.20 months reserves exceeds 6 month requirement ;
300000262	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing final application (1003)	Provide final loan application for Co-Borrower 2/Guarantor, which was not provided in file.	See attached 1003's from Guarantor.	01/13/2015: Audit review of final loan application for Guarantor documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 157 months PITIA reserves > 6 months ; No Rental Lates 0 late mortgage payments in the last 48 reviewed; FICO is higher than guideline minimum 772 FICO > 720 FICO ;

300000262	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned
Provide HUD-1 settlement statement to confirm sale of the two properties notated on the loan application and loan approval worksheet as pending sales.  If debt is included, DTI is 48.10%, which is greater than maximum DTI of 38.00%.  Upon receipt and review additional conditions may apply.

This is a pre-QM loan. Lender standard underwriting procedure has allowances to not include the PITI on a departure residence if 6 mos. PITI is taken from PLL, which was reflected accordingly in the loan approval that was provided and is reattached hereto. The PLL amount of $265,885 remains after deducting 6 mos. PITI in the amount of $37,800. Attached is a property profile for the one property that sold. Also, attached is a property profile for the other property that sold for $861,500. Loan meets Lender policies/procedures.
																	01/13/2015: Audit reviewed the lender rebuttal and has determine that the property profiles submitted are deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 157 months PITIA reserves > 6 months ; No Rental Lates 0 late mortgage payments in the last 48 reviewed; FICO is higher than guideline minimum 772 FICO > 720 FICO ;

300000262	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Provide 2011 & 2012 1040 tax return for Co-Borrower 2 who is a Guarantor on the loan. The income tax returns were not provided in file.	Attached are the 2011 - 2012 personal tax returns. Borrower is a salaried wage earner with W-2 income.	01/13/2015: Audit review of 2011 - 2012 personal tax returns documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 157 months PITIA reserves > 6 months ; No Rental Lates 0 late mortgage payments in the last 48 reviewed; FICO is higher than guideline minimum 772 FICO > 720 FICO ;

300000262	$562,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/13/2015: A CDA report reflecting a value of $750,000 which is a 0% variance was provided. Condition Cleared.
Reserves are higher than guideline minimum 157 months PITIA reserves > 6 months ; No Rental Lates 0 late mortgage payments in the last 48 reviewed; FICO is higher than guideline minimum 772 FICO > 720 FICO ;

300000261	$472,500	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $680,000, 0.70% variance, is within tolerance. Condition cleared.
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Terms/Guidelines	Borrower credit report dated greater than 120 days from Note date	Note date is 12/08/2011, credit report date is 08/03/2011
Lender agrees that the report in our file is stale. Please see attached updated credit report for coborrower dated 1/12/15. As you can see, coborrower’s current mid score is 810, which is virtually unchanged from the 819 score showing on the old report. As borrower’s score was excellent prior to closing and remains excellent today, it is clear that credit score on the closing date was also excellent. Investor to make a decision.

01/13/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows: DTI 31.63%,  FICO 810 and 343 months reserves.  Current credit report provided with score of 810 vs 819 at closing. The stale credit report of 127 days is non-material to the overall ability to repay the subject loan. Condition acknowledged.
																		Waiver	Originator	FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing evidence of flood insurance
Flood Certificate in file is missing Map# and determination date (used certificate date to bypass). Appraisal has different Flood Zone "C" info than certificate in file "X". Please update flood certificate with correct information.

Updated flood certificate attached. Determination on flood certificate supersedes appraisal report for all Lender loans, besides flood zone "C" appeared to be an error, since appraiser also mark "no" on the question if in FEMA special flood Hazard Area.
																	01/13/2015: Audit review of updated flood certificate documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	The file did not contain evidence of the Homeowners Insurance on REO property #2.
We had deducted $300/mo for T&I. Property is free and clear owned, even if insurance is calculated at 0.32% of property value it will be $40/mo [(150,000* 0.32%)/12]. Tax payment is $1736.15 ($144.68/mo). T & I would have been no more than $184.68/mo, which is less than we had obligated. Please note that property was sold, and our obligation conservatively covered T&I amount that evidence was not obtained.
																	01/12/2015: Audit review of property profile documentation reflects property as being sold. Lender methodology is acceptable, condition cleared.			FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Good Faith Estimate not provided within 3 business days of application date.	Lender application date is 08/17/2011. GFE in file is dated 11/17/2011	"Loan came in as a preapproval, borrower went into contract and the executed purchase contract was submitted to us on 11/13/11 We disclosed within 3 days of this. See attached Purchase Contract. "
01/22/15: Audit reanalyzed the loan file and found a document which states when the property address was obtained verifying the true application date as 11/13/2011. Condition cleared. 01/15/2015: Audit reviewed the lender rebuttal and has determine that the Loan Approval, Start Up and HMDA disclosures provided in the loan file reflect the application date as 08/17/2011; and per Regulation Z the initial disclosures need to be sent within 3 business days of the application.  Condition remains.
																				FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	Lender application date is 08/17/2011. TIL in file is dated 11/17/2011	"Loan came in as a preapproval, borrower went into contract and the executed purchase contract was submitted to us on 11/13/11 We disclosed within 3 days of this. See attached Purchase Contract. "
01/22/15: Audit reanalyzed the loan file and found a document which states when the property address was obtained verifying the true application date as 11/13/2011. Condition cleared.
 01/15/2015: Audit reviewed the lender rebuttal and has determine that the Loan Approval, Start Up and HMDA disclosures provided in the loan file reflect the application date as 08/17/2011; and per Regulation Z the initial disclosures need to be sent within 3 business days of the application.  Condition remains.
																				FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE”	GFE dated 11/17/2011 reflects total fees of $8,900.82. whereas GFE dated 12/5/2011 reflects total fees of $9,682.07. A change of circumstance was not provided to support the increase in fees.
01/22/15: Audit reanalyzed the loan file and found a document which states when the property address was obtained verifying the true application date as 11/13/2011. Condition cleared.
 1/15/2015: Evidence provided to indicate a change of circumstance was provided on 12/5/2011. Condition cleared.
																				FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000258	$562,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 819 credit score; DTI is lower than guideline maximum 26.71% DTI; Reserves are higher than guideline minimum 423.60 months reserves;
300000257	$880,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Excessive DTI
The Loan was approved at a DTI of 36%. Actual DTI is 60.19%. Lender miscalculated Debts. Lender approved the loan with monthly income calculation of $33,701, and total qualifying debt of $12,106 for a DTI of 36%. Audit confirmed the monthly income calculation of $33,701, but audit qualifying debt consisted of the following: Total PTI for subject property is $4,287.61, consumer debt of $432, based on an outdated credit report, PITI for primary residence is $3,017, and negative rent on investment properties is $16,835.27 for a total qualifying debt of $24,571.88, resulting in a DTI of 60.19%. The Lender did not use rental income in qualifying. If used, the DTI would be 11%, based on the Schedule E for the 2012 personal tax returns in file.

This loan was done prior to QM rules and guidelines and underwritten under our normal parameters at that time. The rental income was included and taken off of the 1003 based on the clients description of current rents and liabilities which was conservative. Lender agrees with auditor that the actual DTI calculated of the 2012 Schedule E’s is actually 11%, which is actually lower than the qualifying DTI of 36%. The loan file contained tax returns for 2010 thru 2012 and all schedule E’s supported the rental income. For strong borrowers who have demonstrated overall good use of credit, Lender calculated the rental income based off the 1003 information. Lender fully reviewed borrower’s credit, financial picture and the loan profile and were comfortable that borrower demonstrates the ability and willingness to handle debts as agreed. As noted in Loan Policy, Executive Loan Committee does have the ability to waive any requirement in the Loan Policy, and ELC did examine the income documentation in question before signing the subject Loan Approval form. This is a client well known to the Lender for a number of years and his Loan Team does intimately understand his business. Compensating factors include; 80% LTV rate & term refinance, 18 yr. residence, stable employment of 30 yrs. & 20 yrs. respectively, excellent credit profiles with 773/762 credit scores and excellent liquidity of $5.9 MM. Request Investor render a decision since all agree that DTI is actually 11%.

01/16/2015:  Audit has re-analyzed the loan documents for 2011 Sch E REO rental income and determined that the DTI with rental income is 12.68%, loan is pre-QM therefore leases not required as verification of rent.  2011 Tax Returns utilized as most conservative due to closing 01/2012, condition cleared.
																				Years in Primary Residence 18 years in primary residence; Years in Field 30 years in the business; Reserves are higher than guideline minimum Borrowers have over $1.5mm used for pension;
300000257	$880,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/09/14: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Primary Residence 18 years in primary residence; Years in Field 30 years in the business; Reserves are higher than guideline minimum Borrowers have over $1.5mm used for pension;
300000256	$693,750	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	1/9/15: CDA report was not provided.
1/13/2015: CDA provided reflecting value of $935,000, 0.00% variance, is within tolerance. Condition cleared.
1/9/15: Pending receipt of CDA from Investor.
 01/06/2015: Nothing received to clear this item, condition remains

300000252	$1,330,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns	Missing 2009 and 2010 signed tax returns. Please provide signed 2009 and 2010 signed tax returns.		1/7/2015: Loan closed prior to requirement for signed tax returns, signed tax returns not required. Condition deemed not valid.			Years in Field 10 Years in field; DTI is lower than guideline maximum 30.12% DTI < 38.00% max ; Reserves are higher than guideline minimum 91 months reserves > 6 month minimum;
300000252	$1,330,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
1/13/2015: CDA provided reflecting value of $1,900,000, 0.00% variance, is within tolerance. Condition cleared.
01/09/2015: A CDA report reflecting a value of $1,900,000 has incorrect address.  Condition remains.
 01/06/2015: Nothing received to clear this item. Condition remains.
																				Years in Field 10 Years in field; DTI is lower than guideline maximum 30.12% DTI < 38.00% max ; Reserves are higher than guideline minimum 91 months reserves > 6 month minimum;
300000250	$1,240,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes
Provide tax search or statement of taxes for the following both REO properties (including subject property. The taxes listed for subject property appears to be only town taxes and also appears to be based on prior ownership.  Estimated taxes based on purchase date of 09/2011 are needed, as well as confirmation of no additional taxes needed for county.
																See attached property profiles for the two properties mentioned. Also, attached is a copy of the Deed for subject property.	01/13/2015: Audit reviewed the lender rebuttal and has determine that the property profiles for the two properties are deemed acceptable, updated DTI is 32.72%. Condition cleared.
Reserves are higher than guideline minimum 854 months PITIA reserves vs 12 months required reserves.; No Mortgage Lates 0 x 30 over 74 months for primary residence; DTI is lower than guideline maximum 32.52% DTI vs 43.00% maximum DTI ;

300000250	$1,240,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Provide HUD-1 settlement statement from purchase of subject property.	Attached is the closing statement and purchase agreement for subject property.	01/13/2015: Audit review of closing statement and purchase agreement documentation submitted is deemed acceptable, condition cleared.
Reserves are higher than guideline minimum 854 months PITIA reserves vs 12 months required reserves.; No Mortgage Lates 0 x 30 over 74 months for primary residence; DTI is lower than guideline maximum 32.52% DTI vs 43.00% maximum DTI ;

300000250	$1,240,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/09/14: CDA provided reflecting a value of $1,550,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Reserves are higher than guideline minimum 854 months PITIA reserves vs 12 months required reserves.; No Mortgage Lates 0 x 30 over 74 months for primary residence; DTI is lower than guideline maximum 32.52% DTI vs 43.00% maximum DTI ;

300000248	$1,820,000	NY	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Provide two years IRS tax transcripts. Two years tax returns provided in file were not signed.		1/7/2015: Loan closed prior to requirement for signed tax returns, signed tax returns not required. Condition deemed not valid.
300000248	$1,820,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report Was Not Provided.		01/06/2015: CDA provided reflecting value of $2,600,000. 0.00% variance, is within tolerance. Condition cleared.
300000246	$1,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	File is missing 2010 and 2009 w2's for both Borrowers. File is also missing a 2nd consecutive semi monthly pay stub for the Borrower and a 2nd consecutive bi weekly pay stub for the Co Borrower.		1/7/2015: Loan closed prior to requirement for W2s and paystubs, tax returns in file. Condition not valid.
Reserves are higher than guideline minimum 81.60 months reserves > 6 months reserves; Years in Primary Residence 6 years in Primary Residence; Years on Job Borrower = 15 years in field.  Co Borrowre = 20 years in field;

300000246	$1,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	The 2nd lien note is missing from the loan file.
1/13/15: Final title policy discloses simultaneous second lien in the amount of $150,000 at the time of origination. Second lien note provided is post origination (2013). Condition remains cleared based on final title policy provided. 01/06/2015: Received 2nd lien note, DTI remains within DTI requirements. Condition cleared.

Reserves are higher than guideline minimum 81.60 months reserves > 6 months reserves; Years in Primary Residence 6 years in Primary Residence; Years on Job Borrower = 15 years in field.  Co Borrowre = 20 years in field;

300000246	$1,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	The personal tax returns provided are not signed by the Borrowers.		01/07/2015: Audit has re-analyzed the loan documents and determined that signed Tax Return documents are not required for loans pre QM. Condition rescinded.
Reserves are higher than guideline minimum 81.60 months reserves > 6 months reserves; Years in Primary Residence 6 years in Primary Residence; Years on Job Borrower = 15 years in field.  Co Borrowre = 20 years in field;

300000246	$1,200,000	CA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure is missing from the loan file		1/6/2015: Affiliated Business Dislosure not required. Condition not valid.
Reserves are higher than guideline minimum 81.60 months reserves > 6 months reserves; Years in Primary Residence 6 years in Primary Residence; Years on Job Borrower = 15 years in field.  Co Borrowre = 20 years in field;

300000246	$1,200,000	CA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $155.12. Missing TIL itemization to determine under disclosure.
01/07/2015: Audit has re-analyzed the loan documents and determined that an itemization of fees provided in file reflects settlement fee of $400 and Notary fee $125, which cured the under disclosed amount. Condition rescinded.

Reserves are higher than guideline minimum 81.60 months reserves > 6 months reserves; Years in Primary Residence 6 years in Primary Residence; Years on Job Borrower = 15 years in field.  Co Borrowre = 20 years in field;

300000246	$1,200,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $2,000,000. 0.00% variance, is within tolerance. Condition cleared.
Reserves are higher than guideline minimum 81.60 months reserves > 6 months reserves; Years in Primary Residence 6 years in Primary Residence; Years on Job Borrower = 15 years in field.  Co Borrowre = 20 years in field;

300000245	$961,781	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns	The personal tax returns provided are not signed by the Borrowers.		1/7/2015: Loan closed pre-QM, signed tax returns not required. Condition cleared.
Years on Job B1 14 years and B2 11 years on job; Reserves are higher than guideline minimum 155.5 months verified higher than 6 month minimum; DTI is lower than guideline maximum 7.78% lower than 38% maximum;

300000245	$961,781	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $1,700,000. 0.00% variance, is within tolerance. Condition cleared.
Years on Job B1 14 years and B2 11 years on job; Reserves are higher than guideline minimum 155.5 months verified higher than 6 month minimum; DTI is lower than guideline maximum 7.78% lower than 38% maximum;

300000244	$872,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
Audited DTI of 40.70% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 40% DTI.  Audited DTI exceeds this by .70%.  The difference was caused by higher figures used for property taxes and insurances based off the documentation in the loan file.
																	Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 21 years in field, 772 FICO, 277.10 months reserves and 56.26% LTV.	Exception	Aggregator
LTV is lower than guideline maximum 56.26% LTV; FICO is higher than guideline minimum 772 FICO; Reserves are higher than guideline minimum 272.70 months verified reserves; Years in Field 21 years in the field;

300000244	$872,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	TILA	Incorrect rescission model – New creditor refinance requires form H-8	Rescission was disclosed on right to cancel form H-9. New creditor refinance requires right to cancel form H-8.	See attached package that was sent to the borrower to cure this exception on 07/27/2012 providing the borrower with the correct ROR form.
01/13/2015: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-8 was provided . Loan will be rated a Fitch B. The rescission period expired on 08/02/2012, condition cleared.

LTV is lower than guideline maximum 56.26% LTV; FICO is higher than guideline minimum 772 FICO; Reserves are higher than guideline minimum 272.70 months verified reserves; Years in Field 21 years in the field;

300000244	$872,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in the file.	CDA
01/09/2015: A CDA report reflecting a value of $1,550,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is not a CDA, which does not clear this item. Condition remains.

LTV is lower than guideline maximum 56.26% LTV; FICO is higher than guideline minimum 772 FICO; Reserves are higher than guideline minimum 272.70 months verified reserves; Years in Field 21 years in the field;

300000242	$751,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Improper Calculation of Income
The Lender did not include any of the borrower's ventures with Schedule K1 ownership, several of these companies had severe losses and would have an overall impact on the borrower's monthly income.  The income, as calculated is truly an income but may not be accurate to assess the risk without the losses being factored in to the overall numbers.  2009 tax return shows over $2mm loss, 2010 shows an income of $354,248 and 2011 shows an income of $28,812 from the Tax Returns provided.

01/27/2015: This is a Pre-QM loan and the loan was underwritten and approved per Lender underwriting policies/procedures at the time the loan was originated. All of the income used for qualification was fully documented in the file. Based on the clients long standing relationship with Lender we were comfortable with the income calculation and the documentation provided and did not fully analyze all of the K-1’s. It should be noted the borrower had in excess of $5.2 million in post loan liquidity, $13.4 million post loan net worth with credit scores of 759 and 796. The LTV of 62.58%. We fully reviewed the borrower’s credit, financial picture and the loan profile and were comfortable the borrower demonstrates the ability and willingness to handle debts as agreed. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. As noted in Loan Policy, Executive Loan Committee does have the ability to waive any requirement in the Loan Policy, and ELC did examine the qualifying income in question before signing the subject Loan Approval form. Note: Lender has also attached a copy of an income and K-1 analysis completed on a subsequent loan for the same borrower that reflects positive K-1 income and total qualifying income in excess of what was used for the subject transaction. Lender requests Investor render a decision.
																	01/27/2015: Re-review of income determined Borrower's capital gains were not reviewed. Average of 2010-2011 capital gains totals $5,075,349.00, which wiped out losses. Condition deemed invalid.
300000242	$751,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/09/14: CDA provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000241	$520,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000240	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	The file is missing a copy of the 2nd lien Note for $500,000with Lender.	attached.	01/13/2015: Audit review of 2nd lien Note for $500,000 documentation submitted is deemed acceptable, condition cleared.
DTI is lower than guideline maximum 27.19% DTI; Years Self Employed borrower has been in private practice for 13 years.; CLTV is lower than guideline maximum 55.17% CLTV; FICO is higher than guideline minimum 734 FICO;

300000240	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	CDA	01/13/2015: A CDA report reflecting a value of $2,900,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum 27.19% DTI; Years Self Employed borrower has been in private practice for 13 years.; CLTV is lower than guideline maximum 55.17% CLTV; FICO is higher than guideline minimum 734 FICO;

300000238	$507,500	CO	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/20/2015: Field Review provided in lieu of CDA reflecting a value of $680,000 which is a 0% variance. Condition Cleared.			Years on Job 31 and 36 years on job; No Mortgage Lates no mortgage lated on credit report.; Years in Field 31 and 36 years in field;
300000237	$1,000,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
The loan approval in the file indicates the lender used the appraiser's projected rental income to calculate the total net rental income/loss on the borrower's investment property. Please provide the appraisal for this property to verify projected rental income used by lender.
																appraisal report attached	01/12/2015: Audit review of appraisal report documentation reflecting rent to be $4,000 is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 776 qualifying FICO; LTV is lower than guideline maximum 43.48% LTV; Years on Job 13 years on job;
300000237	$1,000,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1	The final HUD-1 in the file is not signed by the borrower and is not certified by the title company.		1/13/15: Final HUD1 received certified by the closing agent. A few minor changes were made to fees. Compliance tests pass. Condition cleared.			FICO is higher than guideline minimum 776 qualifying FICO; LTV is lower than guideline maximum 43.48% LTV; Years on Job 13 years on job;
300000237	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/09/14: CDA provided reflecting a value of $2,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 776 qualifying FICO; LTV is lower than guideline maximum 43.48% LTV; Years on Job 13 years on job;
300000234	$455,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	Assets in the loan file are dated 3/2011 the loan closed in 3/2012. Please provide updated asset documentation dated within 90 days of the Note date.		01/13/2015: Audit reviewed the Lender print screens showing several asset accounts held by the borrower dated 2/1/2012. Verified 316 months reserves. Condition cleared.			Years Self Employed 30 yrs > 2 yrs ; Years in Primary Residence 31 yrs > 2 yrs; DTI is lower than guideline maximum 23.16% < 38.00%;
300000234	$455,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	CDA	01/12/2015: A CDA report reflecting a value of $700,000 which is a 0% variance was provided. Condition Cleared.			Years Self Employed 30 yrs > 2 yrs ; Years in Primary Residence 31 yrs > 2 yrs; DTI is lower than guideline maximum 23.16% < 38.00%;
300000231	$562,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file did not contain evidence of the Property Taxes & Homeowners Insurance on 2 properties.
Property 1: property tax verified by profile attached, $2,626/mo, insurance is calculated by 0.32% of 1st lien UPB as $188.59/mo, T&I confirmed as $2,814.59/mo. Nominal impact on DTI. Attached Property 2: Tax $377.92 and Insurance $50.17, T&I 428.07
																	01/14/2015: Audit review of all documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates No Mortgage Lates; Years on Job The borrower has been self-employed for more than 10 years; DTI is lower than guideline maximum 19.81% DTI;
300000231	$562,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	Missing Notice of Right to Receive a Copy of the Appraisal	Missing Notice of Right to Receive a copy of the Appraisal		01/12/2015: Audit review of all documentation submitted is deemed acceptable, condition cleared.			No Mortgage Lates No Mortgage Lates; Years on Job The borrower has been self-employed for more than 10 years; DTI is lower than guideline maximum 19.81% DTI;
300000231	$562,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates No Mortgage Lates; Years on Job The borrower has been self-employed for more than 10 years; DTI is lower than guideline maximum 19.81% DTI;
300000230	$1,250,000	NJ	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Hazard Insurance Declaration	The loan contains evidence of a HO6 policy however the evidence of insurance provided does not reflect the premium amount.		01/13/2015: Received condo policy, premium of $1996 supported. Condition cleared.			Years on Job 6 years with employer with increasing income trend; Reserves are higher than guideline minimum 410 mos reserves . 6 months reserves; DTI is lower than guideline maximum 2% DTI < 38% DTI;
300000230	$1,250,000	NJ	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	B	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $189.04. Missing TIL itemization to determine under disclosure.
01/16/2015: The TIL itemization confirms the Lender fees were under disclosed by $189.04.  Lender submitted documentation dated 01/15/2015, which provides cure.  The refund to cure was completed within 30 days of discovery. Condition cleared.
																				Years on Job 6 years with employer with increasing income trend; Reserves are higher than guideline minimum 410 mos reserves . 6 months reserves; DTI is lower than guideline maximum 2% DTI < 38% DTI;
300000230	$1,250,000	NJ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $1,960,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years on Job 6 years with employer with increasing income trend; Reserves are higher than guideline minimum 410 mos reserves . 6 months reserves; DTI is lower than guideline maximum 2% DTI < 38% DTI;
300000227	$755,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Two years tax returns provided in file were not signed.		1/7/2015: Loan closed pre QM, tax returns not required to be signed. Condition deemed not valid.			Years Self Employed 12 years self employed ; FICO is higher than guideline minimum FICO 743; Reserves are higher than guideline minimum 14 months reserves ;
300000227	$755,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $1,030,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is not a CDA and does not clear this item. Condition remains.
																				Years Self Employed 12 years self employed ; FICO is higher than guideline minimum FICO 743; Reserves are higher than guideline minimum 14 months reserves ;
300000226	$1,050,000	NY	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Tax Transcripts	Tax returns provided are not signed, file is missing IRS tax transcripts.		1/7/2015: Loan closed pre QM, tax returns not required to be signed. Condition not valid.			Full Documentation ; Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ;
300000226	$1,050,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $2,100,000. 0.00% variance, is within tolerance. Condition cleared.			Full Documentation ; Reserves are higher than guideline minimum ; FICO is higher than guideline minimum ;
300000224	$516,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/09/14: CDA provided reflecting a value of $1,410,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000223	$507,000	MA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Title Insurance	The Final Title policy is missing the Variance Rate endorsement (ARM).		01/14/2015: Received ARM endorsement of final title policy. Condition cleared.
FICO is higher than guideline minimum 795 FICO; Reserves are higher than guideline minimum 214 Months verified Reserves; CLTV is lower than guideline maximum 73.94% CLTV; Disposable Income is higher than guideline minimum $42,260 in Disposable Income;

300000223	$507,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $990,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 795 FICO; Reserves are higher than guideline minimum 214 Months verified Reserves; CLTV is lower than guideline maximum 73.94% CLTV; Disposable Income is higher than guideline minimum $42,260 in Disposable Income;

300000222	$600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Appraisal discrepancy	Missing Rent Schedules for investment property.
Rent schedule was not obtained at approval, Lender allows using rental income from Schedule E of tax returns. Subject transaction used rental income from average of 2009 and 2010 schedule E actual income: 2 year average income divided by 2 units supports $3,412/mo per unit.
																	01/12/2015: Audit reviewed the lender rebuttal and has determine that the Schedule E's provided and lender methodology are acceptable, condition cleared.			Full Documentation Full documentaion ; Years in Primary Residence 12 years in primary residence. ; Reserves are higher than guideline minimum 270.80 months reserves exceeds 6 month requirement. ;
300000222	$600,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/09/14: CDA provided reflecting a value of $800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Full Documentation Full documentaion ; Years in Primary Residence 12 years in primary residence. ; Reserves are higher than guideline minimum 270.80 months reserves exceeds 6 month requirement. ;
300000221	$692,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	The CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $1,050,000 which is a 2.4% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates Clean mortgage History; Years in Primary Residence 11 years in this residence; Years in Field B1 16 years and B2 14 years;
300000220	$1,300,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $2,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000217	$500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $625,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000216	$3,500,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/13/15: Appraisal Field Review Report dated 1/10/15 supports the appraised value of 4,700,000. Condition Cleared. 01/06/2015: Nothing received to clear this item. Condition remains.
300000215	$837,777	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	CDA	01/15/2015: A CDA report reflecting a value of $1,375,000 which is a 0% variance was provided. Condition Cleared.			FICO is higher than guideline minimum 791 score; CLTV is lower than guideline maximum 65.51% CLTV; Years in Field 11 years in field;
300000212	$625,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain Documentation
The hazard insurance policy's declarations page (p.273) does not include the annual premium.  Though the borrower waived escrows, an accurate monthly premium is required to calculate the qualifying PITIA.  Please provide a copy of the declarations page, including annual premium.
																	1/23/2015: Audit has reviewed hazard insurance dec page provided and determined hazard insurance premium at time of origination is acceptable. Condition cleared.			Reserves are higher than guideline minimum 439 months reserves ; CLTV is lower than guideline maximum 36.76% CLTV ; FICO is higher than guideline minimum FICO score 800;
300000212	$625,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/09/14: CDA provided reflecting a value of $1,700,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 439 months reserves ; CLTV is lower than guideline maximum 36.76% CLTV ; FICO is higher than guideline minimum FICO score 800;
300000210	$448,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain 1st lien note
The Borrower closed the subject loan simultaneously to two other properties in the same building as the subject.  The 1st lien notes to the other properties are not in file.  Please obtain this documentation.
																Please see attached both notes from simultaneous closings.	01/14/2015: Audit review of Note documentation for both units submitted are deemed acceptable, condition cleared.			FICO is higher than guideline minimum 808 credit score; Years in Field 40 years in same line of work; Reserves are higher than guideline minimum 549.4 months reserves > 6 months reserves;
300000210	$448,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 39.10% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 43% DTI.		1/8/2015: Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 808 FICO, 549 months reserves, $1,697.371.39 in verified cash.	Exception	Aggregator	FICO is higher than guideline minimum 808 credit score; Years in Field 40 years in same line of work; Reserves are higher than guideline minimum 549.4 months reserves > 6 months reserves;
300000210	$448,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $640,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 808 credit score; Years in Field 40 years in same line of work; Reserves are higher than guideline minimum 549.4 months reserves > 6 months reserves;
300000209	$1,365,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation	The loan file has quarterly statements dated 3/30/2012. Updated statement should be provided for June which should have been received in July. The Note is dated 8/2/2012		01/19/2015: Received statements, which were dated post closing. Audit removed these assets, and verified 12 months remaining reserves for subject and rental properties. Condition cleared.			Years in Primary Residence 17 yrs > 2 yrs; No Mortgage Lates 0 X 30; Years Self Employed 25 yrs > 2 yrs;
300000209	$1,365,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing credit report	Missing a copy of the Initial credit report dated 5/23/2012.		1/13/15: Final credit report received. Condition cleared.			Years in Primary Residence 17 yrs > 2 yrs; No Mortgage Lates 0 X 30; Years Self Employed 25 yrs > 2 yrs;
300000209	$1,365,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Borrower is refinancing loans on 2nd home, commercial building and subject property. Terms and payments of additional REO needs to be provided in order to accurately calculate the DTI.
01/27/2015: Lender ended up not refinancing the second home. Attached is a credit report pulled in 2013 showing the payments and payment history of the loans on his primary and second home. Lender is also including terms and payment history on loans currently held by Lender which include the subject property, his primary residence and commercial property, which are all being paid as agreed.

01/27/2015: Audit reviewed the lender rebuttal and has determine that the 2013 credit report and Lender printouts which include the payment history as well as the terms for each property are sufficient evidence to now calculate DTI.   Current DTI now at 42.61%.  Condition cleared.
																				Years in Primary Residence 17 yrs > 2 yrs; No Mortgage Lates 0 X 30; Years Self Employed 25 yrs > 2 yrs;
300000209	$1,365,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	Ineligible Transaction
Loan Approval reflects loan file approved using income from 2009-2011.  However,  Borrower has 2012 tax returns in loan file.   Borrower / Co-Borrower each own 50% of company.  Schedule E of the 1040 in the file reflects the Borrower owns multiple Businesses.  One of the businesses shows a loss of $841,009 in 2012 and another business which in 2012 took a loss of $1062.00  Loan file does not have K1 the business with a loss of $841,009.  Added losses for both businesses to income Borrower income dramatically reduced in the amount of the Borrower earnings are -40456.79 per month.   Borrower to provide documentation to support income used for Lender's Loan Approval.

01/27/2015: Lender underwrote and approved the loan based on the documentation that was available to the underwriter at time of origination in 08/2012. The 2012 tax returns were not available prior to funding this loan. Lender fully reviewed borrower’s credit, financial picture and the loan profile and were comfortable that borrower demonstrates the ability and willingness to handle debts as agreed. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. As noted in Loan Policy, ELC did examine the income analysis in question before signing the subject Loan Approval form. This is a client well known to the Lender for a number of years and his Loan Team does intimately understand his business. Please note that Borrower was a guarantor on a construction loan that originated in 2013 and was paid off in 2015 (See attached narrative). Lender is also attaching the underwriting worksheet on the refinance of his primary residence in 2013. Again, both of these loans were also paid as agreed. We ask that Investor render a decision.

01/27/2015: Re-review of income determined 2012 losses should not be calculated into debt, since those tax returns are post closing.  Income re-calculated, and resulting DTI is 42.64%.  Compensating factors is 0 x 30 mortgage history > 99 months, Borrower is Self-employed over 25 years, 17 years residency in primary residence, Full Income documentation loan.  Condition acknowledged.
																		Exception	Aggregator	Years in Primary Residence 17 yrs > 2 yrs; No Mortgage Lates 0 X 30; Years Self Employed 25 yrs > 2 yrs;
300000209	$1,365,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	Review Appraisal Missing		01/12/14: CDA provided reflecting a value of $2,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years in Primary Residence 17 yrs > 2 yrs; No Mortgage Lates 0 X 30; Years Self Employed 25 yrs > 2 yrs;
300000208	$484,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/20/2015: A CDA report reflecting a value of $605,000 which is a 0% variance was provided. Condition Cleared.
300000207	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/12/14: CDA provided reflecting a value of $2,900,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Full Documentation Full Documentation ; Reserves are higher than guideline minimum 273.8 months exceeds 6 month requirement. ; Years in Primary Residence 3 years in primary residence;
300000206	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to obtain 2nd lien note	The file did not contain the Note for the new 2nd Mortgage.	01/26/2015: Please see attached note.	01/26/2015: Audit review of 2nd lien, HELOC, documentation submitted is deemed acceptable, condition cleared.			Full Documentation Full Documentation ; Reserves are higher than guideline minimum 43.2 months reserves exceeds 6 month minimum requirement. ; Years on Job Borrower 6 years on job. ;
300000206	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	The file did not contain the 2011 Business Returns.
01/27/2015: Please exclude income, and use income from Co-Borrower's primary job only. We've obtained 2010 and 2011 tax returns, please see revised DTI calculation attached with out income from other sources. DTI 40%, within guideline maximum of 43%.

01/27/2015: Audit reviewed the lender rebuttal and has determine that the income used for primary job is acceptable and DTI is within guidelines.  Removed positive income for other source due to lack of documentation.  Condition cleared.
																				Full Documentation Full Documentation ; Reserves are higher than guideline minimum 43.2 months reserves exceeds 6 month minimum requirement. ; Years on Job Borrower 6 years on job. ;
300000206	$1,500,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file is missing evidence of the Taxes, Homeowners insurance and any HOA dues on other property.
01/27/2015: Other property was disclosed as an error, actual address is in a different state. Borrower co-signed with mother @ retirement community in 2003. Per profile tax is $10.36 per month, insurance is $24/mo (0.32% of UPB per credit report). We've obligated PITI $1728/mo although owner is mother (per profile).

01/27/2015: Audit reviewed the lender rebuttal and has determine that the property profile provided other property reflects primary owner as borrower's mother with borrower as a co-signor.  Including this property debt of $1728 per month, current DTI is 36.49%.  Condition cleared.
																				Full Documentation Full Documentation ; Reserves are higher than guideline minimum 43.2 months reserves exceeds 6 month minimum requirement. ; Years on Job Borrower 6 years on job. ;
300000206	$1,500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/12/14: CDA provided reflecting a value of $2,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Full Documentation Full Documentation ; Reserves are higher than guideline minimum 43.2 months reserves exceeds 6 month minimum requirement. ; Years on Job Borrower 6 years on job. ;
300000203	$1,480,000	MA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Title Insurance	The final Title Policy in file is missing the Variance Rate Disclosure (ARM).	01/16/2014: Please see attached title policy including endorsement in question as last page. 01/13/2015: Attached, please find the ARM endorsement to the Title Policy.
01/16/2015: Audit review of the ARM endorsement documentation submitted is deemed acceptable, condition cleared.
 01/14/2015: Received final title which confirms variable rate mortgage; however, the variable rate/ARM endorsement is not provided. Condition remains.

Disposable Income is higher than guideline minimum Disposable income in excess of $96,000; DTI is lower than guideline maximum 11.36% DTI; Years on Job 7 years with current employer; FICO is higher than guideline minimum 728 FICO;

300000203	$1,480,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Disposable Income is higher than guideline minimum Disposable income in excess of $96,000; DTI is lower than guideline maximum 11.36% DTI; Years on Job 7 years with current employer; FICO is higher than guideline minimum 728 FICO;

300000201	$445,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of annual property tax amount and annual hazard insurance premium on the three REO properties
01/19/2015: Received taxes for property 1, confirmed as $539.56/month. Hazard estimated at .35% = $131.25.  Taxes for  property 2 was confirmed as $842.63, hazard is $54.47.  Taxes for property 3 confirmed at $780.20 and hazard is  $75.86.  DTI remains within guidelines. Condition cleared.
																				LTV is lower than guideline maximum 53.94% LTV ; FICO is higher than guideline minimum 800 FICO ; Years in Field 14 years in field ;
300000201	$445,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/12/2015: A CDA report reflecting a value of $825,000 which is a 0% variance was provided. Condition Cleared.			LTV is lower than guideline maximum 53.94% LTV ; FICO is higher than guideline minimum 800 FICO ; Years in Field 14 years in field ;
300000200	$1,350,000	MA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Property	Missing appraisal completion certificate (442)	Missing appraisal completion certificate (442).		01/15/2015: Received 442 certification, which confirms repairs completed satisfactorily. Condition cleared.			FICO is higher than guideline minimum 801 score; LTV is lower than guideline maximum 75% LTV; Years in Field 15 years in field;
300000200	$1,350,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 801 score; LTV is lower than guideline maximum 75% LTV; Years in Field 15 years in field;
300000199	$1,572,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $4,200,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000198	$502,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided	CDA	01/20/2015: A CDA report reflecting a value of $670,000 which is a 0% variance was provided. Condition Cleared.
300000197	$597,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Income/Employment	Improper Calculation of Income	Missing documentation to support other income of $1,035.80 per month; excluding this income from total qualifying income results in a DTI of 40.97% which exceeds guideline maximum of 38.00%.		Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 812 FICO, 100.40 months reserves and 48.73 % LTV.	Exception	Aggregator	FICO is higher than guideline minimum 812 credit score; Reserves are higher than guideline minimum 100.4 months reserves; LTV is lower than guideline maximum 48.73% LTV;
300000197	$597,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE”
There are 2 Good Faith Estimates in file.  The GFE dated 06/27/2012 reflects total settlement charges of $5,859.63 and the GFE dated 08/23/2012 reflects total settlement changes of $6,568.05.  The file does not contain a Change of Circumstance form.
																See attached Origination System Screen print reflecting the Change of Circumstance on 08/23/12	01/13/2015: Audit review of Change of Circumstance printout, dated 08/22/2012, documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 812 credit score; Reserves are higher than guideline minimum 100.4 months reserves; LTV is lower than guideline maximum 48.73% LTV;
300000197	$597,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,225,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 812 credit score; Reserves are higher than guideline minimum 100.4 months reserves; LTV is lower than guideline maximum 48.73% LTV;
300000196	$958,000	NJ	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	The file is missing the Business Returns for the company the Borrower has a 33.33% interest in.	See attached copies of the borrower's business tax returns for 2009 & 2010.	01/14/2015: Audit reviewed the lender rebuttal and has determine that the Business Returns for 2010 & 2009 provided reflect positive income. Condition cleared.			Reserves are higher than guideline minimum More than $13 Mil in reserves; DTI is lower than guideline maximum 23.28% DTI; Years in Field The borrower has 22 yrs expierence in his line of work;
300000196	$958,000	NJ	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file did not contain evidence of the Property Taxes & Homeowners insurance on owner occupied property or rental property.
The attached mortgage statement on rental property shows property taxes & insurance are impounded. Also, the attached borrower's bank statement shows the Maintenance fee for owner occupied property as $4,342.80 (fees cover HOA fees, taxes & insurance).
																	01/14/2015: Audit review of documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum More than $13 Mil in reserves; DTI is lower than guideline maximum 23.28% DTI; Years in Field The borrower has 22 yrs expierence in his line of work;
300000196	$958,000	NJ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,475,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum More than $13 Mil in reserves; DTI is lower than guideline maximum 23.28% DTI; Years in Field The borrower has 22 yrs expierence in his line of work;
300000195	$675,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Reserves are higher than guideline minimum 50.4 months reserves > 6 months reserves; Years in Primary Residence 19 years in Primary Residence; Years Self Employed 32 years self employed;
300000194	$1,300,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $3,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years in Field 10 years in field; LTV is lower than guideline maximum 34.21% LTV; FICO is higher than guideline minimum 762 qualifying score; Reserves are higher than guideline minimum 212 months reserve on all properties;

300000192	$1,210,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing executed 1040 tax returns for 2011 and 2010. Please provide an executed 1040 tax return document for 2011 and 2010.		1/7/2015: Loan closed pre QM, signed tax returns were not required. Condition deemed invalid.
300000192	$1,210,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
1/13/2015: CDA provided reflecting value of $1,675,000.  0.00% variance, is within tolerance. Address Corrected. Condition cleared.
 01/09/2015:  A CDA report reflecting a value of $1,675,000 reflects a miss-spelling of the address.  Condition remains.

300000191	$629,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/20/2015: A CDA report reflecting a value of $895,000 which is a 0% variance was provided. Condition Cleared.
300000189	$2,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing executed 1040 tax returns for 2011 and 2010. Please provide an executed 1040 tax return document for 2011 and 2010.		01/07/2015: Audit has re-reviewed loan file and determined that signed Tax Returns are not required on loans pre-QM. Condition rescinded.			Reserves are higher than guideline minimum 55.30 months reserves > 6 months reserves; Years on Job 16 years on ame job; No Mortgage Lates 0 x 30 past 48 months on current mortgage;
300000189	$2,200,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/06/2015: CDA provided reflecting value of $2,800,000. 0.00% variance, is within tolerance. Condition cleared.			Reserves are higher than guideline minimum 55.30 months reserves > 6 months reserves; Years on Job 16 years on ame job; No Mortgage Lates 0 x 30 past 48 months on current mortgage;
300000186	$2,250,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Incomplete Income Documentation	Missing evidence of REO rental income for the Borrower's three commercial properties.
01/14/2015: Review of tax returns confirm the commercial properties are each part of a partnership.  Borrower's income is as a partner with less than 25% ownership, leases not required. Condition deemed invalid.   01/14/2015: Audit review of documentation submitted for other property shows property was sold prior to subject loan, is acceptable. Condition cleared.
																				Full Documentation Full Documentation; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum 108.4 months reserves exceeds 6 month requirement.;
300000186	$2,250,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Legal Documents	Missing Documentation	Missing evidence free and clear for second home property. Missing taxes and insurance statements for the three commercial properties and the second home property.
Second home property was sold prior to subject transaction. It shouldn't have been listed on the REO at the time of subject transaction. Profile attached. Please specify detail address commercial properties: unable to locate such address on REO/rent schedule and tax returns either. Thank you.

01/14/2015: Audit has re-analyzed the loan documents and determined that three commercial properties are addresses for Apartment complexes that the borrower owns as passive income.  Condition is deemed invalid.
																				Full Documentation Full Documentation; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum 108.4 months reserves exceeds 6 month requirement.;
300000186	$2,250,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Full Documentation Full Documentation; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum 108.4 months reserves exceeds 6 month requirement.;
300000185	$900,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
39.52% > 38.00% Exceeds maximum allowable per Loan Approval:  A recalculation of income using K1 for 2011 and Schedule E addendum for 2010 reflects Income of $17,590.77.  Taking into consideration of interest and dividends received.  The Loan Approval reflects the Borrower income for 2009 and 2010,  However Borrower provided 2011 tax returns.
																	1/12/2015: Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 807 FICO, 68.80 months reserves and 56.66% LTV.	Exception	Aggregator	Years in Field 22 years in field; LTV is lower than guideline maximum 56.66% LTV; Reserves are higher than guideline minimum 68.8 mos > 6 mos; FICO is higher than guideline minimum 807 credit score;
300000185	$900,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Borrower has a 2nd in the amount of $250,000, Loan file does not have a copy of the terms of the 2nd.
Terms of the 2nd lien for $250,000 were per the Marital Settlement agreement attached. See page 7, item Q. Though the terms of the loan were agreed as an interest free loan, for qualifying purposes the loan team used a 5% interest only rate to be conservative
																	01/15/2015: Audit reviewed the lender rebuttal and has determine that the Marital Settlement agreement provided reflects a $250,000 interest free loan for five years. Condition cleared.			Years in Field 22 years in field; LTV is lower than guideline maximum 56.66% LTV; Reserves are higher than guideline minimum 68.8 mos > 6 mos; FICO is higher than guideline minimum 807 credit score;
300000185	$900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	CDA	1/20/2015: A CDA report reflecting a value of $1,589,000 which is a 0% variance was provided. Condition Cleared.			Years in Field 22 years in field; LTV is lower than guideline maximum 56.66% LTV; Reserves are higher than guideline minimum 68.8 mos > 6 mos; FICO is higher than guideline minimum 807 credit score;
300000183	$642,382	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 40.33% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 41% DTI.		Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 75% LTV, 717 score and 3 years on job.	Exception	Aggregator	FICO is higher than guideline minimum 717 credit score; Years in Field 7 years in field; LTV is lower than guideline maximum 75% LTV; Years on Job 3 years on job;
300000183	$642,382	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $857,000. 0.00% variance, is within tolerance. Condition cleared.			FICO is higher than guideline minimum 717 credit score; Years in Field 7 years in field; LTV is lower than guideline maximum 75% LTV; Years on Job 3 years on job;
300000181	$960,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $79.42. Missing TIL itemization to determine under disclosure.	No FC violation noted, see attached FC analysis and Itemization for line 1102.
01/13/2015: Audit has re-analyzed the HUD-1 documentation and determined that the settlement fee breaks down as follows: $400 Escrow Fee and $100 signing fee, therefore the under disclosed amount was cured.  Condition cleared.

300000181	$960,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000177	$1,170,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Missing 2009 and 2010 Corporate tax returns for the company in which the borrower is 50% owner.  Additionally, the Borrower had ownership in other companies.  Please provide the complete tax returns including all corporations and schedules.

01/19/2015: Received 2010 & 2011 1065 returns. Audit income calculation is higher than Lender income.  Losses from other companies were calculated into income. DTI remains within Lender's Loan Approval. Condition cleared.
																				Years on Job 16 years on job; No Mortgage Lates 0 late mortgage payments in the last 94 reviewed; Years in Field 27 years in field;
300000177	$1,170,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Years on Job 16 years on job; No Mortgage Lates 0 late mortgage payments in the last 94 reviewed; Years in Field 27 years in field;
300000176	$1,190,000	CA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	TILA	Initial TIL not provided within 3 Business days of application – MDIA violation (Lender Disclosure)	The Initial TIL in the file is dated 08/30/2012 and the original application date is 09/05/2012.
Disagree, Initial application date was on 08/30/12 per the Stamp on the HW starup sheet, See attached, The initial disclosures went out on 09/05/12 which is within 3 business days of the initial app date excluding Saturday, Sunday and Labor Day holiday. No Violaiton. Also, See attached initial disclosures dated 09/05/12

01/12/2015: Audit reviewed the lender rebuttal and has determine that the initial application date of 08/30/2012 with the initial disclosures dated 09/05/2012 is within the 3 business days due to Labor Day being a holiday. Condition is deemed invalid.

300000176	$1,190,000	CA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 08/30/2012 and the original application date is 09/05/2012.
Disagree, Initial application date was on 08/30/12 per the Stamp on the HW starup sheet, See attached, The initial disclosures went out on 09/05/12 which is within 3 business days of the initial app date excluding Saturday, Sunday and Labor Day holiday. No Violaiton. Also, See attached initial disclosures dated 09/05/12

01/12/2015: Audit reviewed the lender rebuttal and has determine that the initial application date of 08/30/2012 with the initial disclosures dated 09/05/2012 is within the 3 business days due to Labor Day being a holiday. Condition is deemed invalid.

300000176	$1,190,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/12/2015: A CDA report reflecting a value of $1,700,000 which is a 0% variance was provided. Condition Cleared.
300000175	$840,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/20/2015: A CDA report reflecting a value of $1,200,000 which is a 0% variance was provided. Condition Cleared.
300000174	$440,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 09/14/2012 and the original application date is 09/06/2012.		01/12/2015: Received servicing disclosure statement dated 09/10/2012, condition cleared.			Years in Field 6 yrs in field; DTI is lower than guideline maximum 769.50 mo reserves > 6 months reserves; Full Documentation Full Documenation;
300000174	$440,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Initial TIL not provided. Please provide the Initial TIL sent to the Borrower within 3 days of the application date.		01/12/2015: Received initial TIL dated 09/10/2012, condition cleared.			Years in Field 6 yrs in field; DTI is lower than guideline maximum 769.50 mo reserves > 6 months reserves; Full Documentation Full Documenation;
300000174	$440,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM Program Disclosure.		01/12/2015: Received ARM disclosure, condition cleared.			Years in Field 6 yrs in field; DTI is lower than guideline maximum 769.50 mo reserves > 6 months reserves; Full Documentation Full Documenation;
300000174	$440,000	NY	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	A Good Faith Estimate was not provided in the loan file. Please provide all Good Faith Estimates to the Borrower. Additional conditions may apply upon review and receipt of this documentation.		01/12/2015: Received good faith estimate dated 09/10/2012, which clears condition.			Years in Field 6 yrs in field; DTI is lower than guideline maximum 769.50 mo reserves > 6 months reserves; Full Documentation Full Documenation;
300000174	$440,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 – Review Appraisal missing: A CDA Report was not provided		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Years in Field 6 yrs in field; DTI is lower than guideline maximum 769.50 mo reserves > 6 months reserves; Full Documentation Full Documenation;
300000171	$664,500	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 40.53% is higher than the Lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 41% DTI.
Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 775 qualifying FICO, borrower 11 years and co-borrower 10 years in field and 20.1 months verified reserves on all properties owned.
																		Exception	Aggregator	Reserves are higher than guideline minimum 108.3 months reserves ; FICO is higher than guideline minimum 775 credit score; Years in Field B1 has 11 years and B2 10 years in field;
300000171	$664,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report Was Not Provided.	CDA	01/20/2015: A CDA report reflecting a value of $910,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 108.3 months reserves ; FICO is higher than guideline minimum 775 credit score; Years in Field B1 has 11 years and B2 10 years in field;
300000169	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report Was Not Provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000164	$710,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Verification of Mortgage	Missing Verification of Mortgages with current lender, for mortgages on subject property and primary residence.
Lender standard underwriting policies/procedures allowed use of mortgage statements that reflected zero lates. The file contained the two VOM's that reflected zero lates YTD as of 09/14/2012 (See attached). For strong borrowers who have demonstrated overall good use of credit, Lender would not require this step. Lender fully reviewed borrower’s credit, financial picture and the loan profile and were comfortable that borrower demonstrates the ability and willingness to handle debts as agreed. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. Compensating factors include: 53.99% LTV, DTI's of 11/24, PLL $3.1MM to borrowers who have excellent credit profiles with 767 & 752 credit scores.
																	01/12/2015: Audit reviewed the lender rebuttal and has determine that the documentation submitted is acceptable, condition cleared.			DTI is lower than guideline maximum 26.27% DTI < 38.00% maximum; Reserves are higher than guideline minimum 822 months > 6 months minimum; General Comp Factor 1 Qualifying FICO score of 767;
300000164	$710,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA
01/13/2015: Audit has re-analyzed the loan documents and determined that evidence provided by the Appraiser with regards to the addresses are one and the same.  City is on a grid system and does not have street numbers. A CDA report reflecting a value of $1,315,000 which is a 0% variance was provided. Condition Cleared.
																				DTI is lower than guideline maximum 26.27% DTI < 38.00% maximum; Reserves are higher than guideline minimum 822 months > 6 months minimum; General Comp Factor 1 Qualifying FICO score of 767;
300000162	$2,000,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000161	$650,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report Was Not Provided.		01/12/14: CDA provided reflecting a value of $1,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000160	$725,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	570 – Review Appraisal missing: A CDA Report was not provided		1/12/15 -CDA received. 0% Variance. Condition Cleared.
300000158	$605,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Underwriter failed to include the mortgage debt from the a rental property. Including this debt adds another $2,373 in debt, resulting in exceeding the Guidelines max of 38%. Actual DTI is 44.01%
01/19/2015: This is a Pre-QM loan. Lender did not include the property into the DTI because the property is owned in a LLC, which met Lender underwriting policies/procedures at origination date. Please note that Lender used a very conservative approach with the qualifying income. We annualized YTD income. We could have averaged 2011 and 2010 Schedule E income and this would increase our income. In addition, we did not gross up the nontaxable portion of the benefit income. This would also give us more income. If we underwrote it this manner, our DTI would be at 39% even adding the debt for the property in question. This loan met guidelines at origination.

01/19/2015: Audit re-reviewed file, could not locate supporting documentation to tie the property in question to an LLC. Debt associated with this property included in DTI.  Audit recalculated income and losses from K-1s in file, included base award, plus dividend and income. DTI of 39.45%  > 32.00% DTI on Lender's Loan Approval; however, remains within guidelines. Audit hereby acknowledges the higher DTI as non-material.  Condition acknowledged.
																		Exception	Aggregator
No Mortgage Lates 0 late mortgage payment in last 19 reviewed; Reserves are higher than guideline minimum 59.5 months reserves > 6 months min; LTV is lower than guideline maximum 72.02% LTV < 80.00% max;

300000158	$605,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $840,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is not a CDA, which does not clear this item. Condition remains.

No Mortgage Lates 0 late mortgage payment in last 19 reviewed; Reserves are higher than guideline minimum 59.5 months reserves > 6 months min; LTV is lower than guideline maximum 72.02% LTV < 80.00% max;

300000157	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000155	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Full Documentation Full Documentaion; No Mortgage Lates No Mortgage Lates; Reserves are higher than guideline minimum 1357.90 months reserves exceeds 6 month requirement. ;
300000154	$1,040,000	MA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 40.71% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 41% DTI.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 782 qualifying FICO, 19 years in primary residence, 37.92 months verified reserves on all privately owned real estate, borrower on job 7 years and co-borrower on job 20 years.
																		Exception	Aggregator
FICO is higher than guideline minimum 782 credit score; Reserves are higher than guideline minimum 56 months reserves; Years in Primary Residence 19 years in primary; Years on Job B1 7 years and B2 20 years on job;

300000154	$1,040,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
FICO is higher than guideline minimum 782 credit score; Reserves are higher than guideline minimum 56 months reserves; Years in Primary Residence 19 years in primary; Years on Job B1 7 years and B2 20 years on job;

300000153	$700,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns	Missing executed personal tax returns for 2011 and 2012. Please provide personal signed tax returns for 2011 and 2012.		1/7/2015: Loan closed pre QM, signed tax returns not required. Condition deemed not valid.			Years in Field Same line of work 8 years; Full Documentation Full Documentation loan; DTI is lower than guideline maximum 14.08% DTI < 38.00% max;
300000153	$700,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Business Returns	Missing executed 2011 tax return 1120. Please provide signed 2011 tax form 1120.		1/7/2015: Loan closed pre QM, signed tax returns not required. Condition deemed not valid.			Years in Field Same line of work 8 years; Full Documentation Full Documentation loan; DTI is lower than guideline maximum 14.08% DTI < 38.00% max;
300000153	$700,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Income/Employment	Missing initial TIL (Lender Disclosure)	Initial TIL not provided in file.	Disagree, please see attached for initial TIL on page 4.	01/07/2015: Audit review of initial TIL documentation submitted is deemed acceptable, condition cleared.			Years in Field Same line of work 8 years; Full Documentation Full Documentation loan; DTI is lower than guideline maximum 14.08% DTI < 38.00% max;
300000153	$700,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Final HUD-1 not provided in file. The HUD-1 in the file is certified true, however, there are items marked through (lines 803 and 804). Please provide a copy of the Final HUD-1.	Disagree, please see attached for Final HUD.	01/07/2015: Audit review of true certified copy of Final HUD-1 documentation submitted is deemed acceptable, condition cleared.			Years in Field Same line of work 8 years; Full Documentation Full Documentation loan; DTI is lower than guideline maximum 14.08% DTI < 38.00% max;
300000153	$700,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	3 day rescission period not provided	Final day of rescission period 1/23/14 per Right to Cancel 3 day rescission was not provided as 1/21/2013 was a holiday.
01/07/2015:  Audit has re-analyzed the loan documents and determined that having received the final HUD with disbursement date of 01/24/2013, the 3 day rescission period was provided.  Condition cleared.
																				Years in Field Same line of work 8 years; Full Documentation Full Documentation loan; DTI is lower than guideline maximum 14.08% DTI < 38.00% max;
300000153	$700,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $1,200,000, 0.00% variance, is within tolerance. Condition cleared.			Years in Field Same line of work 8 years; Full Documentation Full Documentation loan; DTI is lower than guideline maximum 14.08% DTI < 38.00% max;
300000149	$1,500,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Legal Documents	Assets are not sourced/seasoned	The loan file was missing documentation for the source(s) of the following large deposits: 1) $1,500,000.00 on 12/05/2012. 2) $325,000.00 on 11/13/2013, $100,394.86 and $175,240.42 on 11/29/2013.
01/27/2015: This loan funded in 01/2013 and Lender is been unable to provide the missing documents for the source of the large deposits. However, the RM spoke to Borrower's spouse on 1/21/2015 as Borrower is currently on business out of the country. Spouse confirms that some funds aggregated for the purchase of the property came from spouses own sources. Spouse and Borrower have joint savings accounts. Spouse has been at current employer for 10 years, so earns a good income. Borrower has been at employer for the same amount of time. Both have good independent recurring income. This is further supported by Borrower having transferred into account at Lender bank $1 Million to open a savings account, after we closed on the mortgage (See attached Lender statement). The funds were transferred from the other bank account which is also attached. Borrower appreciates our service, and wanted to expand relationship with us. Lender requests Investor render a decision based on the following compensating factors; 46.51% LTV, borrower has an excellent credit profile with a 765 credit score, DTI's of 25/25, stable employment of 6 1/2 years plus current assets with Lender in the amount of $1.0MM.

01/28/2015: Audit has reviewed the borrowers' overall ability to repay the subject loan and has noted compensating factors as follows,47% LTV, 6.5 years stable employment, 25% DTI, additional 1MM deposited at Lender post closing. The source of deposit is non-material to the overall ability to repay the subject loan. Condition acknowledged.
																		Exception	Aggregator
Full Documentation 3 years income documentation; LTV is lower than guideline maximum 46.51% LTV; Years in Field 6.6 years with current employer, 15 years in same field; DTI is lower than guideline maximum 23.38% < 38.00% maximum;

300000149	$1,500,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/12/2015: A CDA report reflecting a value of $3,225,000 which is a 0% variance was provided. Condition Cleared.
Full Documentation 3 years income documentation; LTV is lower than guideline maximum 46.51% LTV; Years in Field 6.6 years with current employer, 15 years in same field; DTI is lower than guideline maximum 23.38% < 38.00% maximum;

300000146	$1,156,200	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1	The HUD-1 in the file marked final is not signed by the Borrowers and is not certified by the title company.		12/15/2015: Received final HUD-1, transaction confirmed as cash out refinance and fees remain within compliance. Condition cleared.
300000146	$1,156,200	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/12/15 -CDA received. -1% Variance (within tolerance). Condition Cleared.
300000145	$760,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			FICO is higher than guideline minimum 806 FICO ; Reserves are higher than guideline minimum 43.60 months Reserves ; Years Self Employed 7 yrs Self Employed;
300000144	$900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/13/2015: A CDA report reflecting a value of $1,850,000 which is a 0% variance was provided. Condition Cleared.
300000142	$540,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Social Security Income was used to qualify. SSI awards letter is missing from the loan file. Please provide the SSI awards letter.
01/12/2015: Tax returns already submitted confirm receipt of SS benefits.  Received 11/28/2012 bank statement, which confirms net SS income of $2,216.10, and CoBorrower Net SS income of $1,212, which is supported by tax returns in file.  Condition cleared.
																				Reserves are higher than guideline minimum 217.3 months reserves > 6 months reserves; Years in Primary Residence 18 years at Primary Residence; Years on Job 23 years on present job;
300000142	$540,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Reserves are higher than guideline minimum 217.3 months reserves > 6 months reserves; Years in Primary Residence 18 years at Primary Residence; Years on Job 23 years on present job;
300000141	$700,100	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000139	$580,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves
The lender used the Borrower's assets in the investment account to qualify as income. Unable to use the investment account for reserve requirements. The lender verified $4398 in liquid assets. The Borrower had a 30 day account with an outstanding balance in the amount of $6,306 and $1421.32 was used as cash to close which left the Borrower with a deficit of -$3328.52 The lender requires 6 mos PITI for reserves, therefore the Borrower did not meet the minimum reserve requirement of $13,199.70.  The Borrower was short of funds to close in the total amount of $16,528.22

01/27/2015: Audit's 1/13 response that only an appraisal review was received was non-responsive to Lender's 1/12 rebuttal. Please evaluate the underwriting set forth in Lender's response. Reassigning a portion of the large account to PLL resulted in both sufficient PLL and remaining assets which could be annuitized by Lender's standard underwriting methodology to yield an acceptable DTI. If audit cannot clear, please refer to Investor for decisioning.
 01/12/2014:  "Original income underwriting was based on annuitization of borrower’s liquidity. As per accepted practice, Lender used $2,400,000 of liquidity annuitized at 3% over 30 years to provide annual income of $121,416, which resulted in a back-end ratio of 35%. By using this amount of liquidity for income generation purposes, Lender neglected to leave sufficient PLL reserves. While Lender intended to use annuitization of liquidity to create income, Lender should have taken the full liquidity of $2,435,789.50. We should have deducted $6,306 to fully pay off the 30 day account invoice and deduct $1,421.32 as cash required to close, which left $2,428,062.18 of liquidity. We should then have taken $2,275,000 of the liquidity to be annuitized for income (again at 3% over 30 years) to arrive at an annual income figure of $115,097.90, which would have resulted in a back-end ratio of 37%. In this way, the loan would have been underwritten using standard lender methodology, resulting in an acceptable back-end ratio and PLL of $153,062.18. "

01/27/2015: Lender used Borrower Brokerage assets of $2,400,000 at 3%, amortized over 30 years.  Audit re-review of asset determined Lender did not use Brokerage assets of $36,789.50, which would satisfy minimum reserve requirements of $13,200.00.  In addition,  review of 2011 taxes confirm Interest/Dividend and Capital gains income of $9,829.42/month.  2011 Trust tax returns were provided which revealed dividends of $5,559.50/month and capital gains of $2,576.42/month, which were not used to qualify.  Borrower has sufficient income and asset to qualify. Condition deemed invalid.  1/13/2014: Only item received was appraisal review, which does not clear this item. Condition remains.
																				LTV is lower than guideline maximum Low LTV of 58%; Full Documentation Full Documentation; No Mortgage Lates 41 mos.: 0 x 30 mortgage history;
300000139	$580,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $1,000,000, 0.00% variance, is within tolerance. Condition cleared.			LTV is lower than guideline maximum Low LTV of 58%; Full Documentation Full Documentation; No Mortgage Lates 41 mos.: 0 x 30 mortgage history;
300000138	$500,000	NV	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Legal Documents	Missing Documentation
The Lender's approval states the Borrowers were refinancing their departing address the same day as the subject transaction.  The file is missing the HUD-1 and note for the above mentioned transaction.  Please provide a copy of the HUD-1 and note for the departing address.

01/14/2015: Received Note for departing residence.  DTI exceeds 38%; however, less than 43.00%.  Condition acknowledged as non-material. Compensation factors are 784 FICO score.  45.45% LTV/CLTV, 17 years in primary residence. 90 months PITIA reserves.
																		Waiver	Originator
FICO is higher than guideline minimum 784 FICO > 700 FICO ; LTV is lower than guideline maximum 45.45% LTV < 80.00%; Reserves are higher than guideline minimum 90.4 months reserves; Years in Primary Residence 17 years in primary residence;

300000138	$500,000	NV	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
FICO is higher than guideline minimum 784 FICO > 700 FICO ; LTV is lower than guideline maximum 45.45% LTV < 80.00%; Reserves are higher than guideline minimum 90.4 months reserves; Years in Primary Residence 17 years in primary residence;

300000137	$750,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Required Documentation	Provide documentation to confirm international property is no longer owned by the Borrower.	Closing statement for international property provided, borrower no longer owned it.
01/16/2015: Audit has re-analyzed the loan documents and determined that documentation was provided reflecting property sold post loan. DTI included fees per Schedule E (pre-QM)on international property with DTI of 37.35%.  Condition cleared.
 01/13/2015: Nothing received to clear this item. Condition remains.
																				CLTV is lower than guideline maximum 60% CLTV; Years Self Employed 25 years self employed; FICO is higher than guideline minimum 764 FICO;
300000137	$750,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines	Loan Approval reflects a DTI of 37%. Audit reflects a DTI of 396.66% It appears income was calculated incorrectly.
01/13/2015: Re-review of Loan Approval and income documents in file determined Lender qualified Borrower based on 2012 capital gains and Schedule E rental.  Capital gains supports income of $23,522.26, plus rental income of $2,481.32 (not including positive rent on 1/2 of primary and subject). DTI is 37.35%, and is within guidelines.  Condition cleared.
																				CLTV is lower than guideline maximum 60% CLTV; Years Self Employed 25 years self employed; FICO is higher than guideline minimum 764 FICO;
300000137	$750,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Improper Calculation of Income
Lender approved the loan with Post Loan Liquidity of $31,404 annual or $2,617, 2011 Schedule E annual income of $304,692, or $25,391 monthly, for a monthly a total monthly income of $28,008. Audit calculated the monthly income as follows:  2 year average of 2011 and 2010 K-1 income loss  of -3923.76 or -$326.98 monthly;  Lender calculation of Post Loan Liquidity @ 3% of $31,404 annual, or $2,617 monthly; Net REO loss of -$8,032.43. The documentation in file did not fully realize the income the Lender used to qualify the loan transaction.

01/13/2015: Re-review of Loan Approval and income documents in file determined Lender qualified Borrower based on 2012 capital gains and Schedule E rental.  Capital gains supports income of $23,522.26, plus rental income of $2,481.32 (not including positive rent on 1/2 of primary and subject). DTI is 37.35%, and is within guidelines.  Condition cleared.
																				CLTV is lower than guideline maximum 60% CLTV; Years Self Employed 25 years self employed; FICO is higher than guideline minimum 764 FICO;
300000137	$750,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file	CDA	01/21/2015: A CDA report reflecting a value of $1,250,000 which is a 0% variance was provided. Condition Cleared. 01/13/2015: Nothing received to clear this item. Condition remains.			CLTV is lower than guideline maximum 60% CLTV; Years Self Employed 25 years self employed; FICO is higher than guideline minimum 764 FICO;
300000136	$1,400,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Cash Out Exceeds Maximum Allowable	Borrowers receiving cash out in the amount of $181,327.77. Per 1003, 1008 and Loan Approval ... this is a rate/term refinance in which borrowers cannot receive more than (>) $2,000.00 cash at closing.
1/13/2015: Audit has reanalyzed the loan file and based on the documents provided it is determined that loan is not a cash-out refinance, as cash out is used for recovery of funds used to pay down the prepayment penalty. Condition cleared.
 01/12/2015: Received mortgage payment history, which no explanation.  Borrower made several principal payments. Does not support subject as a rate/term refinance.  Does not clear condition.

LTV is lower than guideline maximum Low LTV- 50%; Reserves are higher than guideline minimum Borrower has 132 mos reserves; FICO is higher than guideline minimum Borrower has established excellent credit history;

300000136	$1,400,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. -1.79% Variance. Condition Cleared.
LTV is lower than guideline maximum Low LTV- 50%; Reserves are higher than guideline minimum Borrower has 132 mos reserves; FICO is higher than guideline minimum Borrower has established excellent credit history;

300000135	$550,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Final HUD-1	The final HUD-1 in the file is not signed by the Borrowers and is not certified by the title company.	See attached Stamped Certified Final HUD	01/21/2015: Audit review of Stamped Certified Final HUD documentation submitted is deemed acceptable, condition cleared.
300000135	$550,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000134	$712,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			FICO is higher than guideline minimum 781 score; LTV is lower than guideline maximum 36.05% LTV; DTI is lower than guideline maximum 24.35% DTI;
300000133	$2,000,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing VOM
Missing verification of new mortgages on all refinanced rental properties:  1)loan amount of $650,000.00 and payment of $3,084.00,; 2) $860,000.00 and payment of $4,081.00; 3) loan amount of $850,000.00 and payment of $4,033.00 and 4) loan amount of $500,000.00 and a payment of $2,372.00.

01/19/2015: Received Notes for property #3 which confirmed I/O payment of $2,089.58 for first 120 months, Note for property #1 confirms P/I of $2,722.93, Note for property #2 confirms P/I of $3,602.65, and Note for property #4  confirms P/I of 2,094.57.  DTI remains within guidelines. Condition cleared.
																				Reserves are higher than guideline minimum 229 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 48 months; DTI is lower than guideline maximum 29.75% DTI < 38.00% maximum;
300000133	$2,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/20/2015: A CDA report reflecting a value of $3,000,000 which is a -2.6% variance was provided. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 229 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 48 months; DTI is lower than guideline maximum 29.75% DTI < 38.00% maximum;
300000132	$625,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report Was Not Provided.	CDA
01/09/2015: A CDA report reflecting a value of $1,720,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is not CDA, which does not clear this item. Condition remains.

300000131	$1,180,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/21/2015: Field Review provided in lieu of CDA reflecting a value of $3,250,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 373.4 months reserves > 6 months reserves; Years on Job 20 years on job; Years in Field 25 years in job field;
300000130	$880,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $157.86. Missing TIL itemization to determine under disclosure.		01/15/2014: Received Lender itemization of fees, loan is not under-disclosed. Condition cleared.
300000130	$880,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000129	$865,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	Audited DTI of 38.62% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 39%.
Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: Borrower 10 years on job, 758 qualifying FICO and 281.66 months reserves verified after close on all properties.
																		Exception	Aggregator	Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum 758 credit score; Reserves are higher than guideline minimum 385.9 months reserves;
300000129	$865,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Years on Job Borrower has 10 years on job; FICO is higher than guideline minimum 758 credit score; Reserves are higher than guideline minimum 385.9 months reserves;
300000128	$1,400,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of annual property taxes and annual hazard insurance premium for additional REO on the 1003.	The monthly tax payment is $1965.58/mo per attached profile. Insurance (UPB $950,000 * 0.32% divided by 12 months) is $253.33/mo. T&I is $2218.91, nominal increased from T&I used, no impact on DTI.	01/14/2015: Audit review of property profile documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum 42.42% LTV; DTI is lower than guideline maximum 31.25% DTI ; FICO is higher than guideline minimum 776 FICO;
300000128	$1,400,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided		1/12/15 CDA received. 0% Variance. Condition Cleared.			LTV is lower than guideline maximum 42.42% LTV; DTI is lower than guideline maximum 31.25% DTI ; FICO is higher than guideline minimum 776 FICO;
300000124	$742,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
DTI is lower than guideline maximum 26.13% DTI < 38.00% max; Reserves are higher than guideline minimum 1215 months reserves > 6 months min; No Mortgage Lates 0 mortgage late payments in the last 60 months reviewed;

300000123	$2,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing evidence of taxes and insurance on vacated property.
See attached copy of property information that reflects taxes in the amount of $17,531 div by 12 = $1,461/mos. Insurance calculated based on industry standards off Imp Value Property Profile is $464,817 X .0032 = $1,487.41/12 = $123.95/mos. Any discrepancies in amounts would not have a material effect on DTI which was approved at 12/12%.
																	01/12/2015: Audit review of all documentation submitted is deemed acceptable, no material effect on DTI. Condition cleared.			Years in Primary Residence 5 years in Primary Residence; Years on Job 10 years on Job; Reserves are higher than guideline minimum 110.30 months reserves > 6 months reserves;
300000123	$2,200,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Tax Returns in file are not executed. 2010 W2 is required to calculated Borrower's income.
This is a Pre-QM loan. The file contained 2010 & 2011 tax returns which were not required to be signed per underwriting policies. The file also contained 2011 & 2012 W-2's and recent pay stubs to support the income used to qualify. The borrower has been employed at same employer for 10 yrs. Lender is requesting this condition be cleared. Comp factors; 66.67% LTV, excellent credit profiles with 803/812 scores, DTI of 12/12, and 10yrs employment.

01/12/2015: Audit has re-analyzed the loan documents and determined that 2010 tax returns were provided, income is supported. Condition cleared.
 1/7/2015: Signed tax returns not required, however 2010 W2 is required. Condition remains.
																				Years in Primary Residence 5 years in Primary Residence; Years on Job 10 years on Job; Reserves are higher than guideline minimum 110.30 months reserves > 6 months reserves;
300000123	$2,200,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	CDA
01/09/2015: A CDA report reflecting a value of $3,300,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.
																				Years in Primary Residence 5 years in Primary Residence; Years on Job 10 years on Job; Reserves are higher than guideline minimum 110.30 months reserves > 6 months reserves;
300000121	$500,000	HI	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Servicing Disclosure Statement	The Servicing Disclosure is missing from the loan file.		01/15/2015: Received Lender disclosure cover letter dated 03/08/2013, which confirms the servicing disclosure was sent to the Borrower. Condition Cleared.
300000121	$500,000	HI	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000120	$550,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Legal Documents	Missing Documentation	Provide the final HUD-1 settlement statement from subject purchase dated 03/2013, which was not found in file.	See attached Stamped Certified Final HUD
01/14/2015: Audit has re-analyzed the loan documents and determined that a copy of the Final Buyer's Closing Statement dated 03/04/2013 was provided within the loan documentation.  Condition deemed invalid.

FICO is higher than guideline minimum 783 FICO vs 720 minimum required FICO ; Reserves are higher than guideline minimum 644 PITIA reserves vs 12 months required reserves. ; Years in Primary Residence 19 years in departing residence;

300000120	$550,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear
Provide documentation to confirm property # 6 on the 1003 REO schedule is owned free and clear.  The property search provided in file reflects a mortgage in the amount of $353,000 originated  on 05/14/2009, having a maturity date of 06/01/2019.  The final loan application did not include mortgage debt for this property on the real estate schedule.

1/21/2015 As previously stated, the original file had a property profile  reflecting the property is free & clear. The loan was the latest recorded mortgage. (See attached property profile). Insurance calculated off Improvement Value of Property Profile per industry standards $474,165 X .0032 = $1,517.33/12 = $126.44. The hazard insurance amount would not have a material impact on the qualifying DTI of 8/24%.
 01/16/2015: The file contained a property profile. The attached original credit report also reflected the mortgage paid off on April 2010.

01/21/2015:  Audit reviewed the lender rebuttal and has determine that Insurance calculated off Improvement Value of Property Profile per industry standards $474,165 X .0032 = $1,517.33/12 = $126.44 is acceptable, and the hazard insurance amount would not have a material impact on the qualifying DTI of 8/24%, current DTI with insurance is 26.60%. Property profile reflects no new mortgages. Condition cleared.
 01/16/2015: Credit report in file confirms loan was satisfied 06/2010; however, hazard insurance not found in file to confirm if property has mortgage debt. Provide evidence of hazard insurance with no mortgagee or property search confirming no mortgage debt.  Condition remains.

FICO is higher than guideline minimum 783 FICO vs 720 minimum required FICO ; Reserves are higher than guideline minimum 644 PITIA reserves vs 12 months required reserves. ; Years in Primary Residence 19 years in departing residence;

300000120	$550,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.
Provide the Lender disclosure cover letter dated within three business days of the application date of 03/08/2013. The earliest disclosure cover letter in file is dated 03/13/2013, and the initial servicing disclosure in file is not dated.
																See attached initial Disclosures Package (Page 28)	01/14/2015: Audit review of documentation submitted including the cover letter dated 03/11/2013 fulfills said exception. Condition cleared.
FICO is higher than guideline minimum 783 FICO vs 720 minimum required FICO ; Reserves are higher than guideline minimum 644 PITIA reserves vs 12 months required reserves. ; Years in Primary Residence 19 years in departing residence;

300000120	$550,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided.	Provide the notice of right to receive an appraisal dated within 3 business days of the Borrower application date of 03/08/2013. The disclosure was not found in file.	See attached initial Disclosures Package (Page 28)	01/14/2015: Audit review of documentation submitted including the cover letter dated 03/11/2013 fulfills said exception. Condition cleared.
FICO is higher than guideline minimum 783 FICO vs 720 minimum required FICO ; Reserves are higher than guideline minimum 644 PITIA reserves vs 12 months required reserves. ; Years in Primary Residence 19 years in departing residence;

300000120	$550,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		1/12/15 - CDA received. 0% Variance. Condition Cleared.
FICO is higher than guideline minimum 783 FICO vs 720 minimum required FICO ; Reserves are higher than guideline minimum 644 PITIA reserves vs 12 months required reserves. ; Years in Primary Residence 19 years in departing residence;

300000119	$795,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report Was Not Provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.
300000117	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
Audited DTI of 43.33% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval,it appears a DTI exception was granted to allow 43% DTI but the Lender did not include a $250 per month Capital Gain loss which exceeds the DTI exception by 0.33%

01/15/2015: Received post closing documentation which confirmed departing residence, sold approximately 44 days after subject closing. Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as 773 FICO, 491 months PITIA reserves, and 34.38% LTV/CLTV.
																		Exception	Aggregator	Reserves are higher than guideline minimum 491.8 months reserves ; FICO is higher than guideline minimum 773 FICO; CLTV is lower than guideline maximum 34.38% CLTV;
300000117	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Reserves are higher than guideline minimum 491.8 months reserves ; FICO is higher than guideline minimum 773 FICO; CLTV is lower than guideline maximum 34.38% CLTV;
300000115	$685,300	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Appropriately Calculate Liabilities	Complete documentation for primary housing as well as REO property taxes and insurance was not provided in file.
01/15/2015: Received current title printout for primary residence, which reflects $0.00 taxes, subject is a Cooperative. Subject is currently listed for sale and confirms maintenance fees of $1,500/month, which audit used. This property was sold, and is no longer in Borrower's name.  Title printout for REO, which reflects $0.00 taxes.  Subject is a Cooperative, local MLS  confirms maintenance fees on a similar unit is $1,853/month, which audit used. DTI remains within guidelines. Condition cleared.
																				Reserves are higher than guideline minimum 104.2 months reserves; DTI is lower than guideline maximum 27.47% DTI; FICO is higher than guideline minimum 738 qualifying FICO;
300000115	$685,300	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/12/15 - CDA received. 0% Variance. Condition Cleared.			Reserves are higher than guideline minimum 104.2 months reserves; DTI is lower than guideline maximum 27.47% DTI; FICO is higher than guideline minimum 738 qualifying FICO;
300000112	$1,125,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned	The loan file does not contain a copy of the HUD-1 for the sale of the current home.		01/15/2015: Received HUD supporting sale of current home, condition cleared. 01/13/2015: Nothing received to clear this item. Condition remains.			FICO is higher than guideline minimum FICO 797; Years on Job Same employer for 10 years; No Mortgage Lates ;
300000112	$1,125,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $1,500,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum FICO 797; Years on Job Same employer for 10 years; No Mortgage Lates ;
300000111	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Two years tax returns provided in file were not signed.		1/7/2015: Loan closed pre-QM, tax returns not required to be signed. Condition deemed not valid.			CLTV is lower than guideline maximum 44% CLTV ; FICO is higher than guideline minimum 803 FICO ; Reserves are higher than guideline minimum 106 months reserves ;
300000111	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	CDA
01/09/2015: A CDA report reflecting a value of $2,500,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.
																				CLTV is lower than guideline maximum 44% CLTV ; FICO is higher than guideline minimum 803 FICO ; Reserves are higher than guideline minimum 106 months reserves ;
300000110	$445,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
Audited DTI of 45.23% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 41% DTI.  Audited DTI exceeds this by 4.23%.  The difference was caused by incorrect income calculation. The lender qualified the borrower with a 24 month average of 2012 and 2011 schedule C income and 2012 schedule E rental income adjusted for depreciation expenses. The lender used only line 31 of the schedule C's and did not adjust for depreciation or meals and entertainment expenses. Additionally, the loan approval indicates $67,764 for 2011 schedule C income whereas line 31 of the 2011 schedule C is actually $57,764. The loan approval indicates $8,407 total adjusted rental income for 2012, which is correct; however, the actual qualifying income used by the lender is $9,480 or $790 per month and no calculation or explanation was provided.

Please review income used as: 1) 3% of assets as dividend/interest: $13,296 2) Schedule C: net income added back depreciation. 2011 is 57,764, and 2012 is $139,941, average for 2 yrs is $98,852.5. 3) Schedule E: total rent less total expenses added back depreciation, used most recent year: $8,407 Above 1 to 3 gives $10,046.29/mo, ref to underwriting worksheet attached. Lender allows DTI ratio up to 43% (not 38%), updated DTI is 42.65%, which is at or below limit. High DTI compensated by excellent mortgage history with Lender.

01/15/2015: Audited DTI of 42.84% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 42.65% DTI.  Audited DTI exceeds this by .19%.  The difference was caused by slight difference in income.  Audit hereby acknowledges the higher DTI as non-material.  Adequate compensating factors are noted as: 42.38% CLTV, 754 FICO and 149 months reserves.
 01/13/2015: Nothing received to clear this item, condition remains.
																		Exception	Aggregator	Years on Job 17 years on job; FICO is higher than guideline minimum 754 credit score; Reserves are higher than guideline minimum 149.6 months verified reserves;
300000110	$445,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,050,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years on Job 17 years on job; FICO is higher than guideline minimum 754 credit score; Reserves are higher than guideline minimum 149.6 months verified reserves;
300000109	$900,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Note
Provide the Note and HELOC agreement conforming 1st lien for REO property #2 on the 1003 REO schedule does not exceed $3498/month, and HELOC does not exceed $3250/month.  Notation in file confirms a cash out refinance for the property which occurred the same time as subject closing.  Evidence of new payment was not found in file.
																	01/19/2015: Received note for REO #2, which confirms P&I of $3,497.92/month. Received HELOC which confirms a maximum payment of $2,666.66. Condition cleared.
LTV is lower than guideline maximum LTV/CLTV of 50.99% vs 80.00; Reserves are higher than guideline minimum 757.7 months PITIA reserves vs 12 months reserves. ; Years in Field Borrower employed in field 35 years. ;

300000109	$900,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	Terms/Guidelines	LTV exceeds guidelines
50.99% LTV/CLTV > 49.72% LTV/CLTV on Loan Approval Worksheet. Lender used appraisal dated  04/18/2013, which confirmed value of $1,810,000; however, Subject was purchased 09/14/2012 for $1,765,000. Purchase price was used to support LTV/CLTV for this reason.

01/19/2015: Lender acknowledges that LTV should have been based on Purchase Price and LTV is 50.99% vs. 49.72%LTV which is immaterial. Apparently, the underwriter used the appraised value since the borrower had made improvements to the subject and some of the funds were to be used for reimbursements to the borrower, per the approval(See attached).

01/19/2015: Review of appraisal report states in part that "Subject was renovated 5-8 years ago. At time of inspection, subject was in process of new interior painting. Since purchase in 2012, there has been roughly $5,000 of new trim work added to property per owner". The purchase price was used, based on the appraisal commentary.  Condition remains.
																		Exception	Aggregator
LTV is lower than guideline maximum LTV/CLTV of 50.99% vs 80.00; Reserves are higher than guideline minimum 757.7 months PITIA reserves vs 12 months reserves. ; Years in Field Borrower employed in field 35 years. ;

300000109	$900,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
46.64% DTI > 38.00% DTI.  Lender calculated Borrower income as follows: 2012 K-1 Distributions $381,980/12 = $31,831.67, plus interest and dividends $85,824/12 = $7,152., plus rental of $8,016/12 = $668.  Lender Calculation = $39,651.67.  Audit calculation is as follows: Base wages $280,000/12 = $23,333.33, plus Interest & Dividends of $41,009/12 = $3,417.42, minus rental of $-59,8883.48/ 12 = -$4990.29. Audit income = $31,741.04.  Audit calculation is less than Lender due to adjustments after Schedule E for the REO property #2 on the 1003 and PITIA for REO #3 on the 1003.  Audit did not include the borrower K-1 distributions received for 2012, since the Borrower was separated from company at time of closing. The offer letter dated 10/08/2012 indicates the Borrower would not be eligible to participate in the firm's qualified benefit plan for partners.  Partner distributions were not included for this reason.

01/19/2015: Lender acknowledges that the K-1 income should not have been used, however lender contends that the income re-calculation would still meet guidelines. Income calculation as follows:  underwriting policies/procedures allowed; Dividends and interest to be calculated by Annuitizing PLL over 30 years, which was consistent with underwriting guidelines at time of origination. (Lender $7,152/mos. vs. audit $3,417/mos = diffence of $3,735). Rental income: 2) REO #2 property, this property was offering vacation rentals at time of origination, some years did more than others, we used current rental income to qualify. Base salary would have been a more accurate way to show current income, if use $280K ratios end up being 23% Also, if use a 2 year average of Sch. B income, and current salary, and use no income for REO ratios are 26%. Compensating factors: 50% LTV, PLL 1.6mm, Retirement Assets $2.5mm, excellent credit profiles with 725/778 credit scores. Also, did not use co-borrower's income to qualify. This is a Pre-QM loan that closed 05/08/2013.

01/19/2015: Received Note and HELOC Agreement for 5 REO #2.  Verified p/i for 1st lien and HELOC was less than estimated on the final 1003.  DTI of 43.21% exceeds 38%; however, is within allowable tolerances. Condition acknowledged.
																		Exception	Aggregator
LTV is lower than guideline maximum LTV/CLTV of 50.99% vs 80.00; Reserves are higher than guideline minimum 757.7 months PITIA reserves vs 12 months reserves. ; Years in Field Borrower employed in field 35 years. ;

300000109	$900,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	Provide the final HUD-1 settlement statement, which was not found in file.		01/13/2015: Received final HUD, which supports cash out at closing. Fees remains within tolerances. Condition cleared.
LTV is lower than guideline maximum LTV/CLTV of 50.99% vs 80.00; Reserves are higher than guideline minimum 757.7 months PITIA reserves vs 12 months reserves. ; Years in Field Borrower employed in field 35 years. ;

300000109	$900,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/12/14: CDA provided reflecting a value of $1,810,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
LTV is lower than guideline maximum LTV/CLTV of 50.99% vs 80.00; Reserves are higher than guideline minimum 757.7 months PITIA reserves vs 12 months reserves. ; Years in Field Borrower employed in field 35 years. ;

300000106	$456,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Assets are not sourced/seasoned	Missing documentation for source of funds for $40,000.00 deposit to the first bank account in the assets section of the 1003 for $40,000.00 on 03/13/2013.
01/19/2015: Received e-mail from the Borrower that confirms funds were a repayment on the loan made to a personal party. Statement dated 03/29/2010 confirmed withdrawal of $300,000 in rupees. Borrower provided 2011 statement confirming assets; however, nothing provided for 2013.  Audit deducted unsourced deposit from assets.  Borrower has 16 months PITIA reserves remaining after closing.  Condition cleared.
																				Years in Field 4.5 years with current employer, 7 years in same profession; Full Documentation 3 years income verified; DTI is lower than guideline maximum 33.85% < 38.00% maximum;
300000106	$456,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $1,102.54. Missing TIL itemization to determine under disclosure.		1/7/2015: Audit has reanalyzed loan file and condition is deemed not valid.			Years in Field 4.5 years with current employer, 7 years in same profession; Full Documentation 3 years income verified; DTI is lower than guideline maximum 33.85% < 38.00% maximum;
300000106	$456,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $570,000, 0.00% variance, is within tolerance. Condition cleared.			Years in Field 4.5 years with current employer, 7 years in same profession; Full Documentation 3 years income verified; DTI is lower than guideline maximum 33.85% < 38.00% maximum;
300000105	$693,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $990,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000103	$495,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $775,000, 0.00% variance, is within tolerance. Condition cleared.
300000102	$800,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Property Taxes	Missing confirmation of annual tax amount for the 2 additional properties listed on REO schedule.
01/19/2015: Received tax bill for REO #2 which is a lot.  Confirmed taxes of $154.25/mo and HOA fees of $225/month.  Received parcel search for REO #3 property, which did not include a tax search.  County tax collector confirm 2014 taxes were $1,931.34/month.  Reviewer used, since 2012/2013 taxes were not found. DTI remains within guidelines. Condition cleared.
																				LTV is lower than guideline maximum 44.44% LTV ; DTI is lower than guideline maximum 800 FICO ; Years in Primary Residence 15 years pride of ownership;
300000102	$800,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Evidence REO Property is Owned Free and Clear	Please provide proof the 2 additional REO properties are free and clear.
01/19/2015: Received deed for REO #3, and e-mail that stated property has no liens. Searched  county clerk, and found no mortgage/deed of trust.  Also, found no mortgage/deed of trust recorded for the lot with  County clerk.  Condition cleared.
																				LTV is lower than guideline maximum 44.44% LTV ; DTI is lower than guideline maximum 800 FICO ; Years in Primary Residence 15 years pride of ownership;
300000102	$800,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided in file		01/12/14: CDA provided reflecting a value of $1,800,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			LTV is lower than guideline maximum 44.44% LTV ; DTI is lower than guideline maximum 800 FICO ; Years in Primary Residence 15 years pride of ownership;
300000101	$640,000	MA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	The 1120 Corporate tax returns and the 1040 Personal tax returns for the tax years 2012, 2011 and 2010 are not signed. Please provide executed tax returns.		1/7/2015: The loan closed pre-QM, signed tax returns not required. Condition deemed not valid.
No Mortgage Lates 0 x 30 housing history; Reserves are higher than guideline minimum 334.60 months reserves > 6 months reserves; Years Self Employed 17 years self employed; Years in Field 27years in field; Years in Primary Residence 15 years in Primary Residence;

300000101	$640,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	CDA	01/09/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared. 01/07/2015: Nothing received to clear this item. Condition remains.
No Mortgage Lates 0 x 30 housing history; Reserves are higher than guideline minimum 334.60 months reserves > 6 months reserves; Years Self Employed 17 years self employed; Years in Field 27years in field; Years in Primary Residence 15 years in Primary Residence;

300000100	$900,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,355,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years on Job 4.4 years on job.; Reserves are higher than guideline minimum 98 months reserves > 6 months min; Years in Field 12 years in field.;
300000099	$510,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of 865,000, 0.00% variance, is within tolerance. Condition cleared.
300000098	$1,237,500	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
File is missing documentation to validate bonus income for both Borrowers. Lender averaged 2 years bonus income for both Borrowers. File is missing documentation to validate bonus income used. Items received are subject to additional conditions.

B1's year end statement for 2011 and 2012 provided to verify bonus income. However we are unable to obtain co-borrower's bonuns income, re-underwrite without it, no change in DTI, please review revised underwriting worksheet and supporting paystubs attached.

01/14/2015: Audit has re-analyzed the loan documents and determined that income used for borrower is base plus 2 yr bonus average; and income used for co-borrower is base only. Total income is $62,388.84. Audit review of all documentation submitted is deemed acceptable, condition cleared.
																				FICO is higher than guideline minimum 793 FICO; Disposable Income is higher than guideline minimum $48,156 in Disposable Income; DTI is lower than guideline maximum 21.10% DTI;
300000098	$1,237,500	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not Provided	CDA
01/09/2015: A CDA report reflecting a value of $1,650,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.
																				FICO is higher than guideline minimum 793 FICO; Disposable Income is higher than guideline minimum $48,156 in Disposable Income; DTI is lower than guideline maximum 21.10% DTI;
300000097	$845,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $1,295,000, 0.00% variance, is within tolerance. Condition cleared.
300000096	$805,000	NH	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		1/28/2015: A CDA report with a reconciled value of $2,200,000 at -15.4% variance was provided. Condition cleared.
300000096	$805,000	NH	Underwriting Complete	N/A	N/A	Property	Acknowledged	C	C	VC	C	C	Value	Appraised value not supported
A CDA report with a reconciled value of $2,200,000 at -15.4% variance was provided. Field review was not provided. LTV using reconciled value = 36.59% which adheres to applicable guidelines. Valuation grade = C.

A CDA report with a reconciled value of $2,200,000 at -15.4% variance was provided. Field review was not provided. LTV using reconciled value = 36.59% which adheres to applicable guidelines. Valuation grade = C.

300000095	$1,960,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/09/2015: A CDA report reflecting a value of $2,800,000 which is a 0% variance was provided. Condition Cleared.
300000094	$1,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA report not provided		01/12/14: CDA provided reflecting a value of $3,300,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000093	$490,000	MA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Provide two years IRS tax transcripts. Two years tax returns provided in file were not signed. Missing borrower's 2011 & 2012 W2's. Missing evidence of commission/bonus income.		1/7/2015: Loan closed pre-QM, signed tax returns not required. Condition deemed not valid.
300000093	$490,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/06/2015: CDA provided reflecting value of $700,000, 0.00% variance, is within tolerance. Condition cleared.
300000092	$955,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	DTI	DTI Exceeds Guidelines	45.94% > 36% DTI. The Lender did not include the monthly payment of $2701 from the departing residence as reflected on the final 1003.
Underwriting guidelines at the time allowed to withhold 6 months PITI from reserves and omit debt pending sale. Please see attached property profile confirming property was sold within 6 months post closing. Per confirmed sales price and loan balance, sale proceeds would not have any negative impact on the borrower.
																	01/12/2015: Audit reviewed the lender rebuttal and has determine that the property profile submitted reflects the departing residence was sold. DTI is 35.20%. Condition cleared.
Years on Job 5 yrs on Job; No Mortgage Lates 0 mortgage lates in the last 40 reviewed; FICO is higher than guideline minimum 812 FICO > 800 min; Reserves are higher than guideline minimum 127 months reserves;

300000092	$955,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned	Please provide a fully executed HUD reflecting that the departing residence has been sold.
Subject property sold after loan closing. Underwriting guidelines at the time allowed to withhold 6 months PITI from reserves and omit debt pending sale. Please see attached property profile confirming property was sold within 6 months post closing. Per confirmed sales price and loan balance, sale proceeds would not have any negative impact on the borrower.
																	01/12/2015: Audit reviewed the lender rebuttal and has determine that the property profile submitted reflects the departing residence was sold. Condition cleared.
Years on Job 5 yrs on Job; No Mortgage Lates 0 mortgage lates in the last 40 reviewed; FICO is higher than guideline minimum 812 FICO > 800 min; Reserves are higher than guideline minimum 127 months reserves;

300000092	$955,500	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns	Missing executed personal tax returns for all Borrowers. Please provide the executed personal tax returns for all Borrowers for 2011 and 2012.		1/7/2015: Loan closed pre-QM, signed tax returns not required. Condition deemed not valid.
Years on Job 5 yrs on Job; No Mortgage Lates 0 mortgage lates in the last 40 reviewed; FICO is higher than guideline minimum 812 FICO > 800 min; Reserves are higher than guideline minimum 127 months reserves;

300000092	$955,500	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Business Returns	Missing executed business returns for Borrower. Please provide the executed business returns for the Borrower from 2011 and 2012.		1/7/2015: Loan closed prior to QM, signed tax returns not required. Condition deemed not valid.
Years on Job 5 yrs on Job; No Mortgage Lates 0 mortgage lates in the last 40 reviewed; FICO is higher than guideline minimum 812 FICO > 800 min; Reserves are higher than guideline minimum 127 months reserves;

300000092	$955,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $1,470,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

Years on Job 5 yrs on Job; No Mortgage Lates 0 mortgage lates in the last 40 reviewed; FICO is higher than guideline minimum 812 FICO > 800 min; Reserves are higher than guideline minimum 127 months reserves;

300000091	$625,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Years Self Employed 42 yrs > 2 yrs; DTI is lower than guideline maximum 27.22% < 38%; No Rental Lates 0x30;
300000090	$2,000,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided.		01/12/14: CDA provided reflecting a value of $3,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000089	$521,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Appropriately Calculate Liabilities
The P&I payments for the borrowers' primary residence and additional property listed 3rd on the 1003 REO schedule were verified by statements in file and indicated no escrows. The lender used $1,099 per month for tax and insurance on primary residence and no tax or hazard for REO #3. Please provide documentation to evidence tax and insurance liabilities for both properties.

01/15/2015: Received appraisal for primary residence, which supports taxes of $825.17/month. Hazard is $3,291 /12 = $274.25, which was figures used on final 1003 in file.  Appraisal for REO #3 confirms taxes of $454.58, plus hazard of $570/12 = $47.50. DTI remains within guidelines. Condition cleared.  1/13/2015: Nothing received to clear this item. Condition remains.
																				Reserves are higher than guideline minimum 383 months verified reserves on all properties; FICO is higher than guideline minimum 760 Fico Score; DTI is lower than guideline maximum 15.52% DTI;
300000089	$521,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Reserves are higher than guideline minimum 383 months verified reserves on all properties; FICO is higher than guideline minimum 760 Fico Score; DTI is lower than guideline maximum 15.52% DTI;
300000088	$500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/12/14: CDA provided reflecting a value of $750,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			FICO is higher than guideline minimum 644 score; LTV is lower than guideline maximum 66.67% TLV; DTI is lower than guideline maximum 34.31% DTI;
300000086	$500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	CDA
01/09/2015: A CDA report reflecting a value of $1,200,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

300000085	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $2,100,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

300000084	$640,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Condo Review Documentation	A condo questionnaire was not provided.		01/06/2015: Received HOA Questionnaire. Confirmed HOA fee and no pending litigation, condition cleared.
Years in Field B1 16 years in field, B2 12 years in field; Reserves are higher than guideline minimum 90.2 months verified higher than 6 month minimum; DTI is lower than guideline maximum 17.17% lower than 38% maximum;

300000084	$640,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $925,000, 0.00% variance, is within tolerance. Condition cleared.
Years in Field B1 16 years in field, B2 12 years in field; Reserves are higher than guideline minimum 90.2 months verified higher than 6 month minimum; DTI is lower than guideline maximum 17.17% lower than 38% maximum;

300000083	$500,000	MA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	Tax returns for the 2010 and 2011 tax years are in the file. Loan was originated 05/21/2013; 2012 tax returns should be present in the loan file or evidence of an extension filed.	2012 tax extension was used at origination, please see attached.	01/12/2015: Audit review of 2012 tax extension documentation submitted is deemed acceptable, condition cleared.			FICO is higher than guideline minimum 803 score; Years on Job 15 years on job; LTV is lower than guideline maximum 21.74% LTV;
300000083	$500,000	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $2,300,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.
																				FICO is higher than guideline minimum 803 score; Years on Job 15 years on job; LTV is lower than guideline maximum 21.74% LTV;
300000080	$962,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/06/2015: CDA provided reflecting value of $1,375,000, 0.00% variance, is within tolerance. Condition cleared.
300000078	$1,400,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
01/09/2015: A CDA report reflecting a value of $2,076,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

300000076	$650,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2015: CDA provided reflecting value of $2,600,000, 0.00% variance, is within tolerance. Condition cleared.
300000075	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	CDA
01/09/2015: A CDA report reflecting a value of $5,300,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

300000074	$775,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Missing SSI benefit letter and 1099 for retirement distribution.
01/14/2015: Lenders underwriting policy did not require SS award’s letter at time of closing if able to verify income through tax returns. In this case, UW used SS income due to 2yr history on taxes (2011 - 2012). This is an acceptable  (pre-QM) verification. Also, both borrowers are of retirement age which would indicate that SS would be continuous. However, if SS income was not used, the resulting DTI would be 37.87%, which makes the lack of a benefit letter immaterial. The borrowers have $4.2 MM PLL, excellent credit profiles with respective 800 and 785 mid scores and LTV of 48.44%.

01/14/2015: Audit reviewed the lender rebuttal and has determine that the 2011/2012 tax returns are sufficient to verify SS income for pre-QM loans, condition cleared.
 01/13/2015: Nothing received to clear this item. Condition remains.

Current Mortgage Payment is lower than previous payment New Payment of $3476.04 is lower than old payment of $6593.00; Full Documentation Loan is full documentation.; No Mortgage Lates no mortgage lates on credit.;

300000074	$775,000	CA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $692.79. Missing TIL itemization to determine under disclosure.
Disagree, lender over disclosed HOA Cert. fees in the amount of $490, and Per diem interest in the amount of $59.20. And under disclosed Signing fee in the amount of $100. This totalled in over disclosure of Finance Charges in the amount of $449.20. No Violation.

01/14/2015:  Audit has re-analyzed the HUD-1 documentation and determined that an Attorney fee for personal representation in the amount of $972 was inadvertently included as a finance charge.  Condition deemed invalid.
 01/13/2015: Nothing received to clear this item. Condition remains.

Current Mortgage Payment is lower than previous payment New Payment of $3476.04 is lower than old payment of $6593.00; Full Documentation Loan is full documentation.; No Mortgage Lates no mortgage lates on credit.;

300000074	$775,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Current Mortgage Payment is lower than previous payment New Payment of $3476.04 is lower than old payment of $6593.00; Full Documentation Loan is full documentation.; No Mortgage Lates no mortgage lates on credit.;

300000073	$800,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
Audited DTI of 39.44 is higher than the lender's maximum allowed DTI of 38%.  Based on the Loan Approval, it appears a DTI exception was granted to allow 39% DTI.  Audited DTI exceeds this by .44%.  The difference was caused by audited income calculations based on tax returns in file.
																	1/12/2015: Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as 747 FICO, Self Employment Stability and Mortgage payment history paid as agreed.	Exception	Aggregator
FICO is higher than guideline minimum 747 FICO score vs 720 minimum score ; Reserves are higher than guideline minimum 82.5 months PITIA reserves vs 12 months minimum reserves ; Years Self Employed Self employed for 14 years;

300000073	$800,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Provide the following documentation to confirm sufficient liquid assets at time of closing: 1) Documentation to confirm earnest money of $33,000 cleared bank accounts prior to 6/14/2013.  Evidence of cleared earnest money was not provided in file. 2) Documentation confirming liquidation of funds for closing of $274,538.19.  The Loan Approval  indicates funds for closing would come from the Borrower's IRA, since the sale of departing residence did not occur prior to closing.  The wire in file confirms funds were sent; however, documentation confirming wire from IRA to  checking was not found in file.

Verification of earnest money and source of fund were not obtained at closing. We would like to request investor to make decision based on 1) departing residence was sold 2 months later, that would increased PLL (profile attached) 2) good equity in REO 3) Excellent mortgage payment history

01/16/2015: Audit reviewed the lender rebuttal and has determine that the assets are sufficient to qualify for the loan without verification of EMD and IRA. Verified Assets $723,356.35 - CTC & EMD  $307,538.19 - combined REO PITI $5,996 x6= $35,976 - Primary PITI $5,497.65 x 6= $32,859 - Subject PITI $3,842.91 x6= $23,057.46 = Total $323,925.70. Sold departing residence on 09/17/2013. Finding is immaterial to loan decision, therefore no further documentation required. Condition cleared.

FICO is higher than guideline minimum 747 FICO score vs 720 minimum score ; Reserves are higher than guideline minimum 82.5 months PITIA reserves vs 12 months minimum reserves ; Years Self Employed Self employed for 14 years;

300000073	$800,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Provide taxes and insurance for the following $638/month. Current primary residence, Upon receipt and review, additional conditions may apply.
01/15/2015: Lender used following formula to compute hazard: $901,392 x .32% /12 = $240.37/month estimated hazard. Taxes & Hazard total $1,363.65, PITIA for primary residence is $5,497.65.  DTI remains with tolerance. Condition cleared.   01/13/2015: Received taxes , payment of $1,123.28 is less than $1,200 used on 1003, still need evidence of insurance to be no more than 76.72/month. Condition remains open.

FICO is higher than guideline minimum 747 FICO score vs 720 minimum score ; Reserves are higher than guideline minimum 82.5 months PITIA reserves vs 12 months minimum reserves ; Years Self Employed Self employed for 14 years;

300000073	$800,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Provide tax search or other supporting documentation to confirm the Borrowers have no ownership interest in the following properties: 1) Property listed as former address on the 1003 2) property A on the 2011 1040 Schedule E,.

01/15/2015: Received documentation confirming no ownership in Schedule E property.    Condition cleared.  1/13/2015: Received documentation confirming no current ownership in prior residence. Still need documentation to confirm no ownership in Schedule E property A; it was not listed as real estate owned on the final loan application in file. Condition remains open.

FICO is higher than guideline minimum 747 FICO score vs 720 minimum score ; Reserves are higher than guideline minimum 82.5 months PITIA reserves vs 12 months minimum reserves ; Years Self Employed Self employed for 14 years;

300000073	$800,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/12/14: CDA provided reflecting a value of $1,100,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 747 FICO score vs 720 minimum score ; Reserves are higher than guideline minimum 82.5 months PITIA reserves vs 12 months minimum reserves ; Years Self Employed Self employed for 14 years;

300000072	$700,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Income/Employment	Failure to obtain Income Documentation	Pay stubs in file on page 161 and 462 do not have borrower name or last 4 digit of SSN. Cannot identify who the document belongs to.		01/14/2015: Received post closing paystub for co-borrower, which confirms same company and direct deposit information as the online paystub. Condition acknowledged.	Waiver	Originator	FICO is higher than guideline minimum 801 credit score; Reserves are higher than guideline minimum 864 months reserves; LTV is lower than guideline maximum 60.09% LTV;
300000072	$700,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/06/2015: CDA provided reflecting value of $1,165,000, 0.00% variance, is within tolerance. Condition cleared.			FICO is higher than guideline minimum 801 credit score; Reserves are higher than guideline minimum 864 months reserves; LTV is lower than guideline maximum 60.09% LTV;
300000068	$1,795,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
The 1040 Personal Tax Returns for years 2012 and 2010 were not provided for analysis. Additionally, the income ledger provided to the Lender does not identify what time frame the income covers. The lender calculated income based on 7 months; however the employer supplied no evidence that this was the actual time frame.  Items received are subject to additional conditions.

01/28/2015: See attached extension for 2012 tax returns and complete 2010 tax returns. The borrower advised that the income ledger is through July 2013. Lender has been trying to contact the borrower for additional documentation. Lender requests investor render a decision based on compensating factors; 70% LTV, excellent credit profiles with credit scores of 779/796, stable employment of 22 yrs., $1.1MM PLL

01/28/2015: Received undated income ledger, 2012 tax extension and 2010 1040 return. Review of 2010 & 2011 returns confirm average income of $48,820.63, vs $35,672.17 used by Lender. Compensating factors are: 779 FICO Score,  12 years of self employment, 146 months PITIA reserves. Condition cleared.

Years Self Employed 12 years as Partner with current Firm; CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 146.6 Months Reserves > 6 months minimum required; FICO is higher than guideline minimum 779 FICO;

300000068	$1,795,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned
The file is missing the HUD-1 on the sale of the Borrowers prior residence. The Lender indicates the residence was in purchase negotiations with utility company and did not include the mortgage payment in DTI calculations, however no listing agreement was in file. Please provide either the final HUD-1 or evidence of active listing. Items received are subject to additional conditions.
																01/27/2015: See attached copy of residential listing agreement for borrower's prior residence. Also, attached is a property profile showing that utility company is listed as new owner.
01/27/2015: Audit review of the Purchase Contract and Property Profile for Borrowers prior residence confirms the owner as utility company with a sale date of 03/31/2014, documentation submitted is deemed acceptable. Condition cleared.

Years Self Employed 12 years as Partner with current Firm; CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 146.6 Months Reserves > 6 months minimum required; FICO is higher than guideline minimum 779 FICO;

300000068	$1,795,500	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Legal Documents	Failure to Obtain Required Documentation	The file is missing evidence that the Borrower is not responsible for the mortgage payment on property listed on the 1003 as a REO. Items received are subject to additional conditions.
01/28/2015: Loan Specialist did pull a property profile on the address and noticed that as of 4/17/2012, and it reflects an "Intrafamily Transfer". The transfer tax on document indicated as Exempt (See attached). The prior mortgage recording is in both borrower and non-borrower names. The credit report pulled with the file reflects the mortgage as a joint entry between borrower and his wife. Lender requests Investor render a decision based on compensating factors; 70% LTV, excellent credit profiles with credit scores of 779/796, stable employment of 22 yrs., $1.1MM PLL. Lender did include 50% of mortgage payment even though non-borrower is making the payments.

01/28/2015: Received Lender rebuttal and property profile, which does not prove Borrower is not responsible for mortgage payment on.  Audit included payment in debt, DTI increased to 39.79% Condition acknowledged.
																		Waiver	Originator
Years Self Employed 12 years as Partner with current Firm; CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 146.6 Months Reserves > 6 months minimum required; FICO is higher than guideline minimum 779 FICO;

300000068	$1,795,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Verify Housing History	The file is missing evidence of the housing history for their current residence. Items received are subject to additional conditions.		01/28/2015: Received printout of mortgage payment history for current residence, which confirmed no late payments from the time of origination through closing. Condition cleared.
Years Self Employed 12 years as Partner with current Firm; CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 146.6 Months Reserves > 6 months minimum required; FICO is higher than guideline minimum 779 FICO;

300000068	$1,795,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $2,600,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
Years Self Employed 12 years as Partner with current Firm; CLTV is lower than guideline maximum 70% CLTV; Reserves are higher than guideline minimum 146.6 Months Reserves > 6 months minimum required; FICO is higher than guideline minimum 779 FICO;

300000067	$535,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $775,000, 0.00% variance, is within tolerance. Condition cleared.			Reserves are higher than guideline minimum 49.5 months verified higher than 6 months minimum; DTI is lower than guideline maximum 27.49% lower than 38% maximum; Years on Job 8 years on job;
300000063	$500,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/06/2014: CDA provide reflecting 0.00% variance, within tolerance. Condition cleared.			Reserves are higher than guideline minimum ; Full Documentation ; FICO is higher than guideline minimum ;
300000062	$730,400	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.
01/09/2015: A CDA report reflecting a value of $1,250,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

110766735	$885,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Failure to obtain Evidence of Self Employment	A 3rd party verification was not provided, i.e.; a CPA letter, business license, was not in the file.		1/7/2015: 3rd party verification not required. Condition deemed not valid.
DTI is lower than guideline maximum DTI is 20.54% based on a 2 year average which is more conservative than the approval; FICO is higher than guideline minimum The FICO score is 766; Reserves are higher than guideline minimum 2149.90 mos verified;

110766735	$885,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $1,450,000, 0.00% variance, is within tolerance. Condition cleared.
DTI is lower than guideline maximum DTI is 20.54% based on a 2 year average which is more conservative than the approval; FICO is higher than guideline minimum The FICO score is 766; Reserves are higher than guideline minimum 2149.90 mos verified;

300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Servicing Disclosure Statement not provided within 3 business days of application date.	The Servicing Disclosure Statement in the file is dated 01/24/2014 and the original application date is 09/13/2013.	See attached initial disclosures that are uploaded under the "Missing Notice to Home Loan Applicant" Finding.	01/12/2015: Audit review of all initial documentation, dated 09/18/2013, submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Good Faith Estimate	Missing Good Faith Estimate.	See attached initial disclosures that are uploaded under the "Missing Notice to Home Loan Applicant" Finding.	01/12/2015: Audit review of all initial documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing Initial Truth in Lending (Lender Disclosure)	Missing Initial Truth in Lending.	See attached initial disclosures that are uploaded under the "Missing Notice to Home Loan Applicant" Finding.	01/12/2015: Audit review of all initial documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Missing ARM Loan Program Disclosure	Missing ARM Loan Program Disclosure.	See attached initial disclosures that are uploaded under the "Missing Notice to Home Loan Applicant" Finding.	01/12/2015: Audit review of all initial documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing Special information booklet.	Missing Special Information Booklet.
The special information booklet goes out with our initial disclosures within 3 days and is part of our workflow, however these are not imaged. Our loan origination team monitors these to ensure they’re sent out within 3 days. See attached Initial Disclosures, pg 3 lists this booklet and evidence it was sent out on 09/13/2013. Initial disclosures for this loan is attached under the "Missing Notice to Home Loan applicant" finding,
																	01/12/2015: Audit review of all initial documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	Federal Consumer Protection	FACTA - Notice to Home Loan Applicant & Consumer Score Disclosure not provided	Missing Notice to Home Loan Applicant & Consumer Score Disclosure.	See attached initial disclosures package.	01/12/2015: Audit review of all initial documentation submitted is deemed acceptable, condition cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000061	$1,056,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	CDA	01/09/2015: A CDA report reflecting a value of $1,375,000 which is a 0% variance was provided. Condition Cleared.			Reserves are higher than guideline minimum 80 months > 6 months minimum; No Mortgage Lates No mortgage lates in the last 30 months; DTI is lower than guideline maximum 31.54% DTI < 38.00% maximum;
300000060	$857,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Inconsistent Documentation	1003 lists borrower employed with employer for 1.10 years while Schedule C income is being used.	The borrower is employed by a company and is paid by 1099 income which is supported by the attached statement of earnings. The approval also disclosed borrower employed by the company.	01/12/2015: Audit reviewed the lender rebuttal and has determine that the 1099 income and approval documentation submitted supports that the borrower is employed by the employer. Condition cleared.
Full Documentation Full Income Documentaion provided; FICO is higher than guideline minimum 768 credit score exceeds 720 minimum requirement; Reserves are higher than guideline minimum 258.2 moths reserves;

300000060	$857,000	NY	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
Audited DTI of 41.64% is higher than the lender's maximum allowed DTI of 38%. Based off the Lender's Loan Approval, it appears a DTI exception was granted to allow 40% DTI.  Audited DTI exceeds this by 1.64%.  The difference was caused by the underwriter excluding Schedule C meals and entertainment in the calculations.
																	1/5/2014: Audit hereby acknowledges the higher DTI as non-material. Adequate compensating factors are noted as: 234 months reserves, 768 FICO and verified cash of $1,196,835.99	Exception	Aggregator
Full Documentation Full Income Documentaion provided; FICO is higher than guideline minimum 768 credit score exceeds 720 minimum requirement; Reserves are higher than guideline minimum 258.2 moths reserves;

300000060	$857,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.	CDA	01/09/2015: A CDA report reflecting a value of $1,730,000 which is a 0% variance was provided. Condition Cleared.
Full Documentation Full Income Documentaion provided; FICO is higher than guideline minimum 768 credit score exceeds 720 minimum requirement; Reserves are higher than guideline minimum 258.2 moths reserves;

300000059	$870,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Failure to obtain lease documents	Only 4 lease agreements provided. There are over 43 properties that are rentals without the agreements in the file.		1/7/2015: Loan closed prior to QM guides, lease agreements not required. Condition deemed not valid.			DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 127.7 mos > 6 mos;
300000059	$870,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Insufficient credit history	Borrower was 1X30 on two mortgages within the past 12 months.		1/7/2015: Condition deemed not valid.			DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 127.7 mos > 6 mos;
300000059	$870,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing hazard insurance declaration	The hazard insurance policy in the file is not for the subject property. No policy was provided for the subject property.	Please see attached insurance for subject.	01/20/2015: Audit review of hazard insurance policy documentation submitted is deemed acceptable, condition cleared.			DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 127.7 mos > 6 mos;
300000059	$870,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	CDA	01/09/2015: A CDA report reflecting a value of $1,450,000 which is a 0% variance was provided. Condition Cleared. 01/07/2015: Nothing received to clear this item. Condition remains.			DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 127.7 mos > 6 mos;
300000058	$714,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing hazard insurance declaration	Home Owners Insurance declaration page missing Borrower premium amount.	Please see attached insurance information.
01/16/2015:Audit review of Home Owners Insurance declaration page, premium amount included, documentation submitted is deemed acceptable, condition cleared.
 01/13/2015: Nothing received to clear this item. Condition remains.
																				DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 171.30 mos > 2 mos;
300000058	$714,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation	Loan approval states Borrower is currently refinancing additional properties that will be closing concurrently with this loan. Lender to provide the terms of the new payments for REO being refinanced.
01/15/2015: Received notes for the 5 properties listed on the Loan Approval Worksheet as being refinanced.  DTI remains within tolerance.  Condition cleared. 01/13/2015: Nothing received to clear this item. Condition remains.
																				DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 171.30 mos > 2 mos;
300000058	$714,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $1,190,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			DTI is lower than guideline maximum 19.08% > 38.00%; Years in Field 20 yrs > 2 yrs; Reserves are higher than guideline minimum 171.30 mos > 2 mos;
300000057	$2,194,000	NY	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Second Lien Note	There is evidence of secondary financing present in the loan file; however, the Note is missing from the loan file.	See attached copy of 2nd Lien Note.	01/08/2015: Audit review of 2nd Lien Note documentation submitted is deemed acceptable, condition cleared.
300000057	$2,194,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/07/2015: A CDA report reflecting a value of $5,500,000 which is a 0% variance was provided. Condition Cleared.
300000053	$589,875	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Failure to Obtain Required Documentation
The file is missing evidence of paid mortgages as indicated on the credit report. The file is also missing a complete Schedule of Real Estate itemizing all properties owned by the Borrower. Items received are subject to additional conditions.
																	1/26/2015: Evidence of paid mortgages were provided, as well as u/w schedule of real estate was provided. Condition cleared.			Years Self Employed 27 Years as a Real Estate Investor; FICO is higher than guideline minimum 790 FICO; DTI is lower than guideline maximum 32.23% DTI < 38% Maximum;
300000053	$589,875	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	The file is missing the partnership returns for 2010, 2011, 2012 for business A&B listed on the 2011 Schedule E. Items received are subject to additional conditions.		01/26/2015: 2010, 2011 and 2012 partnership returns provided. Condition cleared.			Years Self Employed 27 Years as a Real Estate Investor; FICO is higher than guideline minimum 790 FICO; DTI is lower than guideline maximum 32.23% DTI < 38% Maximum;
300000053	$589,875	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided	CDA
01/09/2015: A CDA report reflecting a value of $787,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an  appraisal score, which does not clear this item. Condition remains.
																				Years Self Employed 27 Years as a Real Estate Investor; FICO is higher than guideline minimum 790 FICO; DTI is lower than guideline maximum 32.23% DTI < 38% Maximum;
300000052	$474,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	cda	01/07/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.			Years on Job ; Years in Primary Residence ; Reserves are higher than guideline minimum ;
300000049	$1,830,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Terms/Guidelines	Missing Evidence of Taxes and Insurance	The file is missing evidence of taxes and insurance on the 2nd home . The screen print supplied by the Lender reflects no escrowed account. Items received subject to additional conditions.
1/28/2015: Lender acknowledges TI missing from DTI calculations for non subject property. Attached property profile verifies 2014 taxes at $8205.64/yr and insurance conservatively calculated by .0035% of property value at $2362.50/yr. This results in $885/mo TI expenses, and resulting DTI of 40%. DTI is still within guidelines and mitigated by exceptional PLL $2.4mil and excellent credit scores of 763/749.

1/28/2015: Audit has reanalyzed loan file and determined hazard insurance premium and taxes  at time of origination is acceptable as using hazard insurance and taxes combined  amount of $885 increased DTI to 36.77% which does not have an adverse affect on the loan.   Condition acknowledged.
																		Waiver	Originator
Disposable Income is higher than guideline minimum $,23,127.61 in Disposable Income; FICO is higher than guideline minimum FICO 749; Years Self Employed Borrower has been self-employed as a Dentist for 17 years;

300000049	$1,830,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $2,475,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

Disposable Income is higher than guideline minimum $,23,127.61 in Disposable Income; FICO is higher than guideline minimum FICO 749; Years Self Employed Borrower has been self-employed as a Dentist for 17 years;

300000048	$692,000	CT	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of HOA Fees	Missing evidence of HOA amount for the borrowers primary residence.	See attached copy of OA 1st page for HOA maintenance fees.	01/08/2015: Audit review of all documentation submitted is deemed acceptable, condition is deemed invalid.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
300000048	$692,000	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Verification of Taxes and Insurance amounts for Rental Property	Missing tax / insurance verification for REO #3 on the final 1003.
See attached property profile which reflect property taxes in the amount of $3,598.70 div by 12 = $299.89/mos. Insurance calculated by industry standards of unpaid balance of $66,381 X .0032 = $212.42 div 12 = $17.70/mos.
																	01/08/2015: Audit review of all documentation submitted is deemed acceptable, condition cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
300000048	$692,000	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance	Missing tax / insurance verification for the borrowers primary residence.
The property is a Co-op and has a monthly maintenance fee which covers all building expenses including HOA, insurance and real estate taxes. A HO 6 is not required for Co-ops. . Attached is 1st page of OA and maintenance letter which discloses the maintenance fee for this Co-op.
																	01/09/2015: Audit reviewed the lender rebuttal and has determine that the monthly maintenance fee covers all building expenses including HOA. Condition cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
300000048	$692,000	CT	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/07/2015: A CDA report reflecting a value of $1,100,000 which is a 0% variance was provided. Condition Cleared.			LTV is lower than guideline maximum ; DTI is lower than guideline maximum ; Reserves are higher than guideline minimum ;
300000047	$1,443,750	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Lease Agreements	No lease agreements were provided for any of the owned properties.		1/7/2015: Loan closed prior to QM guides, lease agreements not required. Condition not valid.
DTI is lower than guideline maximum DTI is 13%; Years in Field Borrower has been 27 years in the field, co-borrower 25; Reserves are higher than guideline minimum Borrower has more than $1.5mm in assets;

300000047	$1,443,750	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	CDA	01/08/2015: A CDA report reflecting a value of $1,925,000 which is a 0% variance was provided. Condition Cleared.
DTI is lower than guideline maximum DTI is 13%; Years in Field Borrower has been 27 years in the field, co-borrower 25; Reserves are higher than guideline minimum Borrower has more than $1.5mm in assets;

300000046	$1,226,400	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Lease Agreements
The lease agreement for the property on the 1040 Schedule E was not provided.  And the lease agreements for the subject property were not provided where the appraiser indicated 2 of the units were rented and the Seller gave credit for rents and security deposit at closing.
																	1/7/2015: Loan closed prior to QM guides, lease agreements not required. Condition cleared.			No Mortgage Lates prior mortage, 48 mos, no lates; FICO is higher than guideline minimum 781 FICO; Years in Field 6 years positive cash flow;
300000046	$1,226,400	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $1,752,000, 0.00% variance, is within tolerance. Condition cleared.			No Mortgage Lates prior mortage, 48 mos, no lates; FICO is higher than guideline minimum 781 FICO; Years in Field 6 years positive cash flow;
300000045	$1,000,000	NY	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing income documentation	Two years tax returns provided in file were not signed.
The borrower is a salaried wage earner for 4 years with the same company and not self-employed. The file contains 2011, 2012 W-2’s & pay stubs from 12/13/2013 and 02/07/2014 (See Attached). The 3 years tax returns reflect consistent income with no schedule 'C' income. Investor has advised Lender that If tax returns are not signed, a W-2 will serve as third party verification for salaried borrowers.

01/07/2015:  Audit reviewed the lender rebuttal and has determine that copies of tax returns and W2's provided are sufficient to verify income for wage earners, signed tax returns are not required for salaried wage earners.  Condition cleared.
																				LTV is lower than guideline maximum LTV is 36.6% ; Reserves are higher than guideline minimum 474 > 6 months reserve requirement ; DTI is lower than guideline maximum DTI is 27.97% ;
300000045	$1,000,000	NY	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file		01/06/2015: CDA provided reflecting value of $2,750,000, 0.00% variance, is within tolerance. Condition cleared.			LTV is lower than guideline maximum LTV is 36.6% ; Reserves are higher than guideline minimum 474 > 6 months reserve requirement ; DTI is lower than guideline maximum DTI is 27.97% ;
300000043	$825,037	MA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	RESPA	Missing Affiliated Business Disclosure	The Affiliated Business Disclosure was not provided.		1/6/2015: Affiliated Business Disclosure not required. Condition not valid.
300000043	$825,037	MA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.		01/06/2015: CDA provided reflecting value of $1,101,000, 0.00% variance, is within tolerance. Condition cleared.
300000042	$3,721,250	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		01/12/14: CDA provided reflecting a value of $5,725,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			No Mortgage Lates No mortgage lates in 50 months reviewed ; Years Self Employed Self Employed 37 years; FICO is higher than guideline minimum Fico 766;
300000041	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	40.50% DTI > 38% guideline max allowed. The Lender did not include the CoBorrower housing payment in debt ratio.		01/05/2015: Audit hereby acknowledges the higher DTI> 38% as non-material. Adequate compensating factors are noted as: No mortgage lates, LTV is lower than guidelines maximum, 802 FICO.	Exception	Aggregator
LTV is lower than guideline maximum 58.51% LTV/CLTV vs 65.00% LTV/CLTV; Reserves are higher than guideline minimum 118.4 months PITIA reserves vs 24; FICO is higher than guideline minimum 802 FICO score ;

300000041	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Provide taxes and insurance for the following properties, which was not found in file: 1) Taxes & Hazard for primary residence listed on the 1003 dated 1/10/14 2) Taxes and hazard for primary residence on the 1003 signed on 02/18/14

1) Taxes  $11,173.80/yr per profile attached, $931.15/mo, hazard insurance is calculated by 0.32% of UPB is $177.96/mo, T&I combined 1,109.11/mo. 2) Taxes  $1281.28/yr per profile attached, $106.77/mo, hazard insurance is calculated by 0.32% of UPB is $304/mo, T&I combined $410.77/mo.
																	01/12/2015: Audit reviewed the lender rebuttal and has determine that all documentation submitted is deemed acceptable, DTI is 40.74%. Condition cleared.
LTV is lower than guideline maximum 58.51% LTV/CLTV vs 65.00% LTV/CLTV; Reserves are higher than guideline minimum 118.4 months PITIA reserves vs 24; FICO is higher than guideline minimum 802 FICO score ;

300000041	$1,100,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Provide tax search or other supporting documentation to confirm the Borrower has no ownership interest in the following addresses, which were listed as a mailing address or primary residence: 1)the borrowers address on the 2011 1040's.  An e-mail in file indicates this property was sold prior to subject closing; however, the settlement statement confirming sale was not found.  PITIA for this property was not included in debt. 2)additional address listed on tax record that is not on the 1003. 3) The business address on the 2013 W2 is also noted as a mailing address for the borrower. Upon receipt and review, additional conditions may apply.

1)  Property sold, property profile attached. 2)does not appear on profile search as valid address. We would like to request the source of information that investor obtained - please provide further info. 3) is a multi unit apartment complex, profile attached does not reflect borrower's ownership interest.

01/15/2015: Received printout, which reflects #2 is a commercial business. Review of tax returns show Borrower has no ownership interest in business. Documentation show #3, was involved in a 1031 exchange and Borrower has no ownership interest.  Condition cleared.  01/12/2015: Audit reviewed the lender rebuttal and has determine that the property profiles submitted for #1 and #2 are acceptable, #3 on 2012 Sch K1 as address (p561), Form DR 0107 (p568) has not been clarified as to ownership interest.  Condition remains.

LTV is lower than guideline maximum 58.51% LTV/CLTV vs 65.00% LTV/CLTV; Reserves are higher than guideline minimum 118.4 months PITIA reserves vs 24; FICO is higher than guideline minimum 802 FICO score ;

300000041	$1,100,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $1,880,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

LTV is lower than guideline maximum 58.51% LTV/CLTV vs 65.00% LTV/CLTV; Reserves are higher than guideline minimum 118.4 months PITIA reserves vs 24; FICO is higher than guideline minimum 802 FICO score ;

300000040	$500,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $850,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000038	$530,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing asset documentation
Asset documentation provided in the loan file are missing pages from various accounts used in qualifying.  Please provide page 2 and 4 for the 5th account listed on the final application and pages 2, 4, and 6 for the 9th account listed on the final application.

01/15/2014: Received page 1 of the 5th account, and notation indicating # 9 was used for retirement.  Reviewer removed assets, balance remaining is $794,382.11.  PITIA for subject and rental = $11082.60, 71.67 months PITIA reserves remain.  Condition cleared.

300000038	$530,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Business Returns	The 2010, 2011 & 2012 business tax returns in the file have not been signed by the borrower.		1/7/2015: Loan closed as investment property, condition deemed not valid.
300000038	$530,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Income/Employment	Missing Executed Personal Tax Returns	The 2010,2011 & 2012 1040's in the file have not been signed by the borrowers.		1/7/2015: Loan closed as an investment property, condition deemed not valid.
300000038	$530,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	CDA
01/09/2015: A CDA report reflecting a value of $1,250,000 which is a 0% variance was provided. Condition Cleared.
 01/07/2015: Item received is an appraisal score, which does not clear this item. Condition remains.

300000034	$609,000	MA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided		01/12/14: CDA provided reflecting a value of $1,460,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000027	$1,320,000	CT	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to Verify Housing History	Housing history was not provided for all properties owned by the borrower. Credit report does not show any open mortgages and 2 prior paid mortgages.
The lender held all mortgages for REO 2-6, though not reported on credit report. Print screens from the lenders system were included in the file verifying satisfactory 12 month history--please see attached.
																	01/14/2015: Audit review of lenders print screen documentation for all properties was submitted and is deemed acceptable, condition cleared.
FICO is higher than guideline minimum The borrowers FICO score is 760; Years in Field The borrower has been in the financial industry for over 20 years; Reserves are higher than guideline minimum The borrower has over $2MM in verified liquid assets;

300000027	$1,320,000	CT	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided.	CDA	01/20/2015: A CDA report reflecting a value of $2,250,000 which is a 0% variance was provided. Condition Cleared.
FICO is higher than guideline minimum The borrowers FICO score is 760; Years in Field The borrower has been in the financial industry for over 20 years; Reserves are higher than guideline minimum The borrower has over $2MM in verified liquid assets;

300000022	$450,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing HELOC agreement	Provide documentation to confirm HELOC agreement in the amount of $250,000 which closed simultaneously with subject. The HELOC agreement was not found in file.		01/06/2015: Received HELOC agreement. DIT remains within guidelines. Condition cleared.
FICO is higher than guideline minimum 832 FICO vs 720 minimum FICO ; Years on Job 25 Years same employer; Reserves are higher than guideline minimum 411 months PITIA reserves vs 6 month required reser3ves. ;

300000022	$450,000	CA	Underwriting Complete	N/A	N/A	Compliance	Rescind	A	A	RA	A	A	Federal Consumer Protection	ECOA Non-Compliant: Appraisal disclosure not provided within 3 days of application.	Appraisal disclosure was not provided within 3 business days of application as disclosure was provided on 08/10/2014 and application date is 7/10/2014.
Disagree, Application date is 08/08/14 (See attached Stamped HW Start up Sheet), and the initial disclosures were sent out and signed by the borrower on 08/09/14, within 3 business days of the app date. No Violation.
																	01/07/2015: Audit has re-analyzed the loan documents and determined that evidence of initial Application date of 08/08/2014 is correct, and condition is deemed invalid. Condition rescinded.
FICO is higher than guideline minimum 832 FICO vs 720 minimum FICO ; Years on Job 25 Years same employer; Reserves are higher than guideline minimum 411 months PITIA reserves vs 6 month required reser3ves. ;

300000022	$450,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided in file.		01/06/2015: CDA provided reflecting value of $1,815,000, 0.00% variance, is within tolerance. Condition cleared.
FICO is higher than guideline minimum 832 FICO vs 720 minimum FICO ; Years on Job 25 Years same employer; Reserves are higher than guideline minimum 411 months PITIA reserves vs 6 month required reser3ves. ;

300000012	$1,112,000	CA	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Missing HUD from sale of other property owned	Please provide a fully executed HUD from sale of previous residence or DTI will exceed guidelines.
01/21/2015: Final HUD from sold property attached.
 01/15/2015: Final HUD from sold property was not in file, however attached property profile verify that property was sold and recorded within 10 days from closed of subject purchase as concurrent closing, as such not required to include in DTI calculation.

01/21/2015: Audit reviewed the lender rebuttal and has determined that the True & Certified copy of the signed HUD-1 provided for sale of previous property is deemed acceptable.  HUD-1 reflects proceeds in the amount of $248,024.73 to the borrower.  Condition cleared.
 01/15/2015: Received tax search supporting sale of departing residence; however, final HUD is still needed, as Borrower only had liquid assets of $137,392.83 vs $292,870.51 required. Based on documentation in file liquid assets are short by $155,477.68.  The Loan Approval Worksheet approved loan with final HUD as a prior to closing condition. Condition remains.
																				Years in Field 14 Years in field; Reserves are higher than guideline minimum 90.4 mos > 6 mos; DTI is lower than guideline maximum 19.58% DTI < 38% max DTI;
300000012	$1,112,000	CA	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report was not provided	CDA	01/20/2015: A CDA report reflecting a value of $1,390,000 which is a 0% variance was provided. Condition Cleared.			Years in Field 14 Years in field; Reserves are higher than guideline minimum 90.4 mos > 6 mos; DTI is lower than guideline maximum 19.58% DTI < 38% max DTI;
300000011	$560,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	CDA	01/20/2015: A CDA report reflecting a value of $800,000 which is a 0% variance was provided. Condition Cleared.
300000254	$2,525,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to appropriately verify income
The IRA income was not properly documented. Missing 2010 1099R to source where the income came from. Missing documentation to support a 3 year continuance of the IRA income. Missing evidence the income has been received for 2 years.

This loan funded prior to QM guides. Per lender's policy/procedures at time of origination, income was calculated based on tax returns. For strong borrowers who have demonstrated overall good use of credit, the lender would not require this step. We fully reviewed borrower’s credit, financial picture and the loan profile and were comfortable that borrower demonstrates the ability and willingness to handle debts as agreed. Please also note that borrower has paid on the subject loan since origination without delinquencies, which also demonstrates ability to handle any debts incurred both before and subsequent to the closing date. As noted in Loan Policy, Executive Loan Committee does have the ability to waive any requirement in the Loan Policy, and the lender did examine the income calculation in question before signing the subject approval form. Lender requests the lender to review and render a decision. Compensating factors: Excellent credit profile with a 789 credit score, 36.07% LTV, PLL of $3.7MM and DTIs of 38/38.

01/08/2015: Audit has re-analyzed the loan documents and determined that the borrower's 2009 & 2010 tax returns reflect SSI benefits. Based on the borrower's DOB and SSI full benefit age is 66 for people born in 1943-1954.  The 2010 tax returns are acceptable for retirement income verification, condition cleared.

300000254	$2,525,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Failure to obtain Income Documentation	File is missing the business returns for the following years: 2009 and 2010 Business returns.	See attached copies of the requested business tax returns for: 2009 and 2010 for all companies.	01/06/2015: Audit review of 2009 & 2010 business returns. Documentation submitted is deemed acceptable, condition cleared.
300000254	$2,525,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Incorrect rescission model – New creditor refinance requires form H-8	Lender used an H-9 form, this is not a same Lender refinance so an H-8 should have been used.	See attached (correct RTC, TIL and shipping label) - this was self identified and a correct version of the RTC was issued to the borrower on 07/27/2012.	12/09/2014: Notification of error, reopened rescission, evidence of shipment and correct RTC on form H-8 was provided . The rescission period has expired. Condition cleared.
300000254	$2,525,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/03/2014: CDA provided reflecting a value of $6,300,00 which is a -10.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000170	$954,000	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Finance Charge Under Disclosed	Finance Charge Under Disclosure by $246.35. Missing TIL itemization to determine under disclosure.
12/16/2014: see attached, we have refunded the borrower $216.34 (per diem interest) was underdisclosed by 3 days. evidence attached that the refund has been complete, with the RTR form and TIL.
 12/12/2014: disagree with findings, finance charge is not under disclosed, see attached finance charge calculator.

1/12/15: Rescission expired. Condition cleared. 12/16/2014: Notification of error, reopened rescission, evidence of shipment and refund to borrower of $216.34 was provided. Loan will be rated a Fitch B. However, unable to clear condition as loan is currently in the rescission period, rescission expires on 12/17/2014. Loan will be cleared when the rescission period has expired. Condition remains.
 12.11.14 Fees used in audit calculation are as follows: Origination $630, Tax Service $34, Flood $5.50, Insurance Monitor $21, Escrow $550, E-Doc $100, Prepaid Interest $2574.62 = $3915.12. Per executed final TIL provided in file prepaid fees disclosed to borrower = $3,668.78 (L/A 954,000-Amt Fin $950,331.22). Based on the above TIL is underdisclosed in the amount of $246.34. Condition remains.

300000170	$954,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report not provided		12/04/2014: CDA provided reflecting a value of $1,255,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
300000163	$1,275,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines	41.65% DTI > 33% approved by Lender. I appears the Lender did not include the PITI of $4,506 for the REO property and Schedule E to the Borrower 2011 tax returns was not provided to offset.	12/03/2014: The investor has instructed that the lender should not be seeing conditions for recalculated DTIs with a result still < 43%. Please contact lender if you need to confirm.
12/03/2014: Audit hereby acknowledges the higher DTI < 43% as non-material.  Adequate compensating factors are notes as: NO Mortgage lates on credit report, 22 years in field, Self Employed 4+ years, 793 FICO. Loan will be graded a C.
																		Exception	Aggregator	No Mortgage Lates no mortgage lates on credit report.; FICO is higher than guideline minimum 793 credit score; Years in Field 22 years in same line of work; Years Self Employed 4+ years self employed;
300000163	$1,275,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient asset documentation in file - assets do not cover closing costs
Cash to close was $660,000 plus 6 months PITI reserves, therefore, $704772.82 was required in verified assets.  Only $501,261.23 in verified assets was provided in the file and per the loan application worksheet.

"Loan Approval liquidity included $50K EMD, $34K checking, 250K securities/retirement and $635K received from borrower's business. Adding in loan amount and subtracting uses, reserves were shown on loan approval as $320K. Smaller securities accounts and 50% of retirement equaling the $250K used was fully verified with statements in the file. The checking balance was verified at the $34K underwritten, but this was prior to the $50K EMD check from that account. Evidence of the EMD deposit to escrow is attached. As noted in the loan approval, the majority of the funds used to close were coming from borrower's business. When borrower was contacted to verify the source of funds for closing, he supplied the attached business account statement and highlighted 2 transfers totaling $701K. Also attached is the wire and escrow receipt for $610K closing funds transferred from borrowers' checking account. First highlighted transfer from business is concurrent with the EMD check. 2nd highlighted transfer is 2 days before closing. Source of EMD and closing funds is verified, and with this verification sufficient funds to close and reserves are demonstrated. "
																	12/17/2014: Audit reviewed the lender rebuttal and has determine that the assets from the business accounts are sufficient to qualify for the loan. Condition cleared.			No Mortgage Lates no mortgage lates on credit report.; FICO is higher than guideline minimum 793 credit score; Years in Field 22 years in same line of work; Years Self Employed 4+ years self employed;
300000163	$1,275,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/03/2014: Appraisal Field Review Report dated 11/29/2014 supports the appraised value of $1,910,000. Condition cleared.			No Mortgage Lates no mortgage lates on credit report.; FICO is higher than guideline minimum 793 credit score; Years in Field 22 years in same line of work; Years Self Employed 4+ years self employed;
300000118	$575,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation	Provide 2011 And 2012 corporate tax returns. The Loan Approval Worksheet and 1003 indicate Co-Borrowers 2 & 3 are self employed and own the company. Business tax returns were not provided in file.
This is a Pre-QM loan. Lender did not request the 2011 & 2012 business tax returns. This is a client well known to the Bank for a number of years. Lender requests investor render a decision based on the following compensating factors: • The loan file did contain pay stubs, W-2’s and personal tax returns (See attached W-2's) • Borrowers have excellent credit profiles with 769/795/797 credit scores • Low LTV 47.52% • Stable employment histories • DTI’s of 21%/29%.
																	12/22/2014: Audit reviewed the lender rebuttal and has determine that the paystubs, W-2’s and personal tax submitted are sufficient to clear condition.			Full Documentation Full income documentation loan ; FICO is higher than guideline minimum 769 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 76.80 months PITIA reserves remain ;
300000118	$575,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Documentation
Provide the 2nd lien note from the seller.  The purchase contract, loan approval worksheet and final HUD-1 settlement statement indicate this as a disclosed non-arms length sale.  The Seller is provided a gift of equity and a $100,000 seller held 2nd.  The note for the 2nd lien was not found in file.

Lender is unable to provide a copy of the 2nd lien Note. The borrower drafted the amendment to the purchase contract and confirmed it was sufficient for the purpose of memorializing an unsecured loan between family members. The title company accepted the information and did not require an additional note (See attached amendment to Purchase Agreement which contains terms of the Note). Lender requests investor to rendor a decision.
																	12/22/2014: Audit review of 2nd lien Note information, included within the Purchase Agreement, submitted is deemed acceptable, condition cleared.			Full Documentation Full income documentation loan ; FICO is higher than guideline minimum 769 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 76.80 months PITIA reserves remain ;
300000118	$575,000	CA	Underwriting Complete	N/A	N/A	Credit	Rescind	A	A	CA	A	A	Terms/Guidelines	Missing current mortgage pay history	Provide mortgage payment history for Co-Borrowers 1 & 2's residence. Mortgage payment history was not found in file.	12/04/2014: See attached credit report which includes the mortgage ratings paid as agreed.	12/04/2014: Credit report not provided; however, review of credit in file confirms 25 months history. Condition deemed invalid.			Full Documentation Full income documentation loan ; FICO is higher than guideline minimum 769 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 76.80 months PITIA reserves remain ;
300000118	$575,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(w)	CB	B	B	Terms/Guidelines	Missing Evidence of Taxes and Insurance
Provide the following tax and hazard information, which was not found in file: 1) Taxes and hazard for Co-Borrower 2 and Co-Borrower 3's primary residence. 2)Hazard for Borrower's primary residence, which was not found in file.

12/04/2014: "See attached property profile which reflects taxes of $16,240.34 div 12 - $1,353.36/mos. Insurance calculated off Imp Value Property Profile is $292,350 X .0032 = $935.52/12 = $77.96/mos.  Even if you used the unpaid balance of $999,000 X ,0032 = $3,197/12 = $266.42/mos.

 Also, attached is the hazard policy for primary residence which reflects a premium of $3,733.59/12 = $311.13/mos. Any discrepancies in amounts would not have a material effect on DTI which was approved at 29%."

12/04/2014: Received hazard declaration page for Borrower's primary residence and tax printout for Co-Borrower's residence.  Audit acknowledges calculation for premium on Co-Borrower 2's residence, and will use, since debt ratio remains within guidelines.  Condition acknowledged.
																		Waiver	Originator	Full Documentation Full income documentation loan ; FICO is higher than guideline minimum 769 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 76.80 months PITIA reserves remain ;
300000118	$575,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	12/01/2014: A CDA Report was not provided.		12/04/2014: CDA provided reflecting a value of $1,210,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.			Full Documentation Full income documentation loan ; FICO is higher than guideline minimum 769 FICO vs 720 minimum FICO ; Reserves are higher than guideline minimum 76.80 months PITIA reserves remain ;
300000070	$1,837,500	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves	The lender included proceeds from the pending sale of the borrower's existing residence. There is no evidence in the file of the sale or the proceeds from the sale.		12/30/2014: Received HUD-1 from sale of property indicating proceeds of $757,561.05 and property history reflecting borrower's no longer own the property. Condition cleared.
300000070	$1,837,500	CA	Underwriting Complete	N/A	N/A	Compliance	Cleared	A	A	RA	A	A	TILA	Amount Financed Variance - Prepaid finance charge fees under disclosed	Finance Charge Under Disclosure by $421.00. Missing TIL itemization to determine under disclosure.
Disagree with findings, see attached finance charge calculator that shows we disclosed correctly and none of the finance charges were outside of tolerance. also attached fee addendum from escrow that shows $120 is a notary fee which is not a finance charge lumped with settlement charges . settlement charges 1850 + 120 = 1970
																	12/11/2014: Audit review of the final fee breakdown worksheet that itemized Escrow fee documentation submitted is deemed acceptable, condition cleared.
300000070	$1,837,500	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/03/2014: CDA provided reflecting a value of $2,450,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110766594	$600,000	CA	Underwriting Complete	N/A	N/A	Credit	Acknowledged	B	B(e)	CB	B	B	DTI	DTI Exceeds Guidelines
The lender calculated the co-borrowers income incorrectly. The notes on the co-borrowers pay stub show the underwriter used the gross income figure as weekly salary. There are notes in the file that the co-borrower only works part time. The pay stub is for a two week period and the YTD supports that amount being received every two weeks, not weekly. The resulting DTI of 48.89% exceeds the max allowable DTI of 38%.

12/18/2014: Lender agrees that the income used for co-borrower should have been half of what was used to qualify. However, if we added interest income at 3% of PLL, which is allowed under lender's guidelines, and averaged self-employment income over 2 years (keep in mind $104,869 was only through July '13), DTI would be 43%. If we annualized co-borrower's income, averaged borrower's income over 2 yrs and included 3% of PLL for interest income, DTI would be 42.7%. Worksheet for the above calculations is attached. In any case, this loan would still be strong and lender would be comfortable approving due to factors such as a 50% purchase LTV, credit scores in the 800s and a trend of increasing self-employment income. 12/18/14 - Lender's income calculation was incorrect with regard to co-borrower income but was otherwise very conservative. We used the lowest year of Schedule C income for primary borrower although through July 2013 he had already made $20K more than in the entire prior year/amount underwritten. We used $84K when annualized for 2013 he was on pace to make $219K. We did not use the allowed 3% return on PLL. Even accepting auditor's calculation of co-borrower income, a DTI of <45% should be able to be calculated by acceptable means. Please note again that though income for wife is part-time, borrowers felt confident enough in their financial situation to put 50% down payment on the new home without selling their prior residence first. If they sold their primary home, DTI would drop. If they rented out their prior home, DTI would drop. Both scenarios would improve the overall picture. Large down payment, strong credit with husband's income trending upwards all demonstrate credit worthy borrowers and conservative approach to borrowing. Investor to decide."

12/23/2014: Audit acknowledges that the methodology the lender used for income calculation with regards to the borrower and interest income at 3% for 2013 is logical. The resulting DTI of 43.86% exceeds the max allowable DTI of 38%. Compensating factors are 808 FICO Score, 50.21% LTV/CLTV and 53+ months Reserves.
 12/09/2014: Received Lender response, which indicated average of Co-Borrower income based on a 40 hours x 26 weeks.  Re-review of paystubs in file confirm the Co-Borrower is a wage earner.  No shift differential or overtime wages were reflected on YTD paystub.  The paystub used by Lender to confirm 40 hours weekly schedule had an asterisk, which reflected the Co-Borrower worked 32 hours during that 2 week period. 2014 ytd earnings were significantly lower than prior years, for this reason, an average was not used. Re-review calculation of income is as follows: YTD through 7/6/2013 = $15,232.12 / 6.19 months = 2,460.76/month. There was no documentation found in file that confirmed the Co-Borrower would be returning to work full time or that wages would increase. Condition remains.
																		Exception	Aggregator	CLTV is lower than guideline maximum LTV/CLTV is 50.21%; FICO is higher than guideline minimum 808 FICO; Reserves are higher than guideline minimum 53.8 months reserves;
110766594	$600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Purchase Contract	Provide fully executed contract and addenda signed by the sellers.		12/08/2014: Received executed purchased contract addendum. Cleared.			CLTV is lower than guideline maximum LTV/CLTV is 50.21%; FICO is higher than guideline minimum 808 FICO; Reserves are higher than guideline minimum 53.8 months reserves;
110766594	$600,000	CA	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing appraisal	Comparable photo addendum missing photos of comps 3 and 4 and listing #7.	12/03/2014: Please see revised appraisal that include photos of Comps 3 & 4.	12/03/2014: Received appraisal report, which include Comps 3 & 4 - condition cleared.			CLTV is lower than guideline maximum LTV/CLTV is 50.21%; FICO is higher than guideline minimum 808 FICO; Reserves are higher than guideline minimum 53.8 months reserves;
110766594	$600,000	CA	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		12/03/2014: CDA provided reflecting a value of $1,195,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared			CLTV is lower than guideline maximum LTV/CLTV is 50.21%; FICO is higher than guideline minimum 808 FICO; Reserves are higher than guideline minimum 53.8 months reserves;
110758768	$802,000	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Failure to Obtain Final HUD-1	The bottom of pages 1 & 2 are cut off on the HUD-1 provided in file		10/16/14: Pages 1 and 2 of HUD 1 provided not cut off. Condition cleared.
110758768	$802,000	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA report not provided in file		10/20/14: CDA provided reflecting a value of $1,017,000 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
110800119	$510,600	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud Report not provided in file.		11/20/2014: A Third Party Fraud Report was provided, no additional conditions apply. Condition cleared.			FICO is higher than guideline minimum 780 > 720; Reserves are higher than guideline minimum 36.10 months > 24 month; DTI is lower than guideline maximum 14.23% < 43%;
110800119	$510,600	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	Missing sufficient evidence of “changed circumstance” to support new GFE”
There are 3 Good Faith Estimates in file. GFE dated 09/02/2014 reflects the loan amount of $507,300 and the GFE dated 09/23/2014 reflects $509,000 and the GFE dated 10/14/2014 reflects $510,600. The file does not contain Change of Circumstance forms.
																	11/20/2014: Post closing checklist provided indicates change of circumstances were provided on 09/23/2014 and 10/14/2014. Condition cleared.			FICO is higher than guideline minimum 780 > 720; Reserves are higher than guideline minimum 36.10 months > 24 month; DTI is lower than guideline maximum 14.23% < 43%;
110800119	$510,600	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	RESPA	HUD-1 Comparison page does not reflect HUD fees as charged	HUD-1 Comparison page does not reflect all fees charged on HUD-1 page 2. Title Company fees and Title Insurance fees totaling $560.00 not shown on Comparison page.		12/05/2014: Revised HUD-1 comparison page reflecting title fees of $560 was provided. Condition cleared.			FICO is higher than guideline minimum 780 > 720; Reserves are higher than guideline minimum 36.10 months > 24 month; DTI is lower than guideline maximum 14.23% < 43%;
110800119	$510,600	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Rate Lock Agreement	Rate Lock Agreement not provided in file.		11/20/2014: A rate lock agreement provided. Condition cleared.			FICO is higher than guideline minimum 780 > 720; Reserves are higher than guideline minimum 36.10 months > 24 month; DTI is lower than guideline maximum 14.23% < 43%;
110800119	$510,600	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	CDA Report not provided in file.		11/24/2014: CDA provided reflecting reconciled value of $767,000 or 0% variance. Condition cleared.			FICO is higher than guideline minimum 780 > 720; Reserves are higher than guideline minimum 36.10 months > 24 month; DTI is lower than guideline maximum 14.23% < 43%;
110845394	$630,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing 4506-T	According to the Lender's Guidelines dated 03/07/14, an IRS form 4506-T must be executed at application and closing.		12/24/14 4506T Received.			LTV is lower than guideline maximum 70% compared to 80%. ; DTI is lower than guideline maximum 22.40% compared to 43%.; Reserves are higher than guideline minimum 107 compared to 24 months.;
110845394	$630,000	WI	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Income/Employment	Missing income documentation
Provide 2012 1040's with all schedules and 2012 IRS Transcripts. Also, provide all K1's for 2012 and 2013 to verify ownership of business listed on Sch E. If either borrower owns 25% or more of a listed business, also provide 2 yrs of business returns and YTD Profit and Loss and Balance Statement.

12/23/2014: All of these items are in the original file that I have. Can the copy file be checked again please? I find it odd that this whole section would be missing, but it is possible that the processor missed something when they copied it.

12/23/2014: Audit has reviewed the loan file and the documents were not provided. Condition remains. 12/24/2014 2012 1040's & 2012 IRS Transcripts provided.  All K1's provided for 2012 & 2013 verifying less than 25% ownership.  Condition cleared.
																				LTV is lower than guideline maximum 70% compared to 80%. ; DTI is lower than guideline maximum 22.40% compared to 43%.; Reserves are higher than guideline minimum 107 compared to 24 months.;
110845394	$630,000	WI	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	General Compliance	Missing Flood Notice .
The flood certification in the file shows a designation of SHX, and based on the standard designations, there are no such zone. Please provide a flood certification with the standard designation. Additional conditions may apply.
																	12/26/14: Flood determination zone definitions provided by flood certification provider. Flood zone SHX does not require flood insurance. Condition cleared.			LTV is lower than guideline maximum 70% compared to 80%. ; DTI is lower than guideline maximum 22.40% compared to 43%.; Reserves are higher than guideline minimum 107 compared to 24 months.;
110845394	$630,000	WI	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	12/29/2014: CDA
1/5/2015: A CDA Report reflecting the complete subject address was provided with a reconciled value of $900,000 or 0% variance. Condition cleared.
01/02/2015:  A CDA Report is required reflecting the complete property address. The CDA Report provided did not included Unit #. Condition remains.
 12/29/2014: A CDA Report is required reflecting the complete property address. The CDA Report provided did not included Unit #. Condition remains.
																				LTV is lower than guideline maximum 70% compared to 80%. ; DTI is lower than guideline maximum 22.40% compared to 43%.; Reserves are higher than guideline minimum 107 compared to 24 months.;
110511788	$496,000	OR	Underwriting Complete	SHQM	SHQM	Credit	Cleared	A	A	CA	A	A	Legal Documents	Missing Third Party Fraud Tool (Report)	Third Party Fraud Tool report was not provided in file.	08/15/2014: Lender supplied third party Fraud Tool.	08/15/2014: Fraud tool provided dated 06/10/2014. Audit reviewed and all red flags are cleared. Condition cleared.
FICO is higher than guideline minimum 756 FICO comparded to 700 guideline minimum.  ; DTI is lower than guideline maximum 28.32% DTI compared to 45% guideline maxmum.  ; Years in Field 15 years in the same line of work. ;

110511788	$496,000	OR	Underwriting Complete	SHQM	SHQM	Compliance	Cleared	A	A	RA	A	A	Legal Documents	Missing Documentation
Verification all legal documents have been recorded and/or sent for recording is required. This can be evidenced via closing instructions indicating Title Company or closing agent are to send the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent that documents have been sent out for recording.
																8.15.14 True cert copy of original mortgage property. Documents sent to recorder's office by Title Company.	8.15.14 True cert copy of original mortgage property. Documents sent to recorder's office by Title Company. Condition cleared.
FICO is higher than guideline minimum 756 FICO comparded to 700 guideline minimum.  ; DTI is lower than guideline maximum 28.32% DTI compared to 45% guideline maxmum.  ; Years in Field 15 years in the same line of work. ;

110511788	$496,000	OR	Underwriting Complete	SHQM	SHQM	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.		08/12/14: CDA provided reflecting a value of $620,400 which is a 0.0% variance. Variance within acceptable tolerance. Condition Cleared.
FICO is higher than guideline minimum 756 FICO comparded to 700 guideline minimum.  ; DTI is lower than guideline maximum 28.32% DTI compared to 45% guideline maxmum.  ; Years in Field 15 years in the same line of work. ;

110149707	$625,000	AZ	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	General Credit Exception	There is no evidence in file to indicate the loan was approved by Lender as required per the lender's guidelines.		10-03-2013 Lender provided evidence that loan was approved to be purchased by investor.			LTV is lower than guideline maximum 49.60% LTV. ; Years in Primary Residence 7 years on Job. ;
110149707	$625,000	AZ	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Failure to obtain Credit Report	A Credit Report was not provided for both borrowers. Additional conditions may apply when received.		10-03-2013 Joint credit report provided.			LTV is lower than guideline maximum 49.60% LTV. ; Years in Primary Residence 7 years on Job. ;
110149707	$625,000	AZ	Underwriting Complete	N/A	N/A	Credit	Cleared	A	A	CA	A	A	Terms/Guidelines	Insufficient Reserves	18.50 mos < 24 mos required per Lender.		10-03-2013 Additional asset documentation provided, 80 mos reserves verified.			LTV is lower than guideline maximum 49.60% LTV. ; Years in Primary Residence 7 years on Job. ;
110149707	$625,000	AZ	Underwriting Complete	N/A	N/A	Property	Cleared	A	A	VA	A	A	Value	570 - Review Appraisal Missing	A CDA Report was not provided.	10/3/13: CDA provided.	10/3/13: CDA provided within 10% tolerance. Condition cleared.			LTV is lower than guideline maximum 49.60% LTV. ; Years in Primary Residence 7 years on Job. ;